Schwab Strategic Trust
Schwab International Dividend Equity ETF

Portfolio Holdings as of May 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.9% OF NET ASSETS

Australia 11.0%
BHP Group Ltd.	2,306,463	103,403,458
Insurance Australia Group Ltd.	648,332	3,573,198
Medibank Pvt Ltd.	796,976	2,752,436
QBE Insurance Group Ltd.	422,071	6,875,317
Suncorp Group Ltd.	298,510	3,732,841
Telstra Group Ltd.	8,669,583	32,498,757
Wesfarmers Ltd.	1,686,426	96,815,875
		249,651,882

Brazil 1.1%
Ambev SA	4,214,163	13,596,762
BB Seguridade Participacoes SA	186,455	1,304,912
Klabin SA	1,367,456	4,506,641
Porto Seguro SA	47,153	450,350
TIM SA	1,112,320	4,815,905
		24,674,570

Canada 3.1%
BCE, Inc.	672,552	16,980,406
Great-West Lifeco, Inc.	73,867	4,315,499
iA Financial Corp., Inc.	25,831	3,222,992
Manulife Financial Corp.	471,789	18,059,188
Quebecor, Inc., Class B	333,750	16,208,395
Sun Life Financial, Inc.	155,418	11,178,408
		69,964,888

China 1.3%
China Construction Bank Corp., H Shares	27,604,672	29,903,242

Denmark 0.1%
Tryg AS	92,366	2,174,913

Finland 2.8%
Elisa OYJ	314,423	15,087,578
Kesko OYJ, B Shares	270,568	6,561,061
Kone OYJ, B Shares	699,800	41,860,524
		63,509,163

France 13.7%
AXA SA	465,766	21,594,267
Cie Generale des Etablissements Michelin SCA (a)	1,510,855	55,555,020
Publicis Groupe SA	497,419	48,607,965
TotalEnergies SE	1,166,847	102,368,975
Vinci SA	581,226	84,816,598
		312,942,825

SECURITY	NUMBER OF SHARES	VALUE ($)
Germany 9.6%
Allianz SE	217,156	96,701,301
Deutsche Post AG	1,622,665	96,950,700
Hannover Rueck SE	16,997	4,609,571
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	36,605	19,320,534
		217,582,106

Hong Kong 0.3%
BOC Hong Kong Holdings Ltd.	1,013,202	6,197,579

India 4.3%
HCL Technologies Ltd.	1,481,839	18,465,274
Hero MotoCorp Ltd.	185,681	9,583,094
Infosys Ltd.	4,957,913	60,585,697
ITC Ltd.	3,012,105	9,096,557
		97,730,622

Indonesia 0.2%
Bank Central Asia Tbk. PT	15,437,625	4,924,144

Italy 9.1%
Enel SpA	8,146,033	91,495,350
Eni SpA	3,908,244	102,753,111
Generali	293,769	13,270,316
		207,518,777

Japan 2.5%
Daito Trust Construction Co. Ltd.	673,512	13,420,316
Japan Tobacco, Inc.	1,095,126	42,425,039
Zenkoku Hosho Co. Ltd.	27,074	504,608
		56,349,963

Kuwait 0.3%
Mobile Telecommunications Co. KSCP	3,464,696	6,696,471

Malaysia 0.3%
Telekom Malaysia Bhd.	3,400,100	6,345,710

Mexico 0.7%
Arca Continental SAB de CV	492,856	6,398,535
Coca-Cola Femsa SAB de CV	526,495	5,689,720
Kimberly-Clark de Mexico SAB de CV, A Shares	1,375,369	3,045,633
		15,133,888

Schwab International Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Netherlands 4.9%
Koninklijke Ahold Delhaize NV	888,278	37,492,943
Koninklijke KPN NV	8,423,529	43,900,040
Wolters Kluwer NV	415,825	29,609,762
		111,002,745

New Zealand 0.2%
Spark New Zealand Ltd.	4,172,955	4,896,761

Norway 1.4%
DNB Bank ASA	239,925	7,466,481
Gjensidige Forsikring ASA	51,224	1,416,603
Telenor ASA	1,384,595	22,653,792
		31,536,876

Qatar 0.6%
Industries Qatar QSC	2,598,515	8,778,285
Ooredoo QPSC	1,316,705	4,845,879
		13,624,164

Republic of Korea 0.1%
Cheil Worldwide, Inc.	164,709	2,017,603

Russia 0.0%
Severstal PAO *(b)(c)	708	0

Saudi Arabia 2.1%
Arab National Bank	38,333	216,559
Jarir Marketing Co.	840,623	3,532,651
SABIC Agri-Nutrients Co.	324,449	11,991,973
Saudi Telecom Co.	2,670,959	31,346,009
		47,087,192

Singapore 4.1%
DBS Group Holdings Ltd.	565,096	27,843,833
Genting Singapore Ltd.	12,505,868	5,883,499
Jardine Cycle & Carriage Ltd.	105,896	2,457,774
Singapore Exchange Ltd.	227,269	3,899,044
Singapore Telecommunications Ltd.	15,598,434	53,081,275
		93,165,425

South Africa 1.2%
Bidvest Group Ltd.	483,717	6,980,774
Nedbank Group Ltd.	126,932	2,032,232
OUTsurance Group Ltd.	231,887	1,014,455
Sanlam Ltd.	441,502	2,337,942
Standard Bank Group Ltd.	367,564	7,135,623
Vodacom Group Ltd.	848,008	7,971,069
		27,472,095

Spain 2.4%
Endesa SA	699,318	29,264,231
Mapfre SA (a)	250,108	1,173,875
Naturgy Energy Group SA	766,687	25,534,313
		55,972,419

Switzerland 7.4%
Kuehne & Nagel International AG	95,085	21,947,373
Roche Holding AG	197,473	83,225,007
SECURITY	NUMBER OF SHARES	VALUE ($)
SGS SA	297,733	33,867,676
Zurich Insurance Group AG	43,012	30,661,911
		169,701,967

Taiwan 0.1%
Poya International Co. Ltd.	107,000	1,964,055
Tung Ho Steel Enterprise Corp.	712,000	1,536,486
		3,500,541

Thailand 1.5%
Advanced Info Service PCL NVDR	1,502,300	16,294,727
Central Pattana PCL NVDR	1,890,700	3,747,124
Kasikornbank PCL NVDR	324,300	2,002,898
Krung Thai Bank PCL NVDR	1,044,200	1,114,947
PTT Exploration & Production PCL NVDR	1,949,300	8,475,217
SCB X PCL NVDR	240,800	995,164
Tisco Financial Group PCL NVDR	107,696	373,933
TMBThanachart Bank PCL NVDR	13,092,500	917,219
		33,921,229

United Arab Emirates 0.2%
Abu Dhabi Islamic Bank PJSC	419,922	2,339,220
Dubai Islamic Bank PJSC	795,657	1,603,077
		3,942,297

United Kingdom 12.3%
Admiral Group PLC	76,935	3,418,103
British American Tobacco PLC	1,499,243	92,779,765
GSK PLC	3,208,677	81,377,468
Imperial Brands PLC	742,282	26,975,081
Unilever PLC	1,326,985	75,224,203
		279,774,620
Total Common Stocks (Cost $1,928,123,471)		2,248,916,677

PREFERRED STOCKS 0.5% OF NET ASSETS

Brazil 0.5%
Cia Energetica de Minas Gerais	2,697,234	5,737,661
Itausa SA	1,609,082	4,110,027
		9,847,688

Russia 0.0%
Sberbank of Russia PJSC *(b)(c)	69,290	0
Total Preferred Stocks (Cost $10,547,098)		9,847,688

Schwab International Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 2.3% OF NET ASSETS

Money Market Funds 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (d)	1,780,683	1,780,683
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (d)(e)	51,266,430	51,266,430
		53,047,113
Total Short-Term Investments (Cost $53,047,113)		53,047,113
Total Investments in Securities (Cost $1,991,717,682)		2,311,811,478

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/19/26	90	14,000,850	87,591
MSCI Emerging Markets Index, expires 06/19/26	13	1,136,525	28,614
			116,205

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair valued using significant unobservable inputs.
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $49,689,464.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,248,916,677	$—	$—	$2,248,916,677
Russia	—	—	0 *	0
Preferred Stocks[1]	9,847,688	—	—	9,847,688
Russia	—	—	0 *	0
Short-Term Investments[1]	53,047,113	—	—	53,047,113
Futures Contracts[2]	116,205	—	—	116,205
Total	$2,311,927,683	$—	$0	$2,311,927,683

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab International Equity ETF

Portfolio Holdings as of May 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.7% OF NET ASSETS

Australia 5.6%
a2 Milk Co. Ltd.	1,546,188	5,974,030
AGL Energy Ltd.	1,434,906	8,837,472
ALS Ltd.	1,082,392	18,371,446
AMP Ltd.	5,859,302	6,724,150
Ampol Ltd.	550,540	13,293,571
Ansell Ltd.	314,368	6,299,330
ANZ Group Holdings Ltd.	6,740,537	170,713,544
APA Group	2,944,722	21,356,774
Aristocrat Leisure Ltd.	1,210,645	43,640,062
ASX Ltd.	419,920	13,967,583
Atlas Arteria Ltd.	2,431,288	8,624,107
Aurizon Holdings Ltd.	3,740,670	11,277,017
Bank of Queensland Ltd.	1,547,634	6,970,652
Beach Energy Ltd.	3,672,386	2,853,664
Bendigo & Adelaide Bank Ltd.	1,329,943	9,894,284
BHP Group Ltd.	10,922,367	489,672,072
BlueScope Steel Ltd.	944,256	21,550,321
Brambles Ltd.	3,053,345	36,402,332
CAR Group Ltd.	802,099	14,335,419
Challenger Ltd.	1,192,867	7,604,253
Charter Hall Group	1,056,650	15,494,093
Cleanaway Waste Management Ltd.	4,685,648	7,720,332
Cochlear Ltd.	157,376	11,379,820
Coles Group Ltd.	2,978,589	46,548,021
Commonwealth Bank of Australia	3,716,530	441,270,652
Computershare Ltd.	1,179,092	29,344,659
CSL Ltd.	1,076,371	74,819,515
Deterra Royalties Ltd.	881,604	2,854,414
Dexus	2,308,492	9,317,986
Domino's Pizza Enterprises Ltd.	140,025	1,812,456
Downer EDI Ltd.	1,426,583	8,344,848
Dyno Nobel Ltd.	4,001,204	10,824,538
Endeavour Group Ltd. (a)	3,434,599	7,117,039
Evolution Mining Ltd.	4,435,220	38,740,451
Flight Centre Travel Group Ltd. (a)	424,730	3,340,134
Fortescue Ltd.	3,504,363	56,252,195
Genesis Minerals Ltd. *	2,280,154	9,613,745
Goodman Group	4,418,502	100,682,488
GPT Group	4,226,302	14,747,999
GQG Partners, Inc., Class A, CDI	2,041,726	2,122,737
Harvey Norman Holdings Ltd.	1,218,011	4,040,015
HUB24 Ltd.	171,038	10,226,439
IGO Ltd. *	1,603,104	11,049,892
Iluka Resources Ltd.	871,732	4,954,969
Insurance Australia Group Ltd.	5,001,774	27,566,628
James Hardie Industries PLC, CDI *	1,248,719	28,678,631
JB Hi-Fi Ltd.	241,441	12,940,165
Lendlease Corp. Ltd.	1,426,430	2,791,581
Light & Wonder, Inc., CDI *	181,193	15,217,900
Lottery Corp. Ltd.	5,099,228	19,885,409
Lynas Rare Earths Ltd. *	2,026,487	27,980,123
Macquarie Group Ltd.	758,689	130,218,901
Magellan Financial Group Ltd.	405,120	2,463,039
Medibank Pvt Ltd.	6,006,346	20,743,518
Metcash Ltd.	2,454,321	5,421,264
Mineral Resources Ltd. *	376,351	19,894,541
Mirvac Group	8,918,133	10,844,049
SECURITY	NUMBER OF SHARES	VALUE ($)
National Australia Bank Ltd.	6,808,468	182,868,208
Netwealth Group Ltd.	246,866	3,795,741
New Hope Corp. Ltd.	1,100,821	4,625,518
NEXTDC Ltd. *	1,715,275	18,808,300
Northern Star Resources Ltd.	3,092,315	41,850,759
Orica Ltd.	1,058,775	17,437,342
Origin Energy Ltd.	3,827,017	29,930,967
Orora Ltd.	2,700,291	2,535,432
Perpetual Ltd.	232,351	2,658,107
PLS Group Ltd. *	6,806,063	31,634,378
Pro Medicus Ltd.	116,688	11,104,155
Qantas Airways Ltd.	1,603,480	10,890,965
QBE Insurance Group Ltd.	3,326,908	54,193,604
Qube Holdings Ltd.	3,817,955	13,762,564
Ramelius Resources Ltd.	4,077,202	9,446,021
Ramsay Health Care Ltd.	411,696	10,986,625
REA Group Ltd.	105,324	11,291,313
Reece Ltd. (a)	538,891	5,350,703
Region Group	2,494,599	4,074,341
Rio Tinto Ltd.	817,582	109,196,899
Sandfire Resources Ltd. *	979,972	13,840,915
Santos Ltd.	7,144,998	40,149,853
Scentre Group	11,450,889	31,555,045
SEEK Ltd.	709,050	6,331,104
SGH Ltd.	411,390	12,194,999
Sigma Healthcare Ltd.	11,214,515	23,722,401
Sims Ltd.	329,414	6,356,699
Sonic Healthcare Ltd.	1,005,573	14,122,911
South32 Ltd.	9,988,488	34,568,111
Steadfast Group Ltd.	2,391,610	7,020,715
Stockland	5,295,255	15,620,738
Suncorp Group Ltd.	2,372,633	29,669,564
Technology One Ltd.	647,566	13,903,165
Telix Pharmaceuticals Ltd. *(a)	613,527	5,751,868
Telstra Group Ltd.	8,899,882	33,362,055
TPG Telecom Ltd.	754,433	2,116,977
Transurban Group	6,923,421	74,621,397
Treasury Wine Estates Ltd.	1,763,652	5,380,338
Vicinity Ltd.	8,460,253	15,400,495
Washington H Soul Pattinson & Co. Ltd.	736,401	23,048,064
Wesfarmers Ltd.	2,502,446	143,662,691
Westpac Banking Corp.	7,603,540	196,946,902
Whitehaven Coal Ltd.	1,718,974	10,822,016
WiseTech Global Ltd.	410,028	10,623,496
Woodside Energy Group Ltd.	4,186,703	92,358,128
Woolworths Group Ltd.	2,694,454	68,298,983
Worley Ltd.	1,113,135	10,363,655
Xero Ltd. *	341,766	18,484,352
Yancoal Australia Ltd.	920,487	4,483,706
		3,706,850,554

Austria 0.3%
ANDRITZ AG	142,647	13,000,672
BAWAG Group AG	167,418	30,106,267
Erste Group Bank AG	622,247	74,791,485
OMV AG	311,285	22,394,604
Raiffeisen Bank International AG	294,271	16,970,800
Strabag SE	46,474	5,157,541
Telekom Austria AG	217,603	2,491,070

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Verbund AG	147,802	9,926,080
Vienna Insurance Group AG Wiener Versicherung Gruppe	71,679	5,278,049
		180,116,568

Belgium 0.9%
Ackermans & van Haaren NV	45,202	14,337,031
Ageas SA	396,646	30,826,870
Anheuser-Busch InBev SA	2,130,330	171,533,162
Argenx SE *	137,824	115,092,573
D'ieteren Group	45,680	9,136,693
Elia Group SA	97,198	15,119,576
Financiere de Tubize SA	41,368	10,852,079
Groupe Bruxelles Lambert NV	177,679	16,774,004
KBC Group NV	503,501	66,952,498
Lotus Bakeries NV	930	11,937,895
Sofina SA	31,828	8,282,593
Syensqo SA	151,688	11,895,224
UCB SA	264,753	77,763,576
Warehouses De Pauw CVA	436,522	11,329,038
		571,832,812

Canada 10.4%
Agnico Eagle Mines Ltd.	1,110,306	204,305,009
Alamos Gold, Inc., Class A	937,153	38,478,003
Alimentation Couche-Tard, Inc.	1,653,251	93,478,800
AltaGas Ltd.	669,562	26,076,731
ARC Resources Ltd.	1,316,905	29,836,017
AtkinsRealis Group, Inc.	358,885	21,560,976
Bank of Montreal	1,581,549	257,091,407
Bank of Nova Scotia	2,788,396	223,913,735
Barrick Mining Corp.	3,706,590	158,482,923
BCE, Inc.	693,590	17,511,568
Bombardier, Inc., Class B *	195,996	44,247,248
Brookfield Asset Management Ltd., Class A (a)	850,545	41,170,441
Brookfield Corp.	4,714,243	214,947,989
CAE, Inc. *	683,089	17,697,685
Cameco Corp.	958,791	107,819,182
Canadian Imperial Bank of Commerce	2,082,978	227,554,252
Canadian National Railway Co.	1,214,288	143,902,229
Canadian Natural Resources Ltd.	4,552,781	207,222,510
Canadian Pacific Kansas City Ltd.	2,001,453	178,852,938
Canadian Tire Corp. Ltd., Class A	114,622	14,719,344
Celestica, Inc. *	253,385	98,041,261
Cenovus Energy, Inc.	2,999,255	82,865,700
CGI, Inc.	429,001	29,983,824
Constellation Software, Inc.	43,966	90,093,676
Descartes Systems Group, Inc. *	181,875	13,432,516
Dollarama, Inc.	595,963	76,271,843
Element Fleet Management Corp.	901,747	17,981,917
Emera, Inc. (a)	677,971	35,484,526
Enbridge, Inc.	4,846,321	266,107,016
Equinox Gold Corp.	1,625,019	22,177,313
Fairfax Financial Holdings Ltd.	47,456	73,918,434
First Majestic Silver Corp.	1,059,998	22,407,275
First Quantum Minerals Ltd. *	1,527,474	47,058,906
FirstService Corp.	86,736	11,636,999
Fortis, Inc.	1,122,834	62,159,138
Franco-Nevada Corp.	426,634	98,907,360
George Weston Ltd.	350,805	24,594,931
GFL Environmental, Inc.	613,406	20,599,007
Gildan Activewear, Inc.	396,405	24,203,568
Great-West Lifeco, Inc.	604,931	35,341,619
Hydro One Ltd.	718,627	29,578,709
iA Financial Corp., Inc.	208,805	26,053,068
SECURITY	NUMBER OF SHARES	VALUE ($)
IAMGOLD Corp. *	1,299,399	23,525,107
IGM Financial, Inc.	164,198	9,364,012
Imperial Oil Ltd.	284,653	33,799,638
Intact Financial Corp.	400,469	78,744,901
Ivanhoe Mines Ltd., Class A *	1,711,438	15,169,437
Keyera Corp.	518,490	21,525,493
Kinross Gold Corp.	2,682,829	81,562,831
Loblaw Cos. Ltd.	1,249,101	55,919,610
Lundin Gold, Inc.	215,039	14,369,235
Lundin Mining Corp.	1,519,040	45,409,653
Magna International, Inc.	593,737	38,510,690
Manulife Financial Corp.	3,729,555	142,760,288
Metro, Inc.	433,750	27,856,602
National Bank of Canada	867,081	126,730,854
Nutrien Ltd.	1,081,537	74,122,833
Open Text Corp.	542,246	12,903,215
Pan American Silver Corp.	931,210	53,220,691
Pembina Pipeline Corp.	1,295,315	60,470,914
Power Corp. of Canada	1,174,562	71,050,961
Quebecor, Inc., Class B	110,227	5,353,117
RB Global, Inc.	415,609	44,250,569
Restaurant Brands International, Inc.	766,836	57,420,154
Royal Bank of Canada	3,118,345	598,609,961
Saputo, Inc.	525,173	16,103,450
Shopify, Inc., Class A *	2,730,737	325,912,286
Stantec, Inc.	260,305	19,684,202
Sun Life Financial, Inc.	1,231,406	88,568,623
Suncor Energy, Inc.	2,665,501	166,735,306
TC Energy Corp.	2,316,865	154,496,910
Teck Resources Ltd., Class B	1,071,555	71,120,666
TELUS Corp.	1,214,641	15,262,920
TFI International, Inc.	175,555	27,103,944
Thomson Reuters Corp.	294,389	25,546,268
TMX Group Ltd.	614,249	23,003,961
Toromont Industries Ltd.	174,482	28,801,468
Toronto-Dominion Bank	3,732,008	427,370,522
Tourmaline Oil Corp.	812,754	37,181,777
Waste Connections, Inc.	566,487	84,606,029
Wheaton Precious Metals Corp.	1,015,069	136,585,380
Whitecap Resources, Inc.	2,584,710	29,720,741
WSP Global, Inc.	305,063	43,240,972
		6,891,463,784

Denmark 1.2%
AP Moller - Maersk AS, Class A	5,804	14,065,250
AP Moller - Maersk AS, Class B	6,909	17,055,930
Carlsberg AS, Class B	200,879	27,018,905
Coloplast AS, Class B	300,268	18,557,231
Danske Bank AS	1,416,055	74,602,526
Demant AS *(a)	178,561	6,975,932
DSV AS	425,791	107,007,888
Genmab AS *	137,118	36,483,155
H Lundbeck AS	647,470	4,389,730
H Lundbeck AS, Class A	14,547	83,589
Novo Nordisk AS, Class B	7,083,256	324,007,284
Novonesis Novozymes B, Class B	769,996	44,786,083
Orsted AS *	1,037,288	26,586,953
Pandora AS	164,544	15,441,335
Rockwool AS, B Shares	171,100	5,407,404
Tryg AS	736,357	17,338,762
Vestas Wind Systems AS	2,237,900	62,916,149
		802,724,106

Finland 0.9%
Elisa OYJ	313,377	15,037,386
Fortum OYJ	910,849	21,311,444
Kesko OYJ, B Shares	600,046	14,550,644

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kone OYJ, B Shares	692,507	41,424,272
Metso OYJ	1,523,710	29,125,161
Neste OYJ	899,325	29,552,991
Nokia OYJ	11,572,011	168,664,388
Nordea Bank Abp	7,271,988	139,765,143
Orion OYJ, B Shares	234,867	19,623,982
Sampo OYJ, A Shares	5,507,981	58,259,191
Stora Enso OYJ, R Shares	1,269,380	14,879,684
UPM-Kymmene OYJ	1,135,274	33,173,182
Valmet OYJ	320,613	8,702,478
Wartsila OYJ Abp	1,001,837	40,801,358
		634,871,304

France 7.0%
Abivax S.A. *	156,851	20,756,421
Accor SA	465,913	25,570,071
Aeroports de Paris SA (a)	86,152	11,561,530
Air Liquide SA	1,284,600	266,953,232
Airbus SE	1,300,680	272,753,705
Alstom SA *	793,036	15,861,923
Amundi SA	129,110	12,648,316
AXA SA	3,572,232	165,619,070
Ayvens SA	778,325	10,517,721
BioMerieux	94,508	8,199,770
BNP Paribas SA	2,200,934	238,730,843
Bollore SE	1,581,186	10,037,695
Bouygues SA	426,275	25,100,896
Bureau Veritas SA	761,399	23,101,372
Capgemini SE *	341,206	40,593,454
Carrefour SA	1,247,292	23,339,375
Cie de Saint-Gobain SA	1,006,671	91,934,712
Cie Generale des Etablissements Michelin SCA	1,423,705	52,350,464
Covivio SA	124,699	8,039,839
Credit Agricole SA	2,071,243	40,122,803
Danone SA	1,421,635	101,098,026
Dassault Aviation SA	37,959	13,501,494
Dassault Systemes SE	1,453,240	31,890,608
Edenred SE	535,036	14,572,564
Eiffage SA	169,128	24,621,142
Engie SA	4,103,109	126,741,579
EssilorLuxottica SA	638,975	130,600,887
Eurofins Scientific SE	250,653	18,269,514
Euronext NV	197,989	32,253,630
FDJ UNITED (a)	233,708	6,204,504
Gecina SA	127,477	10,926,366
Getlink SE	690,457	15,115,468
Hermes International SCA	75,995	143,665,389
Ipsen SA	78,223	14,294,809
Kering SA	155,452	46,321,679
Klepierre SA	459,086	18,761,273
Legrand SA	562,958	96,997,729
L'Oreal SA	509,949	227,649,693
LVMH Moet Hennessy Louis Vuitton SE	569,221	314,224,526
Orange SA	4,671,434	97,769,573
Pernod Ricard SA	423,528	31,344,438
Publicis Groupe SA	503,994	49,250,477
Renault SA	413,931	14,293,054
Rexel SA	491,066	21,093,945
Safran SA	775,315	276,583,166
Sanofi SA	2,396,964	210,596,392
Sartorius Stedim Biotech	61,292	12,738,545
Schneider Electric SE	1,207,238	380,301,771
SCOR SE	380,728	13,675,259
Societe Generale SA	1,490,406	124,580,956
Sodexo SA	189,524	10,438,986
SPIE SA	328,023	18,718,251
SECURITY	NUMBER OF SHARES	VALUE ($)
Thales SA	202,137	56,494,147
TotalEnergies SE	4,040,743	354,499,535
Unibail-Rodamco-Westfield *	276,440	32,046,246
Veolia Environnement SA	1,337,248	54,196,203
Vinci SA	1,107,147	161,562,700
		4,671,687,736

Germany 6.4%
adidas AG	368,084	71,560,614
Allianz SE	853,106	379,894,916
Aumovio SE *	119,990	5,614,894
BASF SE	1,983,878	117,652,657
Bayer AG	2,205,644	94,023,672
Bayerische Motoren Werke AG	618,809	53,985,613
Bechtle AG *	189,078	7,373,939
Beiersdorf AG	229,842	18,555,047
Brenntag SE	266,361	17,574,321
Commerzbank AG	1,508,472	65,237,121
Continental AG	239,981	19,984,064
CTS Eventim AG & Co. KGaA	122,111	8,856,213
Daimler Truck Holding AG	1,075,865	52,918,494
Delivery Hero SE *(a)	498,988	21,533,227
Deutsche Bank AG	3,883,910	126,270,642
Deutsche Boerse AG	409,539	118,330,861
Deutsche Lufthansa AG	1,344,403	13,460,738
Deutsche Post AG	2,049,503	122,453,341
Deutsche Telekom AG	7,605,848	256,151,019
Deutsche Wohnen SE	139,125	3,136,638
DWS Group GmbH & Co. KGaA	66,095	4,778,175
E.ON SE	4,970,073	105,556,814
Evonik Industries AG *	586,287	11,500,854
Fraport AG Frankfurt Airport Services Worldwide	86,583	7,279,788
Fresenius Medical Care AG	490,736	21,297,382
Fresenius SE & Co. KGaA	915,850	38,763,593
FUCHS SE	60,216	2,280,230
GEA Group AG	329,046	21,291,697
Hannover Rueck SE	133,543	36,216,741
Heidelberg Materials AG	278,882	62,094,191
Henkel AG & Co. KGaA	223,104	16,219,876
Hensoldt AG	130,601	13,475,632
HOCHTIEF AG	33,157	18,827,795
Infineon Technologies AG	2,881,292	272,717,994
KION Group AG	148,545	7,601,158
Knorr-Bremse AG	146,568	17,736,586
LEG Immobilien SE	180,295	11,729,532
Mercedes-Benz Group AG	1,679,943	102,313,741
Merck KGaA	285,761	43,634,379
MTU Aero Engines AG	119,375	43,644,136
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	291,949	154,093,989
Nemetschek SE	127,419	9,189,138
Qiagen NV	458,880	16,945,577
Rational AG	10,941	8,413,846
RENK Group AG	172,167	11,421,746
Rheinmetall AG	100,320	151,416,254
RTL Group SA (a)	80,210	2,953,113
RWE AG	1,459,106	92,899,489
SAP SE	2,292,377	415,334,247
Schaeffler AG	407,351	5,019,782
Scout24 SE	153,173	12,914,339
Siemens AG	1,631,681	513,723,367
Siemens Energy AG	1,653,746	315,026,807
Siemens Healthineers AG	797,260	32,488,251
Symrise AG	294,189	27,155,327
Talanx AG	133,054	15,992,534
Traton SE *	154,081	6,070,209

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Volkswagen AG *	62,053	6,795,934
Vonovia SE	1,599,824	40,007,968
Zalando SE *	518,535	14,092,878
		4,285,483,120

Hong Kong 1.7%
AAC Technologies Holdings, Inc.	1,592,219	9,243,622
AIA Group Ltd.	23,467,760	246,283,622
ASMPT Ltd.	718,220	17,778,176
Bank of East Asia Ltd.	2,193,484	3,817,480
BOC Aviation Ltd.	427,078	4,168,661
BOC Hong Kong Holdings Ltd.	7,967,666	48,736,814
Brightoil Petroleum Holdings Ltd. *(b)	2,936,732	0
Budweiser Brewing Co. APAC Ltd.	3,485,342	3,108,498
Cathay Pacific Airways Ltd.	2,799,401	4,750,559
Champion REIT	4,018,650	1,245,990
Chow Tai Fook Jewellery Group Ltd.	3,720,354	5,216,869
CK Asset Holdings Ltd.	3,990,490	24,103,631
CK Hutchison Holdings Ltd.	5,979,882	53,752,863
CK Infrastructure Holdings Ltd.	1,366,216	10,345,895
CLP Holdings Ltd.	3,601,077	35,149,717
CTF Services Ltd.	3,395,420	3,496,190
Dah Sing Banking Group Ltd.	787,807	1,350,974
DFI Retail Group Holdings Ltd.	650,941	2,603,764
First Pacific Co. Ltd.	4,571,632	2,980,713
FIT Hon Teng Ltd. *	4,144,285	4,706,170
Galaxy Entertainment Group Ltd.	4,659,843	18,621,773
Hang Lung Group Ltd.	1,822,493	3,395,054
Hang Lung Properties Ltd.	3,812,970	3,911,537
Henderson Land Development Co. Ltd.	3,018,246	11,922,946
Hong Kong & China Gas Co. Ltd.	23,556,627	21,550,644
Hong Kong Exchanges & Clearing Ltd.	2,662,076	135,797,329
Hongkong Land Holdings Ltd.	2,283,390	17,399,432
HUTCHMED China Ltd. *(a)	1,023,385	2,392,173
Hysan Development Co. Ltd.	1,279,390	3,044,457
Jardine Matheson Holdings Ltd.	401,294	26,637,896
Johnson Electric Holdings Ltd.	927,980	3,021,672
Kerry Properties Ltd.	1,240,788	3,283,480
KLN Logistics Group Ltd.	592,223	463,961
Lenovo Group Ltd.	16,986,809	52,017,686
Link REIT	5,868,517	30,235,884
Man Wah Holdings Ltd.	3,147,157	1,457,649
MGM China Holdings Ltd.	2,050,857	2,813,014
MMG Ltd. *	9,437,183	10,608,312
MTR Corp. Ltd.	3,578,778	14,402,054
NagaCorp Ltd.	2,933,866	1,538,545
New World Development Co. Ltd. *(a)	2,921,873	3,064,511
Nexteer Automotive Group Ltd.	3,618,933	2,262,583
Orient Overseas International Ltd.	270,808	4,702,704
PCCW Ltd.	8,698,909	6,315,461
Power Assets Holdings Ltd.	3,109,781	23,846,918
PRADA SpA	1,179,408	5,519,775
Samsonite Group SA	2,793,870	5,161,819
Sands China Ltd.	5,174,705	10,121,753
Shangri-La Asia Ltd.	2,295,674	1,253,666
Shenzhou International Group Holdings Ltd.	1,768,018	10,471,763
Sino Land Co. Ltd.	7,832,581	11,802,738
SITC International Holdings Co. Ltd.	2,984,336	13,182,651
SJM Holdings Ltd. *	4,850,424	1,182,064
Sun Hung Kai Properties Ltd.	3,099,862	52,090,212
Swire Pacific Ltd., A Shares	769,507	8,011,811
Swire Pacific Ltd., B Shares	1,707,483	2,840,939
SECURITY	NUMBER OF SHARES	VALUE ($)
Swire Properties Ltd.	2,162,247	6,135,756
Techtronic Industries Co. Ltd.	3,171,029	47,055,232
United Energy Group Ltd.	31,046,652	1,822,219
VTech Holdings Ltd.	340,945	2,229,493
WH Group Ltd.	17,463,524	20,165,475
Wharf Holdings Ltd. (a)	2,225,269	6,297,556
Wharf Real Estate Investment Co. Ltd.	3,509,416	10,764,585
Wynn Macau Ltd.	3,060,471	2,206,301
Xinyi Glass Holdings Ltd. (a)	3,369,257	4,255,958
Yue Yuen Industrial Holdings Ltd.	2,024,760	3,789,934
Zijin Gold International Co., Ltd. *	492,366	8,148,094
		1,122,057,677

Ireland 0.3%
AIB Group PLC	4,761,680	56,122,072
Bank of Ireland Group PLC	2,166,793	44,085,066
Kerry Group PLC, Class A	366,383	31,403,586
Kingspan Group PLC	331,707	30,424,910
Ryanair Holdings PLC	574,405	16,844,682
		178,880,316

Israel 1.2%
Airport City Ltd. *	149,300	2,879,009
Amot Investments Ltd.	449,794	3,038,791
Azrieli Group Ltd.	85,098	14,215,125
Bank Hapoalim BM	2,930,549	75,786,906
Bank Leumi Le-Israel BM	3,322,792	84,757,301
Bezeq The Israeli Telecommunication Corp. Ltd.	6,078,729	17,368,107
Big Shopping Centers Ltd.	41,197	11,281,434
Camtek Ltd. *	66,110	11,720,084
Clal Insurance Enterprises Holdings Ltd.	154,718	15,634,882
Delek Group Ltd.	20,689	6,396,104
El Al Israel Airlines	671,450	3,221,389
Elbit Systems Ltd.	58,844	53,167,295
Energix-Renewable Energies Ltd.	544,215	5,623,752
Enlight Renewable Energy Ltd. *	282,098	30,569,988
Fattal Holdings 1998 Ltd. *	13,570	4,133,757
FIBI Holdings Ltd.	31,458	3,483,052
First International Bank of Israel Ltd.	122,992	10,520,424
Gav-Yam Lands Corp. Ltd.	86,944	1,200,520
Harel Insurance Investments & Financial Services Ltd.	267,616	17,087,255
ICL Group Ltd.	1,654,283	10,975,642
Israel Corp. Ltd.	9,081	3,013,449
Israel Discount Bank Ltd., A Shares	2,711,059	30,278,148
Isrotel Ltd. *	37,408	1,949,494
Kenon Holdings Ltd.	46,896	4,270,648
Matrix IT Ltd.	100,195	3,179,421
Mega Or Holdings Ltd.	49,557	12,064,653
Meitav Investment House Ltd.	86,407	5,282,834
Melisron Ltd.	48,532	7,694,974
Menora Mivtachim Holdings Ltd.	46,584	8,692,179
Migdal Insurance & Financial Holdings Ltd. *	1,257,103	8,569,170
Mivne Real Estate KD Ltd.	1,367,276	7,037,683
Mizrahi Tefahot Bank Ltd.	342,810	26,498,396
Next Vision Stabilized Systems Ltd.	161,237	17,254,133
Nice Ltd. *	141,153	12,592,472
Nova Ltd. *	68,581	36,034,106
OPC Energy Ltd. *	321,532	14,198,813
Phoenix Financial Ltd.	516,669	34,537,363
Shapir Engineering & Industry Ltd. *	314,553	5,132,124
Shikun & Binui Ltd. *	748,687	5,797,854

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Shufersal Ltd.	477,964	8,314,864
Strauss Group Ltd.	131,819	5,698,858
Teva Pharmaceutical Industries Ltd. *	2,541,196	89,194,987
Tower Semiconductor Ltd. *	247,026	70,994,256
		801,341,696

Italy 2.8%
A2A SpA	3,468,217	9,102,231
Banca Mediolanum SpA	476,858	11,023,656
Banca Monte dei Paschi di Siena SpA (a)	4,671,725	50,307,991
Banco BPM SpA	3,285,389	51,699,920
BPER Banca SpA	3,364,725	45,617,667
Brunello Cucinelli SpA	70,246	6,761,178
Buzzi SpA	177,430	9,627,912
Davide Campari-Milano NV	1,280,687	8,372,174
Enel SpA	17,295,237	194,258,206
Eni SpA	4,193,727	110,258,852
Ferrari NV	267,586	92,178,972
FinecoBank Banca Fineco SpA	1,364,104	33,364,981
Generali	2,175,359	98,266,668
Hera SpA	1,667,328	7,502,572
Infrastrutture Wireless Italiane SpA	736,143	5,738,399
Interpump Group SpA	162,476	6,802,895
Intesa Sanpaolo SpA	34,140,494	231,352,260
Italgas SpA	1,366,469	16,049,654
Leonardo SpA	897,120	56,971,965
Mediobanca Banca di Credito Finanziario SpA	179,410	4,645,752
Moncler SpA	498,056	32,466,183
Nexi SpA (a)	952,111	3,899,840
Pirelli & C SpA	862,778	6,353,025
Poste Italiane SpA	1,001,383	29,634,771
Prysmian SpA	637,402	110,084,774
Recordati Industria Chimica e Farmaceutica SpA	235,023	14,124,390
Reply SpA	45,089	5,414,247
Snam SpA	4,670,653	34,152,312
Stellantis NV *	4,719,921	37,811,803
STMicroelectronics NV	1,423,868	97,950,275
Technoprobe SpA *	345,202	12,947,064
Telecom Italia SpA *	38,208,208	32,495,046
Tenaris SA	761,722	23,191,172
Terna - Rete Elettrica Nazionale	3,118,415	35,851,756
UniCredit SpA	3,359,686	291,064,186
Unipol Assicurazioni SpA	858,713	21,284,070
		1,838,628,819

Japan 20.5%
77 Bank Ltd.	432,636	8,571,732
ABC-Mart, Inc.	207,876	3,436,960
Acom Co. Ltd.	803,878	2,360,782
Activia Properties, Inc.	4,221	3,468,225
Advance Residence Investment Corp.	5,900	5,707,645
Advantest Corp.	1,613,651	265,275,750
Aeon Co. Ltd.	5,533,368	48,367,872
AEON Financial Service Co. Ltd.	234,555	2,224,876
AEON REIT Investment Corp.	3,746	2,889,684
AGC, Inc.	414,711	18,074,407
Air Water, Inc.	375,322	6,127,658
Aisin Corp.	1,100,566	16,685,822
Ajinomoto Co., Inc.	2,083,444	67,428,252
Alfresa Holdings Corp.	398,994	5,601,807
Alps Alpine Co. Ltd.	406,962	5,550,063
ALSOK Co. Ltd.	722,903	5,113,316
Amada Co. Ltd.	678,009	12,836,982
Amano Corp.	138,328	3,105,624
SECURITY	NUMBER OF SHARES	VALUE ($)
ANA Holdings, Inc.	323,054	6,064,746
Aozora Bank Ltd.	219,862	3,688,306
Asahi Group Holdings Ltd.	3,212,077	30,740,620
Asahi Intecc Co. Ltd.	467,262	11,054,141
Asahi Kasei Corp.	2,677,576	30,057,342
Asics Corp.	1,472,419	44,795,058
Astellas Pharma, Inc.	3,949,197	56,636,829
Azbil Corp.	1,047,185	10,936,272
Bandai Namco Holdings, Inc.	1,272,323	29,100,622
BayCurrent, Inc.	336,787	11,881,373
Bic Camera, Inc.	204,284	2,281,657
BIPROGY, Inc.	158,635	4,572,004
Blue Zones Holdings Co. Ltd.	225,348	2,450,389
Bridgestone Corp.	2,455,199	53,101,641
Brother Industries Ltd.	528,256	12,453,953
Calbee, Inc.	147,095	2,683,359
Canon Marketing Japan, Inc.	189,666	4,243,924
Canon, Inc.	1,859,158	49,378,227
Capcom Co. Ltd.	765,007	14,493,757
Casio Computer Co. Ltd.	432,512	4,861,990
Central Japan Railway Co.	1,894,614	41,405,629
Chiba Bank Ltd.	1,391,378	20,330,079
Chubu Electric Power Co., Inc.	1,602,291	29,440,927
Chugai Pharmaceutical Co. Ltd.	1,421,107	70,452,770
Chugin Financial Group, Inc.	346,411	6,501,054
Chugoku Electric Power Co., Inc.	624,043	3,432,452
Coca-Cola Bottlers Japan Holdings, Inc.	207,625	4,613,164
COMSYS Holdings Corp.	223,893	7,635,625
Cosmo Energy Holdings Co. Ltd.	270,776	6,359,894
Cosmos Pharmaceutical Corp.	87,573	3,307,299
Credit Saison Co. Ltd.	237,780	6,113,660
CyberAgent, Inc.	954,844	7,758,595
Dai Nippon Printing Co. Ltd.	861,192	14,987,954
Daicel Corp.	527,729	4,422,329
Daido Steel Co. Ltd.	344,482	4,496,725
Daifuku Co. Ltd.	773,931	35,543,750
Daiichi Life Group, Inc.	7,691,430	79,045,037
Daiichi Sankyo Co. Ltd.	4,140,545	70,240,227
Daikin Industries Ltd.	613,801	89,781,747
Daito Trust Construction Co. Ltd.	650,715	12,966,066
Daiwa House Industry Co. Ltd.	1,262,649	34,376,033
Daiwa House REIT Investment Corp.	8,492	6,433,414
Daiwa Office Investment Corp.	1,186	2,369,169
Daiwa Securities Group, Inc.	2,984,463	28,131,081
Daiwa Securities Living Investments Corp. (a)	3,586	2,284,191
Denso Corp.	3,993,433	47,864,000
Dentsu Group, Inc.	455,726	8,605,518
Dentsu Soken, Inc.	201,159	2,651,119
Dexerials Corp.	409,715	10,392,796
DIC Corp.	171,064	5,193,494
Disco Corp.	193,472	79,107,309
DMG Mori Co. Ltd.	318,172	6,885,499
Dowa Holdings Co. Ltd.	126,304	8,172,192
East Japan Railway Co.	2,325,802	49,850,094
Ebara Corp.	1,003,481	35,823,748
Eisai Co. Ltd.	562,716	14,082,923
Electric Power Development Co. Ltd., Class C	341,946	8,628,664
ENEOS Holdings, Inc.	5,767,152	47,295,791
EXEO Group, Inc.	389,944	6,971,422
Ezaki Glico Co. Ltd.	102,624	3,508,259
FANUC Corp.	2,067,011	102,474,093
Fast Retailing Co. Ltd.	392,949	203,225,650
Food & Life Cos. Ltd.	232,871	15,908,487
Frontier Real Estate Investment Corp.	5,759	2,952,035
Fuji Electric Co. Ltd.	307,404	29,815,427

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Fuji Media Holdings, Inc.	96,705	2,292,636
Fuji Oil Co. Ltd.	94,834	2,096,368
FUJIFILM Holdings Corp.	2,643,534	55,165,651
Fujikura Ltd.	3,616,351	108,383,759
Fujitsu Ltd.	3,771,737	79,799,047
Fukuoka Financial Group, Inc.	397,655	16,376,821
Furukawa Electric Co. Ltd.	153,671	50,255,118
Fuyo General Lease Co. Ltd.	114,354	3,012,756
GLP J-Reit	9,670	8,121,609
GMO internet group, Inc.	114,589	2,364,626
GMO Payment Gateway, Inc.	101,704	5,595,988
Goldwin, Inc.	216,783	2,873,372
GS Yuasa Corp.	199,815	8,234,100
Gunma Bank Ltd.	702,068	9,967,169
Hachijuni Nagano Bank Ltd.	809,717	11,818,440
Hakuhodo DY Holdings, Inc.	481,496	3,384,597
Hamamatsu Photonics KK	649,559	11,682,187
Hankyu Hanshin Holdings, Inc.	518,542	15,254,301
Harmonic Drive Systems, Inc.	145,492	7,128,825
Haseko Corp.	535,261	9,120,519
Hikari Tsushin, Inc.	39,274	9,017,304
Hirogin Holdings, Inc.	598,924	7,590,484
Hirose Electric Co. Ltd.	63,613	11,278,830
Hitachi Construction Machinery Co. Ltd.	270,887	8,846,922
Hitachi Ltd.	9,669,369	313,788,305
Hokuhoku Financial Group, Inc.	237,594	9,635,699
Honda Motor Co. Ltd.	8,375,541	76,421,090
Horiba Ltd.	79,805	13,167,148
Hoshizaki Corp.	227,647	7,533,415
House Foods Group, Inc.	145,603	3,125,356
Hoya Corp.	747,282	127,121,029
Hulic Co. Ltd.	1,053,326	11,241,918
Ibiden Co. Ltd.	552,833	79,874,106
Idemitsu Kosan Co. Ltd.	1,746,513	15,343,291
IHI Corp.	2,027,354	35,232,583
Iida Group Holdings Co. Ltd.	287,680	3,852,841
Industrial & Infrastructure Fund Investment Corp.	4,971	4,378,002
INFRONEER Holdings, Inc.	447,452	6,892,093
Inpex Corp.	1,929,396	43,680,779
Internet Initiative Japan, Inc.	272,689	5,313,658
Invincible Investment Corp.	16,841	6,485,039
Isetan Mitsukoshi Holdings Ltd.	697,041	14,869,974
Isuzu Motors Ltd.	1,192,620	17,594,498
Ito En Ltd.	115,265	2,178,008
ITOCHU Corp.	13,898,658	168,985,819
Itoham Yonekyu Holdings, Inc.	46,164	1,423,866
Iwatani Corp.	415,826	5,266,067
Iyogin Holdings, Inc.	534,694	10,257,902
J Front Retailing Co. Ltd.	512,687	6,982,257
Japan Airlines Co. Ltd.	300,161	5,165,469
Japan Airport Terminal Co. Ltd.	137,522	4,174,297
Japan Exchange Group, Inc.	2,241,651	27,473,215
Japan Hotel REIT Investment Corp.	10,814	5,203,545
Japan Logistics Fund, Inc.	4,682	2,702,907
Japan Metropolitan Fund Invest	14,863	10,503,722
Japan Post Bank Co. Ltd.	3,955,377	76,255,117
Japan Post Holdings Co. Ltd.	3,675,788	47,751,301
Japan Post Insurance Co. Ltd.	1,150,821	10,334,183
Japan Prime Realty Investment Corp.	7,248	4,329,950
Japan Real Estate Investment Corp.	15,481	11,115,512
Japan Steel Works Ltd.	147,816	7,121,056
Japan Tobacco, Inc.	2,420,674	93,776,597
Jeol Ltd.	108,010	4,826,830
JFE Holdings, Inc.	1,301,515	13,903,048
JGC Holdings Corp.	515,199	8,830,457
JMDC, Inc.	71,622	1,276,409
JTEKT Corp.	469,976	6,394,673
SECURITY	NUMBER OF SHARES	VALUE ($)
Justsystems Corp.	70,883	1,818,940
JX Advanced Metals Corp.	1,194,910	29,491,811
Kadokawa Corp.	240,305	4,815,459
Kagome Co. Ltd.	153,640	2,486,190
Kajima Corp.	935,611	34,717,345
Kakaku.com, Inc.	261,725	5,491,309
Kamigumi Co. Ltd.	186,307	5,549,769
Kandenko Co. Ltd.	270,053	11,091,190
Kaneka Corp.	119,939	4,159,704
Kansai Electric Power Co., Inc.	2,158,679	31,670,298
Kansai Paint Co. Ltd.	333,264	5,130,118
Kao Corp.	993,624	38,168,294
Kawasaki Heavy Industries Ltd.	1,710,553	33,708,177
Kawasaki Kisen Kaisha Ltd.	824,338	13,049,386
KDDI Corp.	6,170,275	106,145,474
KDX Realty Investment Corp.	7,704	7,694,805
Keihan Holdings Co. Ltd.	201,452	4,048,275
Keikyu Corp.	516,344	4,894,548
Keio Corp.	1,089,301	5,049,282
Keisei Electric Railway Co. Ltd.	943,938	6,469,228
Kewpie Corp.	214,926	5,436,943
Keyence Corp.	416,725	209,710,659
Kikkoman Corp.	1,644,565	14,390,848
Kinden Corp.	252,420	11,383,398
Kintetsu Group Holdings Co. Ltd.	423,555	9,543,890
Kioxia Holdings Corp. *	409,443	169,368,814
Kirin Holdings Co. Ltd.	1,763,654	30,118,056
Kobayashi Pharmaceutical Co. Ltd.	122,224	4,493,089
Kobe Bussan Co. Ltd.	280,810	4,782,184
Kobe Steel Ltd.	758,044	9,428,526
Koei Tecmo Holdings Co. Ltd.	362,069	3,368,454
Koito Manufacturing Co. Ltd.	381,002	6,694,281
Kokusai Electric Corp.	515,640	26,596,646
Kokuyo Co. Ltd.	852,233	4,395,807
Komatsu Ltd.	2,013,195	83,175,975
Konami Group Corp.	213,322	25,367,080
Konica Minolta, Inc.	1,206,150	4,618,814
Kose Holdings Corp.	70,048	2,466,795
Kotobuki Spirits Co. Ltd.	258,571	3,386,648
Kraftia Corp.	102,684	6,013,713
K's Holdings Corp.	304,894	4,014,434
Kubota Corp.	2,059,662	36,770,899
Kuraray Co. Ltd.	636,644	6,560,805
Kurita Water Industries Ltd.	249,093	13,696,281
Kusuri No. Aoki Holdings Co. Ltd. (a)	97,421	2,121,733
Kyocera Corp.	2,815,106	61,593,154
Kyoto Financial Group, Inc.	525,669	14,592,194
Kyowa Kirin Co. Ltd.	495,557	7,798,042
Kyushu Electric Power Co., Inc.	973,584	10,023,897
Kyushu Financial Group, Inc.	773,358	6,713,869
Kyushu Railway Co.	329,184	7,283,033
LaSalle Logiport REIT	3,817	3,493,542
Lasertec Corp.	172,822	43,566,473
Lion Corp.	510,988	5,198,474
Lixil Corp.	614,672	6,511,994
LY Corp.	5,860,497	15,362,682
M3, Inc.	949,190	8,490,776
Mabuchi Motor Co. Ltd.	412,506	4,020,372
Macnica Holdings, Inc.	273,312	5,339,533
Makita Corp.	533,351	18,541,142
Marubeni Corp.	3,274,742	106,888,369
Marui Group Co. Ltd.	376,790	6,456,958
Maruichi Steel Tube Ltd.	373,659	4,235,616
Maruwa Co. Ltd.	19,983	9,344,397
MatsukiyoCocokara & Co.	731,630	10,435,115
Mazda Motor Corp.	1,348,864	9,731,581
McDonald's Holdings Co. Japan Ltd.	182,300	8,920,893
Mebuki Financial Group, Inc.	2,052,875	17,144,904
Medipal Holdings Corp.	441,716	7,622,299

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
MEIJI Holdings Co. Ltd.	567,495	13,432,509
Mercari, Inc. *	279,221	7,435,252
Metaplanet, Inc. *(a)	2,475,685	4,525,563
Minebea Mitsumi, Inc.	860,697	24,665,492
MISUMI Group, Inc.	618,909	14,668,909
Mitsubishi Chemical Group Corp.	2,960,490	21,331,001
Mitsubishi Corp.	7,306,170	232,462,787
Mitsubishi Electric Corp.	4,372,484	180,129,091
Mitsubishi Estate Co. Ltd.	2,429,209	61,893,785
Mitsubishi Gas Chemical Co., Inc.	395,248	13,767,512
Mitsubishi HC Capital, Inc.	1,796,429	14,687,181
Mitsubishi Heavy Industries Ltd.	7,135,262	170,593,675
Mitsubishi Logistics Corp.	630,485	5,946,813
Mitsubishi Materials Corp.	291,302	9,429,482
Mitsubishi Motors Corp. (a)	1,238,830	2,891,044
Mitsubishi UFJ Financial Group, Inc.	24,436,269	460,357,879
Mitsui & Co. Ltd.	5,639,092	187,391,147
Mitsui Chemicals, Inc.	808,633	11,081,305
Mitsui E&S Co. Ltd.	200,016	5,598,789
Mitsui Fudosan Accommodations Fund, Inc.	4,600	3,638,043
Mitsui Fudosan Co. Ltd.	5,786,388	55,632,055
Mitsui Fudosan Logistics Park, Inc.	5,854	3,967,879
Mitsui Kinzoku Co. Ltd.	121,270	39,331,428
Mitsui OSK Lines Ltd.	713,857	24,556,071
Miura Co. Ltd.	201,580	4,079,972
Mizuho Financial Group, Inc.	5,350,698	241,838,508
Modec, Inc.	108,061	6,815,330
Money Forward, Inc. *(a)	133,651	3,646,248
MonotaRO Co. Ltd. (a)	533,001	6,324,762
Mori Hills REIT Investment Corp., Class C	2,818	2,292,424
Morinaga Milk Industry Co. Ltd.	150,289	4,593,921
MS&AD Insurance Group Holdings, Inc.	2,701,289	72,745,938
Murata Manufacturing Co. Ltd.	3,613,310	218,469,180
Nabtesco Corp.	231,139	8,033,746
Nagase & Co. Ltd.	864,424	6,111,623
Nagoya Railroad Co. Ltd.	402,041	4,542,187
NANKAI Co. Ltd.	220,542	3,865,269
NEC Corp.	2,742,202	70,678,151
Nexon Co. Ltd.	650,026	9,146,669
NGK Corp.	579,687	22,999,580
NH Foods Ltd.	224,028	8,592,970
NHK Spring Co. Ltd.	327,833	7,391,122
Nichias Corp.	329,454	7,307,633
Nichirei Corp.	424,045	4,853,383
NIDEC Corp.	2,076,033	36,411,107
Nifco, Inc.	170,484	4,840,679
Nihon Kohden Corp.	388,514	3,531,502
Nikkon Holdings Co. Ltd. (a)	227,707	8,486,624
Nikon Corp.	627,039	7,265,365
Nintendo Co. Ltd.	2,296,587	103,122,080
Nippon Building Fund, Inc.	18,665	14,937,628
Nippon Electric Glass Co. Ltd.	160,685	6,593,344
Nippon Express Holdings, Inc.	522,779	17,270,524
Nippon Kayaku Co. Ltd.	232,564	3,115,414
Nippon Paint Holdings Co. Ltd.	2,095,311	13,906,000
Nippon Prologis REIT, Inc. (a)	16,665	8,929,735
Nippon Sanso Holdings Corp.	433,352	16,834,278
Nippon Shinyaku Co. Ltd.	140,095	3,697,086
Nippon Shokubai Co. Ltd.	268,975	3,487,433
Nippon Steel Corp.	11,024,844	39,240,383
Nippon Television Holdings, Inc.	119,886	2,138,428
Nippon Yusen KK	889,509	29,687,551
Nipro Corp.	349,470	3,778,113
Nissan Chemical Corp.	268,909	12,684,451
Nissan Motor Co. Ltd. *	4,775,501	11,903,504
Nisshin Seifun Group, Inc.	533,503	6,585,422
SECURITY	NUMBER OF SHARES	VALUE ($)
Nissin Foods Holdings Co. Ltd.	426,890	7,176,064
Niterra Co. Ltd.	425,262	27,154,898
Nitori Holdings Co. Ltd.	946,321	15,565,937
Nitto Denko Corp.	1,516,147	28,481,925
NOF Corp.	467,837	8,214,112
NOK Corp.	140,160	2,540,119
Nomura Holdings, Inc.	6,437,624	51,965,242
Nomura Real Estate Holdings, Inc.	1,257,235	7,183,749
Nomura Real Estate Master Fund, Inc.	9,042	8,667,688
Nomura Research Institute Ltd.	949,276	29,947,007
NS Solutions Corp. (a)	137,275	3,005,235
NSK Ltd.	1,058,063	8,301,531
NTT, Inc.	60,624,157	56,933,925
Obayashi Corp.	1,387,874	28,291,043
OBIC Business Consultants Co. Ltd.	56,739	2,180,240
Obic Co. Ltd.	714,899	17,914,015
Odakyu Electric Railway Co. Ltd.	691,134	7,022,484
Oji Holdings Corp.	1,808,560	8,886,586
Olympus Corp.	2,363,882	26,513,671
Omron Corp.	437,698	15,793,312
Ono Pharmaceutical Co. Ltd.	915,412	13,757,920
Open House Group Co. Ltd.	148,913	8,087,831
Oracle Corp. Japan (a)	74,772	4,047,430
Organo Corp.	53,688	5,382,628
Oriental Land Co. Ltd.	2,334,744	33,666,718
ORIX Corp.	2,495,170	97,759,754
Orix JREIT, Inc.	11,290	6,815,560
Osaka Gas Co. Ltd.	777,486	26,183,193
Otsuka Corp.	470,955	8,546,950
Otsuka Holdings Co. Ltd.	975,719	71,804,435
PALTAC Corp.	62,297	2,594,567
Pan Pacific International Holdings Corp.	4,265,608	23,531,987
Panasonic Holdings Corp.	4,987,975	115,933,837
Park24 Co. Ltd.	264,248	3,081,704
Persol Holdings Co. Ltd.	4,161,161	6,336,236
Pola Orbis Holdings, Inc. (a)	154,622	1,251,526
Rakus Co. Ltd.	388,276	2,454,927
Rakuten Bank Ltd. *	203,628	5,951,888
Rakuten Group, Inc. *	3,241,676	15,176,965
Recruit Holdings Co. Ltd.	2,945,813	195,597,986
Relo Group, Inc.	210,767	2,438,140
Renesas Electronics Corp.	3,612,161	102,108,955
Resona Holdings, Inc.	4,904,747	62,838,316
Resonac Holdings Corp.	403,776	47,482,170
Resorttrust, Inc.	351,915	3,754,806
Ricoh Co. Ltd.	1,176,280	10,777,086
Rinnai Corp.	255,617	5,448,260
Rohm Co. Ltd.	702,984	24,102,561
Rohto Pharmaceutical Co. Ltd.	430,542	6,439,604
Rorze Corp.	209,549	5,177,186
Round One Corp.	341,374	1,939,864
Ryohin Keikaku Co. Ltd.	1,058,816	25,826,889
Sankyo Co. Ltd.	406,113	4,116,234
Sankyu, Inc.	98,902	5,578,498
Sanrio Co. Ltd.	2,240,742	12,051,783
Santen Pharmaceutical Co. Ltd.	705,209	8,485,633
Sanwa Holdings Corp.	425,330	9,738,852
Sapporo Holdings Ltd.	788,337	7,888,817
Sawai Group Holdings Co. Ltd.	239,559	2,632,004
SBI Holdings, Inc.	1,180,472	21,579,079
SCREEN Holdings Co. Ltd.	393,476	27,485,728
Secom Co. Ltd.	882,303	35,194,573
Sega Sammy Holdings, Inc.	308,936	4,483,929
Seibu Holdings, Inc.	353,376	6,258,833
Seiko Epson Corp.	621,484	11,429,075
Seino Holdings Co. Ltd.	220,781	3,777,922
Sekisui Chemical Co. Ltd.	853,737	12,286,648

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sekisui House Ltd.	1,323,389	27,874,385
Sekisui House Reit, Inc.	8,241	4,245,003
Seven & i Holdings Co. Ltd.	4,639,413	54,193,030
Seven Bank Ltd.	1,396,919	2,370,173
SG Holdings Co. Ltd.	929,054	8,453,639
Sharp Corp. *	643,821	2,513,567
SHIFT, Inc. *(a)	460,382	2,029,336
Shikoku Electric Power Co., Inc.	323,917	2,966,713
Shimadzu Corp.	546,124	12,950,676
Shimamura Co. Ltd.	316,030	6,535,403
Shimano, Inc.	171,182	17,748,344
Shimizu Corp.	1,125,444	18,957,711
Shin-Etsu Chemical Co. Ltd.	4,128,594	201,203,796
Shionogi & Co. Ltd.	1,649,957	31,094,108
Shiseido Co. Ltd.	860,709	15,195,820
Shizuoka Financial Group, Inc.	992,007	17,890,898
SHO-BOND Holdings Co. Ltd.	366,590	2,932,674
SKY Perfect JSAT Corp.	291,258	8,178,424
Skylark Holdings Co. Ltd. (a)	503,750	8,890,544
SMC Corp.	122,146	53,027,892
Socionext, Inc.	403,429	6,677,778
SoftBank Corp.	63,314,015	85,630,425
SoftBank Group Corp.	8,752,504	411,866,370
Sojitz Corp.	469,291	15,892,630
Sompo Holdings, Inc.	1,901,933	71,183,597
Sony Financial Group, Inc.	13,139,625	11,555,672
Sony Group Corp.	13,386,118	289,602,302
Sotetsu Holdings, Inc.	156,484	2,398,032
Square Enix Holdings Co. Ltd.	592,332	9,516,233
Stanley Electric Co. Ltd.	242,701	5,413,853
Subaru Corp.	1,277,883	19,602,929
Sugi Holdings Co. Ltd.	277,722	4,801,996
SUMCO Corp.	832,776	20,893,946
Sumitomo Bakelite Co. Ltd.	127,475	5,525,331
Sumitomo Chemical Co. Ltd.	3,548,434	13,601,699
Sumitomo Corp.	2,246,134	100,165,244
Sumitomo Electric Industries Ltd.	1,689,543	133,569,311
Sumitomo Forestry Co. Ltd.	1,078,085	8,841,259
Sumitomo Heavy Industries Ltd.	232,531	7,627,846
Sumitomo Metal Mining Co. Ltd.	552,235	31,543,896
Sumitomo Mitsui Financial Group, Inc.	8,102,748	296,186,259
Sumitomo Mitsui Trust Group, Inc.	1,407,230	48,389,830
Sumitomo Pharma Co. Ltd. *	443,169	4,518,269
Sumitomo Realty & Development Co. Ltd.	1,447,549	33,799,483
Sumitomo Rubber Industries Ltd.	364,471	4,764,521
Sundrug Co. Ltd.	135,459	3,086,311
Suntory Beverage & Food Ltd.	307,045	8,349,757
Suzuken Co. Ltd.	132,056	4,384,170
Suzuki Motor Corp.	3,890,888	48,235,866
Sysmex Corp.	1,018,752	8,940,238
T&D Holdings, Inc.	1,011,390	26,645,956
Taiheiyo Cement Corp.	232,463	6,615,098
Taisei Corp.	319,934	28,156,764
Taiyo Holdings Co. Ltd.	188,207	5,866,469
Taiyo Yuden Co. Ltd.	282,159	26,259,097
Takara Holdings, Inc.	359,442	5,028,440
Takasago Thermal Engineering Co. Ltd.	230,095	6,835,349
Takashimaya Co. Ltd.	559,331	7,002,618
Takeda Pharmaceutical Co. Ltd.	3,528,458	113,440,845
TBS Holdings, Inc.	69,340	2,530,285
TDK Corp.	4,207,385	108,574,267
Teijin Ltd.	377,241	3,913,647
Terumo Corp.	3,178,223	47,935,884
THK Co. Ltd.	236,035	11,328,019
TIS, Inc.	471,931	10,023,235
Tobu Railway Co. Ltd.	418,125	7,309,767
SECURITY	NUMBER OF SHARES	VALUE ($)
Toda Corp.	490,939	4,800,217
Toei Animation Co. Ltd.	180,377	2,680,897
Toho Co. Ltd.	1,156,973	8,932,218
Toho Gas Co. Ltd.	732,078	5,656,486
Tohoku Electric Power Co., Inc.	1,087,731	6,877,324
Tokio Marine Holdings, Inc.	4,012,024	179,216,676
Tokyo Century Corp.	344,517	5,111,811
Tokyo Electric Power Co. Holdings, Inc. *	3,565,103	12,646,609
Tokyo Electron Ltd.	983,984	324,018,100
Tokyo Gas Co. Ltd.	718,282	28,787,230
Tokyo Metro Co. Ltd. (a)	641,101	5,887,868
Tokyo Ohka Kogyo Co. Ltd.	225,512	15,597,004
Tokyo Seimitsu Co. Ltd.	91,183	9,958,015
Tokyo Tatemono Co. Ltd.	407,566	8,369,453
Tokyu Corp.	1,084,823	10,882,985
Tokyu Fudosan Holdings Corp.	1,242,420	10,294,315
Tomy Co. Ltd.	189,385	3,758,196
TOPPAN Holdings, Inc.	538,528	15,432,909
Toray Industries, Inc.	3,072,136	23,003,870
Toridoll Holdings Corp.	87,081	2,069,398
Tosoh Corp.	569,893	9,844,876
TOTO Ltd.	322,857	15,571,933
Toyo Seikan Group Holdings Ltd.	238,983	5,839,838
Toyo Suisan Kaisha Ltd.	189,709	13,299,532
Toyo Tire Corp.	246,772	5,876,705
Toyoda Gosei Co. Ltd.	202,984	6,154,933
Toyota Boshoku Corp.	206,239	2,965,520
Toyota Motor Corp.	23,632,305	451,595,401
Toyota Tsusho Corp.	1,524,613	66,370,803
Trend Micro, Inc.	271,627	10,254,905
Tsumura & Co.	137,713	3,295,977
Tsuruha Holdings, Inc. (a)	451,840	5,595,845
UBE Corp.	204,653	3,795,703
Ulvac, Inc.	98,800	5,898,582
U-Next Holdings Co. Ltd.	99,992	1,008,148
Unicharm Corp.	2,709,756	16,140,402
United Urban Investment Corp.	6,296	6,415,046
USS Co. Ltd.	841,155	9,286,575
Visional, Inc. *	45,347	2,236,158
West Japan Railway Co.	999,928	16,510,527
Workman Co. Ltd.	47,943	2,403,324
Yakult Honsha Co. Ltd.	538,745	9,074,972
Yamada Holdings Co. Ltd.	1,192,314	4,677,430
Yamaguchi Financial Group, Inc.	418,367	7,202,304
Yamaha Corp.	826,741	6,003,597
Yamaha Motor Co. Ltd.	2,022,912	16,659,574
Yamato Holdings Co. Ltd.	583,548	6,664,302
Yamato Kogyo Co. Ltd.	67,642	5,007,607
Yamazaki Baking Co. Ltd.	287,512	5,656,684
Yaskawa Electric Corp.	596,148	26,993,120
Yokogawa Electric Corp.	554,520	17,420,407
Yokohama Financial Group, Inc.	2,397,284	24,448,713
Yokohama Rubber Co. Ltd.	272,373	12,283,220
Zenkoku Hosho Co. Ltd.	270,779	5,046,808
Zensho Holdings Co. Ltd.	197,269	9,978,076
Zeon Corp.	383,627	5,276,408
ZOZO, Inc. (a)	913,941	5,684,932
		13,653,366,827

Netherlands 3.9%
ABN AMRO Bank NV, GDR	1,156,552	46,049,647
Adyen NV *	58,140	63,728,173
Aegon Ltd.	2,928,501	24,988,125
Akzo Nobel NV	376,778	28,869,452
ArcelorMittal SA	945,584	65,456,590
ASM International NV	103,402	108,405,371
ASML Holding NV	864,441	1,396,929,635

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ASR Nederland NV	347,562	26,079,267
BE Semiconductor Industries NV	157,473	52,262,215
CSG NV *	327,495	6,869,891
CTP NV	291,143	5,517,527
CVC Capital Partners PLC	468,443	7,510,963
DSM-Firmenich AG	397,261	33,452,192
EXOR NV	197,990	15,468,420
HAL Trust	39,187	7,828,849
Heineken Holding NV	256,866	18,554,506
Heineken NV	613,206	47,986,830
IMCD NV	128,609	13,258,087
ING Groep NV, Series N	6,490,917	202,241,108
InPost SA *	585,729	10,498,810
Koninklijke Ahold Delhaize NV	2,009,554	84,820,398
Koninklijke KPN NV	8,174,549	42,602,456
Koninklijke Philips NV	1,696,005	45,263,216
Magnum Ice Cream Co. NV *	1,060,051	17,189,715
NN Group NV	577,197	48,280,769
Prosus NV *	2,684,723	122,247,185
Randstad NV (a)	226,783	6,970,732
Universal Music Group NV	2,076,700	47,256,385
Wolters Kluwer NV	510,820	36,374,097
		2,632,960,611

New Zealand 0.2%
Auckland International Airport Ltd.	3,727,414	18,455,351
Contact Energy Ltd.	1,832,061	10,463,994
EBOS Group Ltd.	442,126	5,166,959
Fisher & Paykel Healthcare Corp. Ltd., Class C	1,260,402	28,139,127
Fletcher Building Ltd. *	2,538,194	4,771,596
Infratil Ltd.	2,007,660	18,943,296
Mainfreight Ltd.	165,888	6,430,784
Mercury NZ Ltd.	1,567,260	6,521,313
Meridian Energy Ltd.	2,742,371	9,637,701
Ryman Healthcare Ltd. *	1,652,483	2,235,911
Spark New Zealand Ltd.	3,613,244	4,239,967
		115,005,999

Norway 0.5%
Aker ASA, A Shares	49,025	6,614,383
Aker BP ASA	701,727	25,272,263
DNB Bank ASA	1,807,010	56,234,264
Equinor ASA	1,496,251	54,291,592
Gjensidige Forsikring ASA	398,210	11,012,521
Kongsberg Gruppen ASA	907,060	32,618,094
Kongsberg Maritime AS *	902,627	5,700,061
Mowi ASA	960,686	21,220,975
Norsk Hydro ASA	2,897,970	35,521,722
Orkla ASA	1,487,065	15,723,741
Salmar ASA	147,987	9,205,922
Telenor ASA	1,385,921	22,675,488
Var Energi ASA	2,039,605	10,055,355
Vend Marketplaces ASA, B Shares	364,902	9,696,265
Yara International ASA	361,267	19,668,773
		335,511,419

Poland 0.4%
Allegro.eu SA *	1,981,652	19,021,517
Bank Polska Kasa Opieki SA *	389,594	26,020,981
Dino Polska SA *	1,085,385	9,230,178
Erste Bank Polska SA	92,219	15,623,607
KGHM Polska Miedz SA *	311,763	30,089,115
LPP SA	2,919	18,198,415
mBank SA *	29,855	10,551,218
ORLEN SA	1,286,252	50,344,879
SECURITY	NUMBER OF SHARES	VALUE ($)
Powszechna Kasa Oszczednosci Bank Polski SA	1,905,054	54,177,636
Powszechny Zaklad Ubezpieczen SA	1,237,417	22,002,776
		255,260,322

Portugal 0.1%
Banco Comercial Portugues SA, Class R	19,841,092	22,514,517
EDP Renewables SA	714,555	11,815,651
EDP Renovaveis SA *(b)	6,366	105,266
EDP SA	6,706,226	34,175,391
Galp Energia SGPS SA	924,460	20,103,406
Jeronimo Martins SGPS SA	615,272	13,038,725
		101,752,956

Republic of Korea 9.8%
ABLBio, Inc. *	88,955	6,605,219
Alteogen, Inc. *	87,331	21,383,636
Amorepacific Corp.	61,226	4,676,253
Amorepacific Holdings Corp.	51,072	776,078
APR Corp.	54,266	14,241,674
BGF retail Co. Ltd.	15,711	1,294,828
BNK Financial Group, Inc.	609,193	6,799,354
Celltrion Pharm, Inc.	44,308	1,402,450
Celltrion, Inc. *	320,894	41,075,284
Cheil Worldwide, Inc.	137,621	1,685,789
CJ CheilJedang Corp.	15,539	2,082,865
CJ Corp.	25,393	2,724,650
CJ Logistics Corp.	15,463	877,297
Coway Co. Ltd.	112,749	6,733,517
DB Insurance Co. Ltd.	93,079	8,838,490
Dongsuh Cos., Inc.	62,933	1,025,219
Doosan Bobcat, Inc.	98,072	4,210,523
Doosan Co. Ltd.	15,305	20,027,512
Doosan Enerbility Co. Ltd. *	977,918	68,525,641
Ecopro BM Co. Ltd.	111,609	16,071,104
Ecopro Co. Ltd. *	229,937	21,208,522
Ecopro Materials Co. Ltd. *	67,800	2,798,381
E-MART, Inc.	38,661	2,208,834
F&F Co. Ltd.	48,551	2,348,618
GC Biopharma Corp.	18,578	1,743,151
GS Engineering & Construction Corp.	169,802	3,436,603
GS Holdings Corp.	109,896	5,286,967
GS Retail Co. Ltd.	61,798	1,047,736
Hana Financial Group, Inc.	602,075	45,984,627
Hanjin Kal Corp.	49,391	3,608,460
Hankook Tire & Technology Co. Ltd.	147,564	6,540,992
Hanmi Pharm Co. Ltd.	14,977	4,879,699
Hanmi Science Co. Ltd.	49,240	1,037,405
Hanmi Semiconductor Co. Ltd.	92,365	17,283,962
Hanon Systems *	899,094	3,358,924
Hanwha Aerospace Co. Ltd.	75,755	58,965,239
Hanwha Corp.	60,405	5,359,090
Hanwha Life Insurance Co. Ltd. *	695,338	2,251,659
Hanwha Ocean Co. Ltd. *	283,236	23,173,855
Hanwha Solutions Corp. *	227,121	6,307,242
Hanwha Systems Co. Ltd.	162,791	11,342,439
Hanwha Vision Co. Ltd. *	70,486	3,138,428
HD Hyundai Co. Ltd.	95,794	17,639,572
HD Hyundai Electric Co. Ltd.	49,643	34,687,511
HD Hyundai Heavy Industries Co. Ltd.	70,952	32,768,807
HD Hyundai Marine Solution Co. Ltd., Class C	36,366	5,405,431
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	98,684	27,699,623

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
HL Mando Co. Ltd.	65,103	2,682,745
HLB, Inc. *	278,316	9,381,853
HMM Co. Ltd.	620,752	8,057,007
Hotel Shilla Co. Ltd. *	61,871	2,262,171
HYBE Co. Ltd. *	46,324	6,762,628
Hyosung Heavy Industries Corp.	11,662	28,516,569
Hyundai Autoever Corp.	14,297	8,832,453
Hyundai Engineering & Construction Co. Ltd.	165,107	16,105,328
Hyundai Glovis Co. Ltd.	83,758	13,477,979
Hyundai Marine & Fire Insurance Co. Ltd. *	113,031	2,591,388
Hyundai Mobis Co. Ltd.	130,373	66,440,918
Hyundai Motor Co.	299,624	143,747,944
Hyundai Rotem Co. Ltd.	163,700	21,779,595
Hyundai Steel Co.	196,272	5,229,145
iM Financial Group Co. Ltd.	317,504	3,653,298
Industrial Bank of Korea	569,492	7,633,536
IsuPetasys Co. Ltd.	120,067	10,293,734
Kakao Corp.	682,270	18,992,187
KakaoBank Corp.	434,789	6,462,690
Kakaopay Corp. *	95,794	2,958,998
Kangwon Land, Inc.	212,625	2,120,606
KB Financial Group, Inc.	797,890	79,736,054
KCC Corp.	6,882	2,511,679
KEPCO Plant Service & Engineering Co. Ltd.	41,987	1,420,927
Kia Corp.	525,295	58,978,045
Korea Aerospace Industries Ltd.	159,019	17,759,056
Korea Electric Power Corp.	577,230	14,899,965
Korea Gas Corp.	50,869	1,198,308
Korea Investment Holdings Co. Ltd.	95,719	15,085,111
Korea Zinc Co. Ltd.	9,026	8,223,423
Korean Air Lines Co. Ltd.	420,300	7,474,479
Krafton, Inc. *	62,348	10,653,358
KT&G Corp.	221,538	27,152,003
Kumho Petrochemical Co. Ltd.	32,395	2,843,967
L&F Co. Ltd. *	65,473	7,311,948
LG Chem Ltd.	101,526	24,724,646
LG CNS Co. Ltd.	102,603	7,747,990
LG Corp.	181,267	17,633,538
LG Display Co. Ltd. *	695,482	7,425,551
LG Electronics, Inc.	231,793	45,066,589
LG Energy Solution Ltd. *	92,069	27,981,156
LG H&H Co. Ltd.	20,885	3,430,018
LG Innotek Co. Ltd.	32,975	31,902,820
LG Uplus Corp.	425,839	4,557,918
LIG Defense&Aerospace Co. Ltd.	30,024	15,958,344
Lotte Chemical Corp.	36,681	1,964,271
Lotte Corp.	51,255	865,587
Lotte Shopping Co. Ltd.	22,085	2,164,535
LS Corp.	36,612	10,835,403
LS Electric Co. Ltd.	172,020	27,566,576
Meritz Financial Group, Inc. *	154,503	10,549,674
Mirae Asset Securities Co. Ltd.	443,126	18,054,371
Misto Holdings Corp.	61,250	1,522,105
NAVER Corp.	330,774	51,361,059
NC Corp.	30,633	5,884,707
Netmarble Corp.	42,480	1,198,009
NH Investment & Securities Co. Ltd., Class C	289,500	5,801,526
NongShim Co. Ltd.	8,626	2,203,723
Orion Corp.	42,535	3,657,954
Pan Ocean Co. Ltd.	492,553	1,794,370
Pearl Abyss Corp. *	73,237	2,121,297
Posco DX Co. Ltd.	109,962	2,367,795
POSCO Future M Co. Ltd.	75,445	12,290,476
POSCO Holdings, Inc.	166,296	46,732,818
Posco International Corp.	93,326	3,951,028
SECURITY	NUMBER OF SHARES	VALUE ($)
Rainbow Robotics *	17,564	8,181,770
S-1 Corp.	37,978	1,723,753
Samsung Biologics Co. Ltd. *	26,178	23,676,585
Samsung C&T Corp.	174,207	49,996,369
Samsung Card Co. Ltd.	64,250	1,967,576
Samsung E&A Co. Ltd.	353,736	12,417,143
Samsung Electro-Mechanics Co. Ltd.	122,181	172,447,901
Samsung Electronics Co. Ltd.	10,497,743	2,208,218,003
Samsung Episholdings Co. Ltd. *	13,984	4,491,212
Samsung Fire & Marine Insurance Co. Ltd.	69,349	26,184,194
Samsung Heavy Industries Co. Ltd. *	1,434,271	26,601,111
Samsung Life Insurance Co. Ltd.	173,069	44,616,660
Samsung SDI Co. Ltd. *	136,448	62,293,447
Samsung SDS Co. Ltd.	84,977	16,860,068
Samsung Securities Co. Ltd.	146,169	11,619,805
Samyang Foods Co. Ltd.	9,628	7,698,567
Shinhan Financial Group Co. Ltd.	935,518	58,105,166
SK Biopharmaceuticals Co. Ltd. *	56,721	3,376,160
SK Bioscience Co. Ltd. *	47,767	1,296,397
SK Hynix, Inc.	1,205,230	1,865,827,200
SK IE Technology Co. Ltd. *	50,774	650,595
SK Innovation Co. Ltd. *	154,216	12,198,107
SK Square Co. Ltd. *	199,685	163,378,636
SK Telecom Co. Ltd.	34,118	2,277,552
SK, Inc.	80,405	36,067,538
SKC Co. Ltd. *	57,737	5,336,937
S-Oil Corp.	94,806	6,756,579
Woori Financial Group, Inc.	1,520,993	29,975,774
Yuhan Corp.	119,690	6,750,929
		6,496,107,843

Singapore 1.2%
CapitaLand Ascendas REIT	9,002,854	17,647,810
CapitaLand Ascott Trust	4,532,284	3,180,613
CapitaLand Integrated Commercial Trust	13,112,354	23,338,726
CapitaLand Investment Ltd.	4,747,137	9,454,446
City Developments Ltd.	925,948	6,229,375
ComfortDelGro Corp. Ltd.	5,248,912	5,309,207
DBS Group Holdings Ltd.	4,482,091	220,844,943
Frasers Logistics & Commercial Trust *	6,078,597	4,766,219
Genting Singapore Ltd.	13,185,847	6,203,402
Hutchison Port Holdings Trust, U Shares	10,664,763	2,186,276
Jardine Cycle & Carriage Ltd.	120,593	2,798,881
Keppel DC REIT	4,579,972	8,295,554
Keppel Ltd.	3,070,580	25,906,175
Keppel REIT	6,889,723	4,672,921
Mapletree Industrial Trust	4,563,713	6,942,097
Mapletree Logistics Trust	9,239,342	8,693,465
Mapletree Pan Asia Commercial Trust	4,641,940	4,658,865
Netlink NBN Trust	6,136,111	4,787,259
Olam Group Ltd.	2,391,643	2,344,105
Oversea-Chinese Banking Corp. Ltd.	7,244,806	132,927,009
SATS Ltd.	1,827,232	5,516,010
Seatrium Ltd.	4,492,344	7,467,573
Sembcorp Industries Ltd.	2,137,604	10,710,228
SIA Engineering Co. Ltd.	454,491	1,151,061
Singapore Airlines Ltd.	3,244,851	17,250,237
Singapore Exchange Ltd.	1,817,231	31,176,551
Singapore Technologies Engineering Ltd.	3,359,826	29,979,864
Singapore Telecommunications Ltd.	15,941,936	54,250,208
StarHub Ltd.	1,197,236	966,913

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Suntec Real Estate Investment Trust	4,321,961	4,981,599
Thai Beverage PCL	16,758,474	5,913,132
United Overseas Bank Ltd.	2,682,315	79,080,287
UOL Group Ltd.	1,043,931	8,308,229
Venture Corp. Ltd.	545,465	7,698,569
Wilmar International Ltd.	4,152,174	11,688,011
Yangzijiang Maritime Development Ltd.	4,852,115	2,358,812
		779,684,632

Spain 2.8%
Acciona SA	52,605	15,150,407
ACS Actividades de Construccion y Servicios SA	397,949	57,723,235
Aena SME SA	1,530,160	44,461,930
Amadeus IT Group SA	961,510	61,420,128
Banco Bilbao Vizcaya Argentaria SA	12,640,874	296,647,909
Banco de Sabadell SA	10,958,912	37,086,646
Banco Santander SA	32,583,784	407,917,560
Bankinter SA	1,411,758	23,830,372
CaixaBank SA	8,037,924	108,806,290
Cellnex Telecom SA *	1,254,197	42,180,513
Corp. ACCIONA Energias Renovables SA	67,107	1,810,538
Endesa SA	693,985	29,041,062
Ferrovial NV	1,051,585	72,033,514
Grifols SA (a)	676,482	7,325,822
Iberdrola SA	14,617,689	332,633,088
Indra Sistemas SA	190,025	12,613,118
Industria de Diseno Textil SA	2,428,524	151,050,347
Mapfre SA	2,033,706	9,545,141
Merlin Properties Socimi SA	937,518	16,541,829
Naturgy Energy Group SA	1,043,165	34,742,342
Redeia Corp. SA	909,448	15,632,655
Repsol SA	2,416,912	62,161,938
Telefonica SA (a)	9,006,832	41,390,426
		1,881,746,810

Sweden 2.5%
AAK AB	398,884	10,722,444
AddTech AB, B Shares	507,617	18,109,446
Alfa Laval AB	610,469	34,340,844
Assa Abloy AB, B Shares	2,169,392	78,169,303
Atlas Copco AB, A Shares	5,607,475	107,767,735
Atlas Copco AB, B Shares	3,396,305	57,749,967
Axfood AB	255,725	7,306,231
Beijer Ref AB, B Shares	1,016,841	14,173,496
Boliden AB	628,792	39,212,459
Castellum AB	719,044	9,773,376
Epiroc AB, A Shares	1,437,759	42,775,014
Epiroc AB, B Shares	784,923	20,096,477
EQT AB	1,198,132	41,459,202
Essity AB, B Shares	1,292,541	36,340,795
Evolution AB *	290,849	21,949,323
Fastighets AB Balder, B Shares *	1,552,804	8,916,651
Getinge AB, B Shares	508,660	10,458,842
H & M Hennes & Mauritz AB, B Shares	1,005,961	17,884,114
Hexagon AB, B Shares	4,542,772	42,026,760
Holmen AB, B Shares	170,926	5,686,889
Industrivarden AB, A Shares	236,266	13,434,018
Industrivarden AB, C Shares	333,543	18,286,028
Indutrade AB	585,215	12,264,273
Investment AB Latour, B Shares	294,190	6,358,066
Investor AB, A Shares	1,107,535	45,017,506
Investor AB, B Shares	3,877,315	159,888,196
L E Lundbergforetagen AB, B Shares	150,123	8,861,131
SECURITY	NUMBER OF SHARES	VALUE ($)
Lifco AB, B Shares	473,034	15,236,272
Nibe Industrier AB, B Shares (a)	3,292,625	12,934,071
Saab AB, B Shares	816,986	50,373,393
Sagax AB, B Shares	452,882	8,171,569
Sagax AB, D Shares	343,423	1,320,393
Sandvik AB	2,285,332	93,187,935
Securitas AB, B Shares	1,072,611	17,913,153
Skandinaviska Enskilda Banken AB, A Shares	3,418,838	68,463,775
Skandinaviska Enskilda Banken AB, C Shares	5,327	109,618
Skanska AB, B Shares	729,189	19,775,152
SKF AB, B Shares	737,112	19,391,277
SSAB AB, A Shares	493,256	5,090,020
SSAB AB, B Shares	1,323,443	13,642,575
Svenska Cellulosa AB SCA, B Shares	1,292,113	14,246,024
Svenska Handelsbanken AB, A Shares	3,212,673	47,477,240
Svenska Handelsbanken AB, B Shares (a)	79,413	1,971,295
Sweco AB, B Shares	472,030	6,901,584
Swedbank AB, A Shares	1,792,228	66,267,743
Swedish Orphan Biovitrum AB *	429,825	20,585,234
Tele2 AB, B Shares	1,246,278	23,391,544
Telefonaktiebolaget LM Ericsson, B Shares	6,133,072	79,774,938
Telia Co. AB	5,114,362	27,423,937
Trelleborg AB, B Shares	426,007	18,612,214
Verisure PLC *	649,670	8,665,451
Volvo AB, A Shares	446,009	15,718,336
Volvo AB, B Shares	3,438,009	121,200,220
Volvo Car AB, B Shares *(a)	1,353,525	3,505,026
		1,670,378,575

Switzerland 7.0%
ABB Ltd.	3,456,872	369,954,101
Alcon AG	1,091,138	72,756,498
Amrize Ltd. *	1,104,447	59,522,958
Avolta AG *	206,325	13,018,266
Bachem Holding AG	46,937	4,616,508
Banque Cantonale Vaudoise	66,228	9,959,416
Barry Callebaut AG	7,935	12,217,067
Belimo Holding AG	21,425	22,676,745
BKW AG	41,516	7,863,785
Chocoladefabriken Lindt & Spruengli AG	232	28,356,050
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	2,208	26,294,797
Cie Financiere Richemont SA, Class A	1,175,957	254,199,958
EMS-Chemie Holding AG	14,262	13,023,532
Flughafen Zurich AG	40,768	12,365,798
Galderma Group AG *	410,831	87,571,387
Geberit AG	73,689	48,418,676
Georg Fischer AG	180,952	10,055,591
Givaudan SA	17,097	63,455,942
Helvetia Baloise Holding AG	171,028	44,434,228
Holcim AG *	1,091,022	108,103,824
Julius Baer Group Ltd.	453,820	37,183,793
Kuehne & Nagel International AG	103,737	23,944,414
Logitech International SA	332,577	40,393,623
Lonza Group AG	154,380	98,869,587
Nestle SA	5,740,594	583,647,261
Novartis AG	4,284,025	645,989,410
Partners Group Holding AG	47,995	50,811,370
PSP Swiss Property AG	107,153	20,406,177
Roche Holding AG	1,565,614	659,828,105

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Roche Holding AG, Bearer Shares	65,633	28,274,228
Sandoz Group AG	913,721	76,713,506
Schindler Holding AG	43,745	14,360,520
Schindler Holding AG, Participation Certificates	90,624	30,619,743
SGS SA	367,970	41,857,265
SIG Group AG *	700,229	10,825,835
Sika AG	352,921	69,242,707
Sonova Holding AG	111,415	29,602,296
Straumann Holding AG	239,526	29,036,799
Swatch Group AG	132,736	7,236,902
Swatch Group AG, Bearer Shares (a)	53,702	14,859,375
Swiss Life Holding AG	63,355	68,986,285
Swiss Prime Site AG	179,370	30,049,956
Swiss Re AG	656,305	98,863,632
Swisscom AG	56,418	48,269,576
Swissquote Group Holding S.A.	252,290	12,786,439
Temenos AG	121,897	10,538,353
UBS Group AG	6,964,731	330,163,993
VAT Group AG	60,413	47,226,288
VZ Holding AG	33,762	6,420,981
Zurich Insurance Group AG	331,622	236,402,962
		4,672,276,508

United Kingdom 11.1%
3i Group PLC	2,223,427	68,183,332
Admiral Group PLC	557,357	24,762,507
Airtel Africa PLC	1,587,719	7,546,228
Anglo American PLC	2,353,899	126,536,821
Antofagasta PLC	751,206	41,495,877
Associated British Foods PLC	642,194	15,772,065
AstraZeneca PLC	3,339,330	621,262,742
Autotrader Group PLC	1,946,941	11,586,638
Aviva PLC	6,691,012	55,305,446
BAE Systems PLC	6,675,060	182,022,470
Barclays PLC	31,033,345	191,566,957
Barratt Redrow PLC	3,019,749	10,701,271
Beazley PLC	1,339,589	23,131,013
Berkeley Group Holdings PLC *	209,777	9,738,565
BP PLC	34,847,393	245,102,824
British American Tobacco PLC	4,686,828	290,041,575
British Land Co. PLC	2,107,731	11,512,206
BT Group PLC	12,543,049	35,302,671
Bunzl PLC	720,938	22,875,907
Burberry Group PLC *	810,204	12,876,035
Centrica PLC	10,339,973	26,133,322
Coca-Cola Europacific Partners PLC	461,700	42,070,776
Coca-Cola HBC AG *	449,658	25,844,817
Compass Group PLC	3,790,654	121,945,339
Convatec Group PLC	4,363,721	11,893,566
Croda International PLC	306,522	12,564,697
DCC PLC	207,164	16,768,771
Diageo PLC	4,971,112	102,890,983
Diploma PLC	294,754	27,772,235
Endeavour Mining PLC	448,362	27,764,748
Entain PLC	1,313,586	9,451,724
Experian PLC	2,039,637	70,740,254
Fresnillo PLC	421,871	18,686,208
Glencore PLC *	23,391,708	179,032,250
GSK PLC	8,899,429	225,704,549
Haleon PLC	19,818,127	89,945,548
Halma PLC	832,442	52,536,283
Hiscox Ltd.	754,573	17,789,552
Howden Joinery Group PLC	1,214,185	12,569,559
HSBC Holdings PLC	38,289,918	719,277,576
ICG PLC	610,283	15,358,526
IMI PLC	539,266	20,222,466
Imperial Brands PLC	1,674,465	60,851,307
SECURITY	NUMBER OF SHARES	VALUE ($)
Informa PLC	2,885,277	31,549,276
InterContinental Hotels Group PLC	321,278	49,525,004
International Consolidated Airlines Group SA	4,918,992	28,518,029
Intertek Group PLC	343,788	24,653,370
J Sainsbury PLC	3,852,645	15,387,377
JD Sports Fashion PLC	5,628,516	6,392,773
Kingfisher PLC	3,946,175	15,292,840
Land Securities Group PLC	1,631,472	13,832,613
Legal & General Group PLC	12,267,468	44,878,540
Lloyds Banking Group PLC	132,292,481	181,711,868
London Stock Exchange Group PLC	1,080,495	131,401,260
M&G PLC	4,552,992	19,393,577
Marks & Spencer Group PLC	4,783,535	22,948,320
Melrose Industries PLC	2,770,382	17,577,528
Metlen Energy & Metals PLC *(a)	264,877	12,827,572
Mondi PLC	946,852	9,625,927
National Grid PLC	11,033,698	177,805,266
NatWest Group PLC	17,778,000	143,639,402
Next PLC	256,049	45,610,433
NMC Health PLC *(b)	136,583	0
Pearson PLC	1,382,469	20,722,118
Persimmon PLC	698,332	10,481,565
Prudential PLC	5,661,909	81,776,592
Reckitt Benckiser Group PLC	1,465,296	90,678,975
RELX PLC	4,040,562	133,438,701
Rentokil Initial PLC	5,588,693	33,809,368
Rightmove PLC	1,626,371	9,200,947
Rio Tinto PLC	2,304,992	247,566,966
Rolls-Royce Holdings PLC	18,942,298	341,482,090
Sage Group PLC	2,070,402	23,509,694
Schroders PLC	1,677,867	13,208,221
Segro PLC	3,038,189	29,592,843
Severn Trent PLC	574,787	23,011,098
Shell PLC	12,687,853	533,259,003
Smith & Nephew PLC	1,931,403	28,924,170
Smiths Group PLC	693,533	23,034,659
Spirax Group PLC	160,367	15,056,016
SSE PLC	2,676,688	84,103,481
St. James's Place PLC	1,152,547	18,798,273
Standard Chartered PLC	4,017,043	107,943,543
Standard Life PLC	1,632,261	17,073,607
Sunbelt Rentals Holdings, Inc.	922,272	72,626,401
Taylor Wimpey PLC	7,876,554	8,470,406
Tesco PLC	13,779,362	79,904,909
Unilever PLC	4,773,600	270,606,117
United Utilities Group PLC	1,649,711	29,886,915
Vodafone Group PLC	40,839,453	61,325,211
Weir Group PLC	562,362	18,541,564
Whitbread PLC	371,467	11,756,885
Wise Group plc, Class A *	1,618,529	20,377,050
Zegona Communications PLC	388,158	9,689,993
		7,377,566,562
Total Common Stocks (Cost $38,594,811,995)		65,657,557,556

PREFERRED STOCKS 0.6% OF NET ASSETS

Germany 0.2%
Bayerische Motoren Werke AG	125,664	10,946,942
FUCHS SE	144,736	6,637,755
Henkel AG & Co. KGaA	342,091	26,618,854
Volkswagen AG *	457,891	49,062,708
		93,266,259

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Republic of Korea 0.4%
Amorepacific Corp.	29,423	730,206
CJ CheilJedang Corp.	493	41,220
Doosan Co. Ltd.	3,123	1,365,665
Hanwha Corp.	39,401	1,244,517
Hyundai Motor Co.	49,424	8,986,182
Hyundai Motor Co. 2nd	80,388	14,509,314
LG Chem Ltd.	16,695	1,855,615
LG Electronics, Inc.	43,633	2,770,855
LG H&H Co. Ltd.	3,290	220,498
Mirae Asset Securities Co. Ltd.	307,021	3,180,224
Samsung Electronics Co. Ltd.	1,791,463	240,724,126
Samsung Fire & Marine Insurance Co. Ltd.	6,016	1,461,085
Samsung SDI Co. Ltd. *	2,947	578,840
		277,668,347

Spain 0.0%
Grifols SA, B Shares	515,273	4,148,954
Total Preferred Stocks (Cost $203,495,788)		375,083,560

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(b)	31,758	0
Total Warrants (Cost $0)		0

SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (c)	61,067,140	61,067,140
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (c)(d)	284,633,580	284,633,580
		345,700,720
Total Short-Term Investments (Cost $345,700,720)		345,700,720
Total Investments in Securities (Cost $39,144,008,503)		66,378,341,836

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/19/26	2,919	454,094,235	8,218,659

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair valued using significant unobservable inputs.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $269,074,151.

CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$57,056,180,361	$—	$—	$57,056,180,361
Hong Kong	1,122,057,677	—	0 *	1,122,057,677
Portugal	101,647,690	—	105,266	101,752,956
United Kingdom	7,377,566,562	—	0 *	7,377,566,562

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Preferred Stocks[1]	$375,083,560	$—	$—	$375,083,560
Warrants
Canada	—	—	0 *	0
Short-Term Investments[1]	345,700,720	—	—	345,700,720
Futures Contracts[2]	8,218,659	—	—	8,218,659
Total	$66,386,455,229	$—	$105,266	$66,386,560,495

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab International Small-Cap Equity ETF

Portfolio Holdings as of May 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.0% OF NET ASSETS

Australia 6.4%
29Metals Ltd. *	1,844,756	365,008
4DMedical Ltd. *(a)	957,726	2,735,663
Abacus Group	868,213	646,543
Abacus Storage King	832,301	856,342
Accent Group Ltd. (a)	892,985	372,652
Alkane Resources Ltd. *	2,034,990	2,166,980
Alpha HPA Ltd. *	1,855,947	954,778
Amotiv Ltd.	252,538	1,155,619
Amplitude Energy Ltd. *	591,416	727,646
Arafura Rare Earths Ltd. *	8,213,025	1,565,957
ARB Corp. Ltd.	155,858	2,159,813
Arena REIT	815,432	1,877,451
Aspen Group Ltd/Australia	436,672	1,482,956
AUB Group Ltd.	271,615	5,106,508
Audinate Group Ltd. *(a)	173,882	270,234
Aurelia Metals Ltd. *	2,527,792	545,624
Aussie Broadband Ltd.	469,077	1,812,380
Austal Ltd. *	705,915	2,041,782
Australian Clinical Labs Ltd. (a)	358,668	523,865
Australian Ethical Investment Ltd.	202,518	584,304
Australian Finance Group Ltd.	413,157	460,763
Baby Bunting Group Ltd. *	267,545	307,035
Bapcor Ltd.	1,065,378	325,779
Bega Cheese Ltd.	536,671	2,131,464
Bellevue Gold Ltd. *	2,957,216	3,234,130
Boss Energy Ltd. *(a)	780,389	718,707
BrainChip Holdings Ltd. *	4,262,865	506,077
Bravura Solutions Ltd.	585,927	978,053
Breville Group Ltd. (a)	206,336	4,296,396
BWP Property Group Ltd.	1,287,998	3,502,981
Capricorn Metals Ltd.	831,715	8,443,692
Catalyst Metals Ltd. *	476,162	1,781,513
Catapult Sports Ltd. *	516,087	1,251,364
Cedar Woods Properties Ltd.	132,139	636,996
Centuria Capital Group	1,392,498	1,958,719
Centuria Industrial REIT	1,259,823	2,701,199
Centuria Office REIT	1,045,566	688,341
Chalice Mining Ltd. *	678,708	705,637
Champion Iron Ltd.	828,990	2,654,240
Charter Hall Long Wale REIT	1,461,389	3,638,084
Charter Hall Retail REIT	1,218,147	3,304,242
Charter Hall Social Infrastructure REIT	667,942	1,211,072
Chorus Ltd.	890,447	5,170,261
Clarity Pharmaceuticals Ltd. *	589,456	1,056,043
Clinuvel Pharmaceuticals Ltd. (a)	87,840	577,024
Codan Ltd.	215,090	6,600,397
Collins Foods Ltd.	220,351	1,398,345
Core Lithium Ltd. *	5,400,905	1,146,356
Corporate Travel Management Ltd. *(a)(b)	220,728	535,949
Credit Corp. Group Ltd.	128,421	1,042,260
Cromwell Property Group	3,615,150	1,144,484
Data#3 Ltd.	291,780	1,893,620
Deep Yellow Ltd. *	1,918,559	2,181,037
Develop Global Ltd. *	524,654	2,310,230
Dexus Industria REIT	632,956	1,088,434
Dicker Data Ltd.	190,474	1,419,797
SECURITY	NUMBER OF SHARES	VALUE ($)
DigiCo Infrastructure REIT	899,469	1,708,523
DroneShield Ltd. *(a)	1,728,327	4,215,571
Eagers Automotive Ltd.	351,243	5,279,307
Elders Ltd.	453,241	1,813,154
Electro Optic Systems Holdings Ltd. *	332,751	2,664,682
Elevra Lithium Ltd. *	319,776	2,965,716
Emeco Holdings Ltd. *	589,170	451,462
Emerald Resources NL *	1,030,277	4,388,403
EML Payments Ltd. *	748,908	210,147
EQT Holdings Ltd.	57,715	657,356
Esg Minerals Limited Ul *(b)	98,343	0
EVT Ltd.	254,246	2,299,430
Fineos Corp. Ltd., CDI *	349,366	646,018
Firefinch Ltd. *(b)	2,051,119	0
FireFly Metals Ltd. *	1,576,250	2,313,588
FleetPartners Group Ltd.	349,670	714,509
G8 Education Ltd.	1,616,869	174,501
GDI Property Group Partnership	797,138	349,860
Gemlife Communities Group *	360,470	1,234,545
Generation Development Group Ltd.	683,499	2,006,452
Gentrack Group Ltd. *	240,011	519,791
GrainCorp Ltd., Class A	457,064	1,621,268
Greatland Resources Ltd. *	1,052,499	10,336,777
Growthpoint Properties Australia Ltd.	548,104	863,650
Guzman y Gomez Ltd. (a)	110,286	1,560,036
GWA Group Ltd.	401,771	618,619
Hansen Technologies Ltd.	361,554	1,207,041
Healius Ltd. *	1,219,275	298,271
HealthCo REIT *	911,363	488,516
Helia Group Ltd.	556,756	1,934,830
HMC Capital Ltd.	590,335	1,299,723
HomeCo Daily Needs REIT	3,609,186	3,220,044
IDP Education Ltd.	530,657	851,431
Imdex Ltd.	1,002,107	2,934,535
Ingenia Communities Group	826,435	2,271,448
Inghams Group Ltd.	747,491	1,124,043
Integral Diagnostics Ltd.	705,205	1,101,047
ioneer Ltd. *	4,278,264	415,558
IperionX Ltd. *(a)	555,606	2,330,592
IPH Ltd.	501,189	1,363,089
IRESS Ltd.	367,331	1,588,411
Judo Capital Holdings Ltd. *	2,276,711	2,555,426
Jumbo Interactive Ltd. (a)	116,842	645,641
Karoon Energy Ltd.	1,502,245	2,113,092
Kelsian Group Ltd.	356,250	1,153,448
Kingsgate Consolidated Ltd.	523,474	2,289,969
Kogan.com Ltd.	151,308	456,149
L1 Group Ltd. (a)	1,433,319	1,087,993
Lifestyle Communities Ltd. *	221,126	832,094
Liontown Ltd. *	3,960,298	6,895,632
Lovisa Holdings Ltd.	126,689	2,116,567
MA Financial Group Ltd.	204,126	944,366
Maas Group Holdings Ltd.	297,474	1,091,566
Macquarie Technology Group Ltd. *	26,436	1,420,847
McMillan Shakespeare Ltd.	117,141	1,539,007
Megaport Ltd. *	366,475	4,092,295
Mesoblast Ltd. *	1,994,788	3,071,435
Metals X Ltd. *	1,556,968	1,769,977
Monadelphous Group Ltd.	195,036	4,358,600
Myer Holdings Ltd.	2,715,465	459,138
MyState Ltd.	368,122	1,181,293

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nanosonics Ltd. *	515,981	1,173,145
Navigator Global Investments Ltd.	469,252	877,830
Neuren Pharmaceuticals Ltd. *	221,553	2,317,783
nib holdings Ltd.	1,004,344	4,827,139
Nick Scali Ltd.	156,999	1,630,024
Nickel Industries Ltd. *	3,976,642	3,032,866
Nine Entertainment Co. Holdings Ltd.	2,566,560	1,763,541
Novonix Ltd. *(a)	1,483,385	272,160
NRW Holdings Ltd.	905,013	4,968,327
Nufarm Ltd. *	723,245	1,561,124
Nuix Ltd. *	453,622	452,038
Omni Bridgeway Ltd. *	591,507	708,606
oOh!media Ltd.	1,189,462	1,155,354
Opthea Ltd. *(b)	2,276,227	334,102
Ora Banda Mining Ltd. *	2,860,477	2,809,325
Paladin Energy Ltd. *	881,678	7,181,038
Pantoro Gold Ltd. *	743,558	1,604,970
Perenti Ltd.	1,769,844	2,686,880
Perseus Mining Ltd.	2,809,348	10,450,255
PEXA Group Ltd. *	286,140	2,204,951
Pinnacle Investment Management Group Ltd.	345,805	3,831,623
PolyNovo Ltd. *(a)	1,370,043	1,202,610
PPK Mining Equipment Group Pty. Ltd. *(b)	78,953	0
Praemium Ltd.	985,237	489,126
Predictive Discovery Ltd. *	4,203,487	2,238,063
Premier Investments Ltd.	186,873	1,684,723
PWR Holdings Ltd. (a)	172,662	1,172,734
Redox Ltd.	353,410	826,405
Regal Partners Ltd.	474,598	898,075
Regis Healthcare Ltd.	368,571	1,744,929
Regis Resources Ltd.	1,554,065	6,843,077
Reliance Worldwide Corp. Ltd.	1,617,182	3,676,857
Resolute Mining Ltd. *	4,426,406	4,092,467
Ridley Corp. Ltd.	610,595	1,238,891
Rural Funds Trust	776,046	1,108,355
Select Harvests Ltd. *	285,143	806,280
Service Stream Ltd.	1,168,846	1,993,134
Silex Systems Ltd. *	466,278	2,069,955
SiteMinder Ltd. *	504,042	1,269,304
SmartGroup Corp. Ltd.	260,378	2,133,825
Solvar Ltd.	291,400	304,010
SRG Global Ltd.	1,153,327	2,605,631
St Barbara Ltd. *	2,367,124	979,309
Stanmore Resources Ltd.	625,598	1,237,824
Star Entertainment Group Ltd. *	4,024,493	289,562
Strike Energy Ltd. *	4,790,512	430,847
Super Retail Group Ltd.	330,807	2,791,924
Superloop Ltd. *	1,021,783	2,551,050
Supply Network Ltd. (a)	46,317	1,033,078
Tabcorp Holdings Ltd.	4,833,199	2,677,665
Temple & Webster Group Ltd. *	224,252	872,900
Tuas Ltd. *	580,839	865,081
Tyro Payments Ltd. *	1,070,353	681,555
Vault Minerals Ltd.	2,149,547	6,495,716
Ventia Services Group Pty. Ltd.	1,659,182	7,413,383
Virgin Australia Holdings Ltd. *	503,662	1,000,182
Viva Energy Group Ltd.	2,288,386	3,490,567
Vulcan Energy Resources Ltd. *	709,242	2,036,096
Vulcan Steel Ltd.	148,987	594,939
WA1 Resources Ltd. *	94,387	906,618
Waypoint REIT Ltd.	1,325,059	2,269,044
WEB Travel Group Ltd. *	686,875	1,289,879
Weebit Nano Ltd. *	396,028	2,065,831
Westgold Resources Ltd.	1,886,987	6,964,935
SECURITY	NUMBER OF SHARES	VALUE ($)
Wildcat Resources Ltd. *	1,881,092	751,162
Zip Co. Ltd. *	2,611,117	4,321,007
		361,320,991

Austria 0.9%
Agrana Beteiligungs AG	28,189	383,228
AT&S Austria Technologie & Systemtechnik AG *	52,487	8,636,206
BAJAJ Mobility AG *	22,408	532,132
CA Immobilien Anlagen AG	63,590	1,844,027
CPI Europe AG *	72,183	1,344,374
DO & Co. AG	16,204	3,668,395
EVN AG	73,517	2,423,586
Lenzing AG *(a)	41,037	1,132,554
Mayr Melnhof Karton AG (a)	17,131	1,589,286
Oesterreichische Post AG	66,485	2,502,105
Palfinger AG	30,175	1,232,445
Porr AG	38,744	1,831,098
SBO AG (a)	22,202	880,893
UNIQA Insurance Group AG	229,693	4,599,569
voestalpine AG	250,680	14,158,497
Wienerberger AG	221,484	6,254,748
		53,013,143

Belgium 1.6%
Aedifica SA	175,676	14,514,357
Azelis Group NV	459,933	5,289,362
Barco NV	123,077	1,321,347
Bekaert SA	62,785	3,033,251
bpost SA *	230,690	483,490
CMB Tech NV	236,231	3,738,081
Cofinimmo SA	17,328	1,681,368
Colruyt Group NV	58,074	2,248,590
Deme Group NV	13,512	2,923,355
Fagron	129,734	3,648,572
Gimv NV	50,261	2,847,557
KBC Ancora	80,168	7,615,134
Kinepolis Group NV	27,148	939,322
Melexis NV	41,426	3,920,541
Montea NV	43,076	3,357,871
Proximus SADP	272,085	2,120,964
Retail Estates NV	24,347	2,017,232
Shurgard Self Storage Ltd.	66,454	1,907,693
Solvay SA	152,160	4,595,332
Tessenderlo Group SA	40,004	1,027,018
Umicore SA	474,269	13,991,167
Vastned NV	16,642	572,901
VGP NV	27,607	2,699,699
Xior Student Housing NV	79,769	2,583,148
		89,077,352

Canada 15.1%
Advantage Energy Ltd. *	332,159	2,346,127
Aecon Group, Inc.	134,389	4,396,873
Air Canada *	307,603	4,928,168
Algonquin Power & Utilities Corp.	1,602,589	9,493,032
Allied Gold Corp. *	191,218	4,844,476
Allied Properties Real Estate Investment Trust	356,908	2,603,844
Almonty Industries, Inc. *	369,155	7,326,556
Altus Group Ltd. (a)	88,139	2,706,457
Americas Gold & Silver Corp. *	440,169	2,722,398
Aris Mining Corp. *	404,436	7,333,898
Aritzia, Inc. *	199,167	22,381,076
Atco Ltd., Class I	155,574	7,681,858
Athabasca Oil Corp. *	985,421	7,804,394

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ATS Corp. *	173,360	5,364,841
Aya Gold & Silver, Inc. *	287,846	6,063,875
B2Gold Corp.	2,690,117	12,888,659
Badger Infrastructure Solutions Ltd.	71,452	4,558,239
Bausch Health Cos., Inc. *	542,712	2,919,310
Baytex Energy Corp.	1,440,513	7,048,062
Birchcliff Energy Ltd.	575,313	2,689,569
BlackBerry Ltd. *	1,224,941	10,990,723
Boardwalk Real Estate Investment Trust	83,749	3,896,391
Boralex, Inc., Class A	214,689	5,746,132
Boyd Group, Inc.	58,280	6,458,163
Brookfield Business Corp., Class A	46,120	1,516,967
Brookfield Infrastructure Corp., Class A (a)	248,631	10,345,562
Brookfield Renewable Corp.	281,381	11,293,641
Brookfield Wealth Solutions Ltd. *	77,208	3,534,345
BRP, Inc.	78,485	4,540,855
Canada Packers, Inc.	32,776	459,680
Canadian Apartment Properties REIT	321,630	8,185,799
Canfor Corp. *	109,099	1,119,066
Capital Power Corp.	325,400	16,686,332
Capstone Copper Corp. *	1,353,462	14,747,533
Cargojet, Inc.	15,854	993,098
Centerra Gold, Inc.	419,235	7,407,484
CES Energy Solutions Corp.	427,092	5,369,848
Chartwell Retirement Residences	658,264	9,652,595
Choice Properties Real Estate Investment Trust	581,306	6,646,270
Cogeco Communications, Inc.	22,156	1,081,141
Colliers International Group, Inc.	90,788	8,574,953
Crombie Real Estate Investment Trust	230,276	2,815,032
CT Real Estate Investment Trust	161,701	2,074,158
Definity Financial Corp.	201,652	9,668,698
Denison Mines Corp. *	1,859,653	6,493,362
Discovery Silver Corp. *	1,062,786	6,627,224
DPM Metals, Inc.	451,314	15,168,842
Dream Industrial Real Estate Investment Trust	590,193	6,006,683
Eldorado Gold Corp.	498,277	16,848,566
Endeavour Silver Corp. *	618,152	6,170,077
Enerflex Ltd.	255,670	6,399,406
Energy Fuels, Inc. *	485,511	8,853,426
Enghouse Systems Ltd.	84,732	1,107,781
EQB, Inc.	55,566	4,716,586
ERO Copper Corp. *	200,699	6,120,551
Exchange Income Corp.	58,467	5,155,520
Finning International, Inc.	273,482	20,672,702
First Capital Real Estate Investment Trust	443,545	7,566,555
Fortuna Mining Corp. *	638,190	6,407,149
Freehold Royalties Ltd.	335,657	4,127,639
G Mining Ventures Corp. *	368,117	11,533,469
Gibson Energy, Inc.	342,591	7,075,398
goeasy Ltd. (a)	25,218	736,101
Granite Real Estate Investment Trust	126,436	8,844,233
H&R Real Estate Investment Trust	534,400	4,019,008
Headwater Exploration, Inc.	465,999	4,242,044
Hudbay Minerals, Inc.	791,958	23,174,351
International Petroleum Corp. *	149,120	3,755,198
InterRent Real Estate Investment Trust	289,740	2,736,392
K92 Mining, Inc. *	499,858	9,354,535
Killam Apartment Real Estate Investment Trust	254,081	3,382,705
Kinaxis, Inc. *	58,117	6,618,980
Labrador Iron Ore Royalty Corp.	134,133	2,822,776
Leon's Furniture Ltd.	45,878	835,266
Lightspeed Commerce, Inc. *	253,635	2,448,801
Linamar Corp.	80,470	5,958,361
SECURITY	NUMBER OF SHARES	VALUE ($)
Maple Leaf Foods, Inc.	159,383	3,464,068
MDA Space Ltd. *	255,739	11,413,621
Methanex Corp.	140,093	8,294,425
Montage Gold Corp. *	540,868	6,576,559
NexGen Energy Ltd. *	1,272,118	14,692,314
NFI Group, Inc. *	184,031	3,099,357
NGEx Minerals Ltd. *	282,136	5,898,528
North West Co., Inc.	98,652	3,707,462
Northland Power, Inc.	549,660	9,384,780
Novagold Resources, Inc. *	585,765	5,038,884
OceanaGold Corp.	471,289	14,245,925
Onex Corp.	119,811	9,574,095
OR Royalties, Inc.	392,409	14,636,111
Orla Mining Ltd.	634,165	8,516,607
Paramount Resources Ltd., Class A	153,788	3,368,142
Parex Resources, Inc.	200,829	3,506,179
Perpetua Resources Corp. *	181,011	4,895,989
Pet Valu Holdings Ltd.	147,976	2,003,377
Peyto Exploration & Development Corp. (a)	409,678	7,384,345
PrairieSky Royalty Ltd.	484,049	11,571,074
Premium Brands Holdings Corp.	99,112	6,544,392
Primaris Real Estate Investment Trust	246,271	3,511,134
Richelieu Hardware Ltd.	107,462	3,103,218
RioCan Real Estate Investment Trust	614,996	9,906,545
Russel Metals, Inc.	114,746	5,201,075
Seabridge Gold, Inc. *	187,840	6,351,557
Secure Waste Infrastructure Corp.	448,362	6,607,200
Sienna Senior Living, Inc.	202,411	3,112,094
Silvercorp Metals, Inc.	442,460	5,620,885
Skeena Resources Ltd. *	203,972	6,196,674
SmartCentres Real Estate Investment Trust	269,807	5,676,024
South Bow Corp.	433,495	15,608,400
Southern Cross Gold Consolidated Ltd. *	463,601	3,516,845
Sprott, Inc.	45,100	5,941,198
SSR Mining, Inc. *	423,043	13,232,858
Stella-Jones, Inc.	114,810	6,446,629
Strathcona Resources Ltd.	128,132	4,110,307
Superior Plus Corp.	436,886	2,660,864
Tamarack Valley Energy Ltd.	993,648	9,203,984
Taseko Mines Ltd. *	738,883	5,497,841
TerraVest Industries, Inc.	33,738	3,766,273
Topaz Energy Corp.	254,906	5,882,517
Torex Gold Resources, Inc.	194,374	8,920,420
TransAlta Corp.	563,580	8,039,162
Transcontinental, Inc., Class A	153,077	584,505
Triple Flag Precious Metals Corp.	133,361	4,292,568
Trisura Group Ltd. *	98,318	2,920,527
Vermilion Energy, Inc.	323,671	3,573,762
Vizsla Silver Corp. *	684,592	2,678,633
Wesdome Gold Mines Ltd. *	314,868	6,393,131
West Fraser Timber Co. Ltd.	109,490	7,573,810
Westshore Terminals Investment Corp.	67,309	2,064,393
Winpak Ltd.	57,078	1,701,712
		845,598,844

Denmark 2.5%
AL Sydbank	130,771	10,975,347
ALK-Abello AS	275,814	11,541,956
Alm Brand AS	1,500,547	3,521,575
Ambu AS, Class B (a)	280,808	2,955,274
Bavarian Nordic AS *	164,362	4,809,493
Chemometec AS	34,546	2,022,821
D/S Norden AS	41,526	1,920,585
Dfds AS *	63,541	1,459,470
FLSmidth & Co. AS	98,312	7,729,196
GN Store Nord AS *(a)	274,612	4,213,321

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Gubra AS	13,956	778,832
ISS AS	288,076	11,866,160
Jyske Bank AS	85,619	12,272,730
Netcompany Group AS *	85,241	4,570,641
NKT AS *	112,661	18,031,248
NTG Nordic Transport Group AS, Class A *(a)	34,669	1,134,106
Per Aarsleff Holding AS	35,642	4,079,382
Ringkjoebing Landbobank AS	52,652	12,956,850
Royal Unibrew AS	102,876	6,708,152
Scandinavian Tobacco Group AS, A Shares	113,538	1,251,625
Schouw & Co. AS	24,200	2,505,285
TORM PLC, Class A	125,379	3,459,312
UIE PLC	25,612	1,451,705
Zealand Pharma AS *	147,852	7,500,760
		139,715,826

Finland 1.1%
Citycon OYJ *	55,620	184,332
Finnair OYJ *	205,237	1,029,855
Hiab OYJ, B shares	77,163	4,853,444
Huhtamaki OYJ	177,871	5,687,322
Kalmar OYJ, B Shares	77,296	4,013,924
Kemira OYJ	237,123	4,936,517
Konecranes OYJ	405,744	13,418,503
Lumo Kodit OYJ	323,734	2,805,026
Mandatum OYJ	967,435	6,435,003
Metsa Board OYJ, B Shares *	307,385	1,052,434
Nokian Renkaat OYJ (a)	248,146	3,205,583
Outokumpu OYJ	752,476	5,233,486
QT Group OYJ *(a)	38,754	1,332,298
Revenio Group OYJ *	37,852	619,283
Terveystalo OYJ	150,935	1,431,966
Tieto OYJ	210,818	5,077,729
Tokmanni Group Corp. (a)	100,881	830,536
YIT OYJ *	270,912	866,225
		63,013,466

France 4.5%
Air France-KLM *	243,827	3,339,004
Altarea SCA	16,624	2,102,892
Alten SA	59,216	4,491,636
Antin Infrastructure Partners SA	115,117	1,336,641
ARGAN SA	33,957	2,425,118
Arkema SA	118,922	8,451,458
Beneteau SACA	71,349	580,327
Carmila SA	139,017	2,705,927
Clariane SE *	507,711	2,480,093
Coface SA	201,272	3,511,371
Derichebourg SA	189,731	2,245,062
Elior Group SA (a)	260,676	570,063
Elis SA (a)	370,071	11,711,887
Emeis SA *	165,536	2,878,265
Equasens	10,899	500,476
Eramet SA (a)	17,036	1,091,420
Etablissements Maurel et Prom SA	112,869	1,186,729
Eurazeo SE	73,982	4,014,497
Eutelsat Communications SACA *(a)	636,365	2,951,858
Exail Technologies SA *(a)	20,067	3,365,049
Exosens SAS	70,575	5,612,662
Fnac Darty SA	21,065	867,737
Forvia SE *	337,625	4,489,532
Gaztransport Et Technigaz SA	76,667	17,705,426
GL Events SACA	16,425	674,684
ICADE *	94,023	2,310,705
ID Logistics Group SACA *	6,224	2,785,397
SECURITY	NUMBER OF SHARES	VALUE ($)
Imerys SA	70,564	1,888,986
Interparfums SA	46,720	1,358,636
IPSOS SA	73,010	3,305,721
JCDecaux SE	150,901	3,317,608
Lagardere SA	21,165	457,416
LISI SA	38,951	3,077,226
Manitou BF SA	20,413	515,723
Mercialys SA	192,468	2,663,761
Mersen SA	43,671	2,131,225
Metropole Television SA	98,822	1,333,103
Nexans SA	84,494	15,618,279
Nexity SA *	107,626	1,030,500
Opmobility	107,466	2,090,542
OVH Groupe SA *(a)	51,645	856,998
Peugeot Invest SA	10,184	747,517
Planisware SA	38,085	870,199
Pluxee NV	159,018	2,200,813
Quadient SA	44,320	632,009
Remy Cointreau SA	44,849	2,090,321
Robertet S.A.	2,091	2,025,276
Rubis SCA	147,014	6,086,876
SEB SA	55,083	3,212,669
SES SA, Class A	762,076	8,399,479
Societe BIC SA *	37,623	2,564,002
SOITEC *	53,877	11,162,879
Sopra Steria Group	28,635	4,978,925
Stef SA	6,845	934,569
Technip Energies NV	312,883	12,947,109
Teleperformance SE (a)	113,427	8,344,201
Television Francaise 1 SA	187,349	1,499,780
Trigano SA	16,814	3,180,579
Ubisoft Entertainment SA *(a)	211,141	1,388,166
Valeo SE	437,938	6,781,655
Vallourec SACA *	378,393	10,562,249
Verallia SA (a)	33,419	782,306
Vicat SACA	31,993	2,363,256
Virbac SACA	8,775	3,671,034
Viridien *	14,507	2,038,244
Vivendi SE	1,397,812	3,833,264
Voltalia SA *	76,524	751,010
Vusion (a)	18,267	2,860,697
Wavestone	14,990	829,148
Wendel SE	50,655	5,127,952
Worldline SA *(a)	3,741,327	1,566,499
X-Fab Silicon Foundries SE *	104,604	1,313,447
		251,777,770

Germany 4.4%
1&1 AG	54,212	1,436,063
Adesso SE	5,721	404,573
AIXTRON SE	235,871	16,030,536
AlzChem Group AG	13,246	2,910,631
Aroundtown SA *	1,772,597	5,262,344
Atoss Software SE	18,404	1,653,694
Aurubis AG (a)	68,342	17,242,312
Auto1 Group SE *	246,278	6,552,584
Befesa SA	77,851	3,361,383
Bilfinger SE	74,812	7,643,276
CANCOM SE (a)	49,688	1,640,930
Carl Zeiss Meditec AG, Bearer Shares	75,747	2,287,609
Ceconomy AG *	292,205	1,432,152
Dermapharm Holding SE (a)	29,183	1,660,186
Deutsche Beteiligungs AG *(a)	22,256	659,679
Deutsche EuroShop AG	25,865	618,755
Deutsche Pfandbriefbank AG (a)	263,440	1,134,999
Deutz AG (a)	302,516	3,696,129
Douglas AG *(a)	59,971	617,951
Duerr AG	99,297	2,415,985

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Eckert & Ziegler SE	86,867	1,674,623
Elmos Semiconductor SE	16,348	3,449,175
Energiekontor AG (a)	14,848	780,575
Evotec SE *(a)	339,204	2,090,003
Fielmann Group AG	48,547	2,532,340
flatexDEGIRO SE	168,389	6,645,680
Freenet AG	248,930	7,343,556
Friedrich Vorwerk Group SE	12,627	968,831
Gerresheimer AG (a)	70,102	2,225,110
GFT Technologies SE (a)	33,861	873,261
Grand City Properties SA *	67,912	768,724
Grenke AG (a)	50,735	769,668
HelloFresh SE *(a)	292,792	1,475,346
Hornbach Holding AG & Co. KGaA	20,451	1,925,929
HUGO BOSS AG (a)	77,656	3,235,157
Hypoport SE *(a)	8,572	869,769
Indus Holding AG *	37,906	1,335,879
IONOS Group SE *	101,165	3,322,053
Jenoptik AG	107,398	5,765,091
K&S AG (a)	372,622	6,439,849
Kloeckner & Co. SE	120,936	1,764,078
Kontron AG (a)	81,901	2,223,059
Krones AG *	27,422	3,788,811
KWS Saat SE & Co. KGaA	21,006	1,779,640
Lanxess AG	173,167	3,334,273
Nagarro SE	12,967	614,050
Nordex SE *	262,833	12,697,913
Norma Group SE *	61,473	1,256,813
Patrizia SE	86,295	758,285
Pfeiffer Vacuum Technology AG	7,358	1,428,780
PNE AG (a)	77,127	905,433
ProSiebenSat.1 Media SE	109,331	509,059
Puma SE *	215,519	7,311,100
Redcare Pharmacy NV *(a)	30,916	1,574,418
Salzgitter AG *	59,125	4,236,348
Schott Pharma AG & Co. KGaA	70,256	1,492,131
Secunet Security Networks AG *(a)	3,174	770,411
Siltronic AG *(a)	21,435	2,618,920
Sixt SE (a)	26,002	2,321,241
SMA Solar Technology AG *	27,249	2,090,732
Springer Nature AG & Co. KGaA	62,547	1,405,772
Stabilus SE	46,710	1,036,746
Stroeer SE & Co. KGaA (a)	66,393	2,925,542
Suedzucker AG (a)	113,886	1,528,341
TAG Immobilien AG (a)	394,227	6,537,212
TeamViewer SE *	303,313	2,088,311
thyssenkrupp AG	1,031,662	14,139,777
Thyssenkrupp Nucera AG & Co. KGaA *(a)	51,993	529,070
Tkms AG& Co. KGaA *	51,674	5,083,371
TUI AG	933,804	7,704,195
United Internet AG	159,273	4,899,364
Verbio SE *	36,030	1,593,513
Vossloh AG (a)	19,933	1,635,235
Wacker Chemie AG *(a)	35,638	4,129,664
Wacker Neuson SE	56,435	1,255,231
Wuestenrot & Wuerttembergische AG	41,189	708,485
		243,827,714

Hong Kong 1.0%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. (a)	529,485	468,182
Bright Smart Securities & Commodities Group Ltd. *(a)	1,784,598	2,135,852
Cafe de Coral Holdings Ltd. (a)	752,279	370,505
CGN Mining Co. Ltd.	6,992,267	2,863,855
China Animal Healthcare Ltd. *(b)	192,752	0
SECURITY	NUMBER OF SHARES	VALUE ($)
China Travel International Investment Hong Kong Ltd. *(a)	3,565,846	536,874
Chow Sang Sang Holdings International Ltd.	743,902	1,039,340
Cirrus Aircraft Ltd.	146,997	723,225
CITIC Resources Holdings Ltd. (a)	6,927,276	477,292
CITIC Telecom International Holdings Ltd.	3,440,661	1,176,535
Cowell e Holdings, Inc. *	522,985	1,892,446
Dah Sing Financial Holdings Ltd.	366,756	1,986,006
Deep Source Holdings Ltd. *(a)	11,457,557	1,125,669
Duality Biotherapeutics, Inc. *	67,756	1,950,360
Envision Greenwise Holdings Ltd. *(a)	2,435,827	1,202,778
Fortune Real Estate Investment Trust	3,067,273	1,890,286
Giordano International Ltd.	2,261,375	435,690
Guotai Junan International Holdings Ltd. (a)	4,964,005	1,374,422
HBM Holdings Ltd. *(a)	1,372,537	2,047,230
HKBN Ltd. (a)	703,228	593,994
Huabao International Holdings Ltd.	1,894,683	865,461
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,816,256	406,049
IGG, Inc.	1,606,833	680,670
LK Technology Holdings Ltd. (a)	1,203,791	377,845
Luk Fook Holdings International Ltd.	659,417	1,760,151
Melco International Development Ltd. *(a)	1,900,835	911,927
MH Development NPV *(b)	459,925	0
Mongolian Mining Corp. *	975,630	1,054,379
Nanshan Aluminium International Holdings Ltd. (a)	260,724	1,164,333
OSL Group Ltd. *(a)	1,067,545	1,498,328
Pacific Basin Shipping Ltd.	8,465,649	3,402,505
Prosperity REIT	3,069,427	567,876
Realord Group Holdings Ltd. *(a)	872,710	1,136,904
SmarTone Telecommunications Holdings Ltd.	697,092	422,485
Stella International Holdings Ltd.	1,164,000	1,961,931
SUNeVision Holdings Ltd. (a)	1,249,319	956,429
Sunlight Real Estate Investment Trust	2,155,527	632,571
Super Hi International Holding Ltd. *	446,645	584,706
Superb Summit International Group Ltd. *(b)	1,120,000	0
SY Holdings Group Ltd.	970,419	1,097,036
Texhong International Group Ltd.	442,109	355,948
Time Interconnect Technology Ltd. (a)	1,195,298	2,931,282
Truly International Holdings Ltd. (a)	3,298,486	412,448
United Laboratories International Holdings Ltd.	2,388,856	2,682,259
Value Partners Group Ltd. (a)	2,054,183	550,410
Vitasoy International Holdings Ltd.	1,182,285	912,653
Vobile Group Ltd. *	3,998,029	1,428,341
VSTECS Holdings Ltd.	1,649,604	2,029,013
		55,074,481

Ireland 0.2%
Cairn Homes PLC	1,246,755	3,426,290
Glanbia PLC	416,789	10,145,716
		13,572,006

Israel 2.2%
Alony Hetz Properties & Investments Ltd.	351,764	4,497,038
Argo Properties NV *	37,585	1,789,794
Aryt Industries Ltd.	134,888	1,569,511
Ashtrom Group Ltd.	97,167	2,529,818

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Aura Investments Ltd.	311,388	2,074,846
Bet Shemesh Engines Holdings 1997 Ltd. *	17,257	5,844,155
Blue Square Real Estate Ltd.	11,010	1,531,649
Cellcom Israel Ltd.	224,645	2,957,658
Danel Adir Yeoshua Ltd.	9,888	1,664,783
Delek Automotive Systems Ltd.	106,174	738,137
Delta Galil Ltd.	22,244	1,245,718
Doral Group Renewable Energy Resources Ltd. *	220,054	8,155,526
Elco Ltd.	21,140	1,116,779
Electra Ltd.	83,691	3,191,271
Equital Ltd. *	47,422	1,903,003
Formula Systems 1985 Ltd.	19,708	2,609,502
Fox Wizel Ltd.	16,597	1,860,129
G City Ltd.	190,492	867,031
Generation Capital Ltd.	3,110,403	3,228,619
Gilat Satellite Networks Ltd. *	138,103	2,527,131
Hilan Ltd.	30,896	2,424,556
IDI Insurance Co. Ltd.	18,114	1,449,921
Inrom Construction Industries Ltd.	207,455	2,088,277
Isracard Ltd.	383,189	1,753,666
Israel Canada TR Ltd.	369,243	2,786,988
Lapidoth Capital Ltd.	46,595	1,342,279
Max Stock Ltd.	188,609	2,660,824
Meshek Energy Renewable Energies Ltd. *	620,718	3,611,233
Nayax Ltd. *	29,496	2,277,866
Oil Refineries Ltd.	4,476,731	2,583,728
One Software Technologies Ltd.	93,850	2,223,851
OY Nofar Energy Ltd. *	58,413	5,863,282
Partner Communications Co. Ltd.	275,371	4,142,180
Paz Retail & Energy Ltd.	21,118	6,265,834
Perion Network Ltd. *	84,576	705,944
Priortech Ltd. *	17,170	1,811,043
Qualitau Ltd.	9,921	2,400,759
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	17,054	2,416,863
Reit 1 Ltd.	412,030	3,299,532
Sella Capital Real Estate Ltd.	473,991	1,707,649
Summit Real Estate Holdings Ltd.	80,639	1,454,030
Tel Aviv Stock Exchange Ltd.	186,507	11,276,440
Turpaz Industries Ltd.	123,815	3,312,392
YH Dimri Construction & Development Ltd.	20,521	2,808,649
		124,569,884

Italy 2.4%
ACEA SpA	88,622	2,353,780
Amplifon SpA	297,067	3,737,019
Anima Holding SpA	48,555	406,828
Ariston Holding NV	124,991	484,541
Arnoldo Mondadori Editore SpA	232,403	565,457
Azimut Holding SpA	225,329	9,163,724
Banca Generali SpA	115,928	7,399,933
Banca IFIS SpA	64,128	1,517,637
BFF Bank SpA *(a)	363,953	1,195,997
Brembo NV	298,017	4,058,486
Carel Industries SpA	94,105	3,420,762
Cementir Holding NV	83,488	1,426,321
Credito Emiliano SpA	142,773	2,565,777
Danieli & C Officine Meccaniche SpA	26,325	2,260,988
De' Longhi SpA	143,977	5,994,736
DiaSorin SpA (a)	46,011	3,571,626
El.En. SpA	93,363	1,737,751
Enav SpA	524,078	3,299,434
ERG SpA	106,135	2,841,215
SECURITY	NUMBER OF SHARES	VALUE ($)
Fincantieri SpA *	198,581	2,742,572
GVS SpA *	144,045	716,918
Intercos SpA	107,848	1,540,443
Iren SpA	1,307,292	4,088,458
Italmobiliare SpA	36,351	1,206,843
Iveco Group NV	381,890	6,203,398
Juventus Football Club SpA *(a)	193,570	460,808
Lottomatica Group SpA	496,737	14,735,137
Maire SpA	291,335	4,977,209
MARR SpA (a)	67,018	552,921
MFE-MediaForEurope NV, Class A	647,259	2,285,594
MFE-MediaForEurope NV, Class B	103,913	455,700
Moltiply Group SpA	30,211	1,105,235
Piaggio & C SpA (a)	384,173	777,819
RAI Way SpA	187,061	1,233,343
Rizzoli Corriere Della Sera Mediagroup SpA	362,137	389,211
Saipem SpA	2,697,622	12,969,715
Salvatore Ferragamo SpA *	141,857	1,564,353
Sanlorenzo SpA	30,245	1,310,128
Sesa SpA	14,609	1,654,505
SOL SpA	75,366	4,969,081
Tamburi Investment Partners SpA	215,862	2,259,544
Technogym SpA	224,251	4,660,692
Tinexta SpA (a)	22,963	414,812
Webuild SpA (a)	881,176	2,541,928
Zignago Vetro SpA	65,531	565,124
		134,383,503

Japan 19.4%
& ST HD Co. Ltd.	49,296	1,009,517
A&D HOLON Holdings Co. Ltd.	54,113	952,136
ADEKA Corp.	170,230	4,589,655
Aeon Hokkaido Corp.	85,602	448,471
Ai Holdings Corp.	77,259	1,363,765
Aica Kogyo Co. Ltd.	115,955	2,513,002
Aichi Corp.	60,699	533,056
Aichi Financial Group, Inc.	374,495	3,192,347
Aichi Steel Corp.	58,419	1,087,719
Aida Engineering Ltd.	109,591	776,548
Ain Holdings, Inc.	54,582	1,886,832
Aiphone Co. Ltd.	23,784	404,294
Airman Corp.	44,999	475,176
Aisan Industry Co. Ltd.	65,309	781,952
Aizawa Securities Group Co. Ltd.	36,772	328,012
Akatsuki, Inc.	13,708	272,111
Akita Bank Ltd.	35,791	1,346,743
Alconix Corp.	60,396	943,557
Alpen Co. Ltd. (a)	38,626	491,590
Altech Corp.	36,394	540,686
Anest Iwata Corp.	74,434	762,622
Anicom Holdings, Inc.	112,721	852,542
Anritsu Corp.	265,243	7,576,229
Anycolor, Inc. (a)	67,788	1,224,689
AOKI Holdings, Inc.	72,710	749,070
Aoyama Trading Co. Ltd.	258,222	1,125,737
Appier Group, Inc.	150,658	899,083
Arata Corp.	58,426	949,482
ARCHION Corp. *(a)	567,030	1,250,251
ARCLANDS Corp.	99,132	1,186,296
Arcs Co. Ltd.	85,911	1,745,851
ARE Holdings, Inc.	152,275	3,228,395
Argo Graphics, Inc.	124,051	1,010,705
Ariake Japan Co. Ltd.	36,316	1,209,089
Arisawa Manufacturing Co. Ltd.	63,380	918,908
Artience Co. Ltd.	68,650	1,806,919
As One Corp.	125,462	1,663,737
Asahi Diamond Industrial Co. Ltd. (a)	97,112	819,281

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Asahi Kogyosha Co. Ltd.	42,216	1,056,792
Asahi Yukizai Corp.	26,694	1,118,468
Asanuma Corp.	137,006	697,122
ASKA Pharmaceutical Holdings Co. Ltd.	41,524	764,277
ASKUL Corp. (a)	74,055	545,213
Atom Corp. *(a)	228,090	961,420
Aucnet, Inc.	73,803	633,763
Autobacs Seven Co. Ltd.	123,832	1,156,720
Avant Group Corp.	51,289	357,950
Avex, Inc.	66,444	502,953
Awa Bank Ltd.	65,856	2,771,752
Axial Retailing, Inc.	130,886	856,732
AZ-COM MARUWA Holdings, Inc. (a)	109,482	548,132
Bando Chemical Industries Ltd.	51,285	722,288
Bank of Iwate Ltd.	114,528	1,343,199
Bank of Nagoya Ltd.	84,838	3,123,002
Bank of Saga Ltd.	31,009	1,014,868
Bank of the Ryukyus Ltd.	74,844	1,178,209
Belc Co. Ltd.	23,931	932,045
Bell System24 Holdings, Inc.	75,893	677,931
Belluna Co. Ltd.	94,861	551,206
BML, Inc.	44,871	982,319
Broadleaf Co. Ltd.	113,496	668,756
BRONCO BILLY Co. Ltd.	21,597	571,841
Buffalo, Inc.	21,785	318,037
Bunka Shutter Co. Ltd.	113,141	1,333,328
Business Engineering Corp.	62,304	411,342
C Uyemura & Co. Ltd.	20,727	3,036,332
Cawachi Ltd. (a)	26,603	548,136
CCI Group, Inc.	390,102	2,541,213
Central Automotive Products Ltd.	87,871	1,154,759
Central Glass Co. Ltd.	47,001	1,212,005
Central Security Patrols Co., Ltd.	16,236	265,177
Change Holdings, Inc. (a)	76,253	447,392
Chiba Kogyo Bank Ltd.	102,458	1,465,525
Chiyoda Co. Ltd.	37,906	233,356
Chiyoda Corp. *	347,604	1,644,235
Chofu Seisakusho Co. Ltd.	42,262	533,883
Chori Co. Ltd.	23,094	594,795
Chubu Shiryo Co. Ltd.	52,640	563,138
Chubu Steel Plate Co. Ltd.	38,031	500,024
Chudenko Corp.	61,607	1,886,639
Chugoku Marine Paints Ltd.	82,519	1,741,716
Chuo Spring Co. Ltd. (a)	19,705	505,653
Citizen Watch Co. Ltd.	446,791	6,497,400
CKD Corp.	120,573	4,968,647
CMK Corp. (a)	118,633	572,336
COLOPL, Inc.	160,869	403,208
Colowide Co. Ltd. (a)	182,908	2,057,270
Comforia Residential REIT, Inc.	4,226	2,803,352
Computer Engineering & Consulting Ltd.	49,488	634,183
Comture Corp.	44,704	374,616
Cosel Co. Ltd.	48,808	479,832
CRE Logistics REIT, Inc.	1,155	1,072,360
Create Restaurants Holdings, Inc. (a)	491,347	2,179,100
Create SD Holdings Co. Ltd. (a)	55,189	1,111,130
Cresco Ltd.	60,999	584,738
CTI Engineering Co. Ltd.	42,288	715,913
Curves Holdings Co. Ltd.	93,798	503,194
Cybozu, Inc. (a)	48,850	779,133
Dai Nippon Toryo Co. Ltd.	48,790	394,758
Dai-Dan Co. Ltd.	196,466	3,270,525
Daido Metal Co. Ltd. (a)	76,744	524,032
Daiei Kankyo Co. Ltd.	73,996	1,829,099
Daihen Corp.	39,827	3,965,437
Daiichi Jitsugyo Co. Ltd.	42,807	837,639
Daiichikosho Co. Ltd.	146,833	1,505,778
Daiki Aluminium Industry Co. Ltd.	53,876	650,817
Daikokutenbussan Co. Ltd. (a)	12,384	331,402
SECURITY	NUMBER OF SHARES	VALUE ($)
Daikyonishikawa Corp.	83,893	575,483
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	116,529	771,541
Daio Paper Corp.	198,805	1,183,913
Daiseki Co. Ltd.	85,052	2,155,819
Daishi Hokuetsu Financial Group, Inc.	494,380	6,273,306
Daito Pharmaceutical Co. Ltd.	48,675	367,532
Daiwa Industries Ltd.	51,913	573,623
Daiwabo Holdings Co. Ltd.	170,910	3,673,937
DCM Holdings Co. Ltd.	201,230	1,845,567
DeNA Co. Ltd. (a)	125,559	2,100,406
Denka Co. Ltd.	170,857	4,805,118
Denyo Co. Ltd.	33,259	745,867
Digital Arts, Inc.	23,382	584,587
Digital Garage, Inc.	41,600	531,531
Dip Corp. (a)	69,414	763,079
DKS Co. Ltd.	19,859	1,418,411
Doshisha Co. Ltd.	41,898	778,531
Doutor Nichires Holdings Co. Ltd.	55,574	929,666
DTS Corp.	266,837	1,672,865
Duskin Co. Ltd.	81,362	2,052,066
DyDo Group Holdings, Inc.	34,512	581,668
Eagle Industry Co. Ltd.	48,056	854,919
Earth Corp.	33,764	996,864
EDION Corp.	162,848	2,424,460
eGuarantee, Inc.	63,668	681,514
Ehime Bank Ltd.	65,626	797,291
Eiken Chemical Co. Ltd.	62,047	1,157,218
Eizo Corp.	61,675	1,021,266
Elecom Co. Ltd.	89,957	958,396
en, Inc.	53,158	416,408
Enplas Corp.	13,699	1,038,677
ES-Con Japan Ltd. (a)	75,667	522,382
ESCON Japan REIT Investment Corp.	612	452,493
Eslead Corp.	14,963	478,433
ESPEC Corp.	38,316	954,350
euglena Co. Ltd.	241,545	564,450
Exedy Corp.	54,021	2,117,539
FCC Co. Ltd.	66,949	1,463,550
Feed One Co. Ltd.	44,642	336,519
Ferrotec Corp.	83,258	4,544,959
FIDEA Holdings Co. Ltd.	36,216	442,263
Financial Partners Group Co. Ltd.	114,487	1,125,524
First Bank of Toyama Ltd.	114,946	1,803,726
Fixstars Corp. (a)	56,480	959,369
FP Corp.	93,356	1,401,601
France Bed Holdings Co. Ltd. (a)	47,017	362,692
Fudo Tetra Corp.	26,357	453,329
Fuji Co. Ltd.	68,064	854,702
Fuji Corp.	166,345	8,294,784
Fuji Kyuko Co. Ltd.	75,077	964,461
Fuji Pharma Co. Ltd.	22,380	328,832
Fuji Seal International, Inc.	76,190	1,264,967
Fujibo Holdings, Inc.	66,426	1,662,841
Fujicco Co. Ltd.	42,530	400,480
Fujimi, Inc.	108,174	2,690,929
Fujio Food Group, Inc. (a)	60,197	431,086
Fujita Kanko, Inc.	81,691	959,622
Fujiya Co. Ltd.	21,950	323,479
Fukuda Corp.	12,493	587,804
Fukuda Denshi Co. Ltd.	29,065	2,130,715
Fukui Bank Ltd.	42,016	1,211,467
Fukui Computer Holdings, Inc.	18,614	362,481
Fukuoka REIT Corp.	1,486	1,593,443
Fukuyama Transporting Co. Ltd.	47,276	2,040,242
FULLCAST Holdings Co. Ltd.	30,060	290,800
Funai Soken Holdings, Inc. (a)	159,908	1,079,849
Furukawa Co. Ltd.	45,737	1,144,933
Furuno Electric Co. Ltd.	53,219	2,005,867

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Furuya Metal Co. Ltd.	32,909	1,813,003
Fuso Chemical Co. Ltd.	127,317	3,419,060
Futaba Corp.	83,788	342,121
Futaba Industrial Co. Ltd.	112,762	718,974
Future Corp.	74,004	741,016
G-7 Holdings, Inc.	45,847	396,290
Gakken Holdings Co. Ltd.	71,339	430,212
Galilei Co. Ltd.	48,751	1,053,480
Genki Global Dining Concepts Corp.	21,814	383,276
Genky DrugStores Co. Ltd.	33,531	708,787
Geo Holdings Corp.	42,049	559,984
Gift Holdings, Inc.	22,199	575,230
Giken Ltd. (a)	32,711	370,488
Global One Real Estate Investment Corp.	1,958	1,377,574
GLOBERIDE, Inc.	40,373	663,965
Glory Ltd.	99,682	2,559,834
GMO Financial Holdings, Inc.	68,525	495,460
Godo Steel Ltd.	22,100	381,360
Goldcrest Co. Ltd.	30,357	681,741
G-Tekt Corp.	49,793	691,891
GungHo Online Entertainment, Inc.	83,469	1,169,269
Gunze Ltd.	60,864	1,424,200
H.U. Group Holdings, Inc.	118,610	2,322,428
H2O Retailing Corp.	169,345	2,655,224
Hakuto Co. Ltd.	20,809	594,113
Halows Co. Ltd.	23,874	572,892
Hamakyorex Co. Ltd.	124,275	1,479,371
Hankyu Hanshin REIT, Inc.	1,384	1,251,069
Hanwa Co. Ltd.	336,105	3,996,776
Happinet Corp.	58,362	1,017,366
Hazama Ando Corp.	309,781	3,505,688
Health Care & Medical Investment Corp.	654	451,502
Heiwa Corp.	110,047	1,342,492
Heiwa Real Estate Co. Ltd.	85,975	1,257,301
Heiwa Real Estate REIT, Inc.	2,184	1,861,730
Heiwado Co. Ltd.	70,832	1,110,157
Hibiya Engineering Ltd.	54,873	1,073,745
Hiday Hidaka Corp.	49,173	819,190
HI-LEX Corp.	40,628	632,683
Hioki EE Corp.	20,737	1,589,242
Hirata Corp.	49,988	903,420
HIS Co. Ltd.	110,873	729,217
Hisaka Works Ltd.	40,818	359,231
Hochiki Corp.	100,566	1,246,414
Hodogaya Chemical Co. Ltd.	21,171	320,777
Hokkaido Electric Power Co., Inc. (a)	423,624	2,481,762
Hokkaido Gas Co. Ltd.	162,532	769,829
Hokkan Holdings Ltd.	27,572	387,972
Hokuetsu Corp.	219,629	1,261,015
Hokuriku Electric Power Co.	383,861	2,012,262
Hokuto Corp.	46,091	526,953
Hoosiers Holdings Co. Ltd.	62,412	458,710
Hoshino Resorts REIT, Inc.	1,116	1,687,425
Hosiden Corp.	95,861	1,637,327
Hosokawa Micron Corp.	27,692	916,746
Hulic Reit, Inc.	2,658	2,608,076
Hyakugo Bank Ltd.	461,600	5,526,789
Hyakujushi Bank Ltd.	195,215	3,047,360
Ichibanya Co. Ltd. (a)	140,195	779,399
Ichigo Office REIT Investment Corp.	1,886	1,029,546
Ichigo, Inc.	407,426	1,154,276
Ichiyoshi Securities Co. Ltd.	68,299	555,608
Icom, Inc.	18,054	353,277
Idec Corp.	56,351	1,226,561
IDOM, Inc.	120,155	1,021,986
Iino Kaiun Kaisha Ltd.	171,410	1,693,749
I'll, Inc.	20,822	333,670
Imperial Hotel Ltd.	108,152	784,015
Inaba Denki Sangyo Co. Ltd.	213,458	3,727,704
SECURITY	NUMBER OF SHARES	VALUE ($)
Inabata & Co. Ltd.	94,720	2,278,897
Ines Corp.	36,547	483,268
Infomart Corp.	407,182	1,000,114
Insource Co. Ltd.	89,697	344,273
Intage Holdings, Inc.	36,670	392,062
Inui Global Logistics Co. Ltd.	48,584	493,806
Iriso Electronics Co. Ltd.	33,531	678,245
Ise Chemicals Corp. (a)	36,905	972,526
Iseki & Co. Ltd.	42,144	455,353
Ishihara Sangyo Kaisha Ltd.	59,846	1,251,883
Istyle, Inc. (a)	159,786	373,393
Itochu Enex Co. Ltd.	93,678	1,148,687
Itoki Corp.	92,235	1,487,325
Iwaki Co. Ltd.	21,357	452,791
Izumi Co. Ltd.	266,081	1,497,635
J Trust Co. Ltd.	151,204	722,823
JAC Recruitment Co. Ltd.	157,641	838,758
Jaccs Co. Ltd.	48,297	1,058,839
JAFCO Group Co. Ltd.	101,301	1,434,657
Japan Aviation Electronics Industry Ltd.	90,471	1,436,147
Japan Elevator Service Holdings Co. Ltd.	298,668	3,291,746
Japan Engine Corp.	9,372	506,897
Japan Excellent, Inc.	2,414	2,130,580
Japan Investment Adviser Co. Ltd.	59,247	772,269
Japan Lifeline Co. Ltd.	103,930	866,355
Japan Material Co. Ltd.	141,301	1,822,294
Japan Petroleum Exploration Co. Ltd.	299,356	3,364,206
Japan Pulp & Paper Co. Ltd.	166,266	1,213,651
Japan Securities Finance Co. Ltd.	155,051	2,226,563
Japan Transcity Corp.	93,480	672,957
Japan Wool Textile Co. Ltd.	107,809	1,188,547
JBCC Holdings, Inc.	102,691	767,005
JCR Pharmaceuticals Co. Ltd.	163,644	510,906
JCU Corp.	38,703	1,784,534
JDC Corp. (a)	116,620	397,060
JINS Holdings, Inc.	25,810	1,339,221
JM Holdings Co. Ltd.	54,073	431,728
J-Oil Mills, Inc.	43,260	537,251
Joshin Corp.	42,803	825,461
Joyful Honda Co. Ltd.	98,704	1,384,547
JP-Holdings, Inc.	88,116	336,545
JSB Co. Ltd.	17,621	741,634
JSP Corp.	29,030	471,402
Juroku Financial Group, Inc.	309,719	4,116,875
JVCKenwood Corp.	308,673	2,157,163
K&O Energy Group, Inc.	26,957	697,675
Kaga Electronics Co. Ltd.	77,491	2,154,015
Kaken Pharmaceutical Co. Ltd.	63,549	1,588,825
Kameda Seika Co. Ltd.	93,075	719,155
Kamei Corp.	37,916	858,642
Kanaden Corp.	22,721	378,374
Kanadevia Corp.	350,879	3,059,363
Kanagawa Chuo Kotsu Co. Ltd.	12,527	261,258
Kanamoto Co. Ltd.	62,279	1,946,341
Kanematsu Corp.	337,603	4,575,529
Kanro, Inc.	51,318	354,606
Kanto Denka Kogyo Co. Ltd.	106,996	2,436,463
Kappa Create Co. Ltd. *(a)	43,271	388,702
Kasumigaseki Capital Co. Ltd. (a)	37,471	1,431,143
Katakura Industries Co. Ltd.	44,628	708,991
Katitas Co. Ltd.	109,246	2,381,328
Kato Sangyo Co. Ltd.	43,512	1,599,002
Kawada Technologies, Inc.	90,438	691,394
KeePer Technical Laboratory Co. Ltd. (a)	27,422	450,631
Keihanshin Building Co. Ltd.	65,373	870,600
Keiyo Bank Ltd.	229,270	3,717,230
Key Coffee, Inc.	39,095	475,702
KH Neochem Co. Ltd.	62,887	1,097,431
Kisoji Co. Ltd.	46,572	677,852

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kissei Pharmaceutical Co. Ltd.	65,095	1,590,675
Ki-Star Real Estate Co. Ltd.	35,858	774,870
Kitz Corp.	138,946	1,952,523
Kiyo Bank Ltd.	113,639	3,026,756
Koa Corp.	71,099	1,237,165
Koatsu Gas Kogyo Co. Ltd.	64,611	446,867
Kohnan Shoji Co. Ltd.	34,588	884,309
Kojima Co. Ltd.	64,771	564,341
Komatsu Matere Co. Ltd.	76,933	340,228
KOMEDA Holdings Co. Ltd.	95,374	1,691,317
Komehyo Holdings Co. Ltd.	13,099	469,849
Komeri Co. Ltd.	51,445	1,119,775
Komori Corp.	86,241	801,788
Konishi Co. Ltd.	104,639	903,817
Konoike Transport Co. Ltd.	62,092	1,061,325
Kosaido Holdings Co. Ltd. (a)	165,392	616,103
Koshidaka Holdings Co. Ltd.	102,348	613,355
KPP Group Holdings Co. Ltd.	90,402	573,566
Kumagai Gumi Co. Ltd.	275,941	2,478,771
Kumiai Chemical Industry Co. Ltd. (a)	182,260	877,010
Kura Sushi, Inc. (a)	82,991	856,029
Kurabo Industries Ltd.	28,886	1,865,369
Kureha Corp.	63,722	1,563,128
Kurimoto Ltd.	111,116	952,782
KYB Corp.	65,092	1,653,980
Kyodo Printing Co. Ltd.	40,902	396,970
Kyoei Steel Ltd.	43,224	492,817
Kyokuto Kaihatsu Kogyo Co. Ltd.	62,150	858,911
Kyokuto Securities Co. Ltd. (a)	50,370	495,821
Kyokuyo Co. Ltd.	24,453	680,487
Kyorin Pharmaceutical Co. Ltd.	81,228	645,987
Kyoritsu Maintenance Co. Ltd.	149,928	2,361,138
Kyosan Electric Manufacturing Co. Ltd.	106,735	505,548
Leopalace21 Corp.	437,247	1,711,193
Life Corp.	80,075	1,236,412
Lifedrink Co., Inc.	91,752	996,540
LIFENET INSURANCE Co. *	124,308	1,335,302
Link & Motivation, Inc.	82,875	293,100
Lintec Corp.	81,964	2,960,569
LITALICO, Inc.	54,168	541,374
M&A Capital Partners Co. Ltd.	29,158	630,087
Maeda Kosen Co. Ltd.	92,790	1,068,434
Maezawa Kyuso Industries Co. Ltd.	39,267	349,528
Makino Milling Machine Co. Ltd.	44,502	3,701,278
Mani, Inc.	153,690	1,691,469
Mars Group Holdings Corp.	26,535	499,063
Marudai Food Co. Ltd.	40,360	579,324
Marusan Securities Co. Ltd.	127,076	827,802
Maruzen Showa Unyu Co. Ltd.	28,466	1,371,532
Matsuda Sangyo Co. Ltd.	30,518	1,236,517
Matsui Securities Co. Ltd.	217,439	1,327,663
Matsuya Co. Ltd.	73,674	653,944
Matsuyafoods Holdings Co. Ltd.	18,646	560,469
Max Co. Ltd.	299,838	3,124,764
Maxell Ltd.	67,633	825,072
Maxvalu Tokai Co. Ltd.	23,151	484,282
MCJ Co. Ltd.	48,605	665,613
MEC Co. Ltd.	31,601	2,132,010
Medley, Inc. *	51,247	710,163
Megachips Corp.	21,152	1,644,964
Megmilk Snow Brand Co. Ltd.	96,294	2,114,125
Meidensha Corp.	79,164	5,007,736
Meiko Electronics Co. Ltd.	40,430	9,803,367
Meisei Industrial Co. Ltd.	71,587	781,570
MEITEC Group Holdings, Inc.	159,655	3,021,801
Menicon Co. Ltd.	121,826	1,242,826
METAWATER Co. Ltd.	48,924	1,092,561
Micronics Japan Co. Ltd.	66,270	6,136,188
Mie Kotsu Group Holdings, Inc.	122,364	398,938
SECURITY	NUMBER OF SHARES	VALUE ($)
Milbon Co. Ltd.	53,298	887,909
Ministop Co. Ltd. (a)	24,483	276,989
Mirai Corp.	3,595	991,397
Mirai Industry Co. Ltd.	15,342	301,173
Mirait One Corp.	163,396	4,036,915
Mirarth Holdings, Inc.	244,576	636,060
MIRARTH Real Estate Investment Corp.	1,700	884,226
Miroku Jyoho Service Co. Ltd.	34,574	367,915
Mitani Sekisan Co. Ltd.	67,144	660,094
Mitsuba Corp.	88,308	749,999
Mitsubishi Estate Logistics REIT Investment Corp.	2,710	2,070,080
Mitsubishi Pencil Co. Ltd.	94,093	1,550,386
Mitsubishi Research Institute, Inc.	19,690	560,310
Mitsuboshi Belting Ltd.	48,643	1,203,929
Mitsui DM Sugar Co. Ltd.	31,712	647,428
Mitsui High-Tec, Inc.	222,946	1,431,314
Mitsui-Soko Holdings Co. Ltd.	148,764	3,598,782
Mitsuuroko Group Holdings Co. Ltd.	67,342	744,531
MIXI, Inc.	70,800	1,175,478
Miyaji Engineering Group, Inc. (a)	52,193	486,553
Miyazaki Bank Ltd.	158,961	1,853,330
Mizuho Leasing Co. Ltd.	266,201	2,177,233
Mizuno Corp.	117,675	2,424,612
Mochida Pharmaceutical Co. Ltd.	45,885	994,430
Monex Group, Inc.	351,406	1,432,643
Monogatari Corp.	64,099	2,025,366
Mori Trust Reit, Inc.	4,884	2,270,344
Morinaga & Co. Ltd.	147,606	2,310,198
Moriroku Co. Ltd.	19,753	295,073
Morita Holdings Corp.	73,311	1,133,813
MOS Food Services, Inc.	51,206	1,151,564
Muninova Holdings, Inc.	635,021	1,723,281
m-up Holdings, Inc.	135,997	537,359
Murakami Corp.	14,317	610,669
Musashi Seimitsu Industry Co. Ltd.	91,266	5,423,559
Musashino Bank Ltd.	185,406	2,822,029
Nachi-Fujikoshi Corp.	30,284	1,103,381
Nagaileben Co. Ltd.	35,711	374,406
Nagawa Co. Ltd. (a)	20,975	650,239
Nakanishi, Inc.	132,796	2,544,304
Namura Shipbuilding Co. Ltd.	114,505	2,686,577
Nanto Bank Ltd.	290,552	3,077,270
NEC Capital Solutions Ltd.	19,584	488,401
Net Protections Holdings, Inc. *	128,950	289,994
Neturen Co. Ltd.	60,668	498,866
Nextage Co. Ltd.	94,825	2,111,657
Nichiban Co. Ltd.	33,344	382,265
Nichicon Corp.	121,689	2,881,887
Nichiden Corp.	28,975	459,588
Nichiha Corp.	48,523	908,035
Nichireki Group Co. Ltd.	54,353	686,625
Nihon Dengi Co. Ltd.	89,020	1,370,055
Nihon M&A Center Holdings, Inc.	610,172	2,499,103
Nihon Nohyaku Co. Ltd.	83,535	554,661
Nihon Parkerizing Co. Ltd.	194,810	1,824,623
Nihon Tokushu Toryo Co. Ltd.	31,189	463,162
Nikkiso Co. Ltd.	106,894	2,084,967
Nippn Corp.	137,758	2,303,611
Nippon Beet Sugar Manufacturing Co. Ltd.	20,265	544,847
Nippon Carbon Co. Ltd.	17,454	519,706
Nippon Ceramic Co. Ltd.	31,737	794,472
Nippon Chemi-Con Corp.	43,803	1,397,822
Nippon Denko Co. Ltd.	167,439	575,345
Nippon Densetsu Kogyo Co. Ltd.	63,185	1,792,074
Nippon Fine Chemical Co. Ltd.	22,055	340,821
Nippon Gas Co. Ltd.	222,254	3,865,955
Nippon Kanzai Holdings Co. Ltd.	36,573	632,716

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nippon Light Metal Holdings Co. Ltd.	120,986	2,405,432
Nippon Paper Industries Co. Ltd.	232,626	1,839,790
Nippon Parking Development Co. Ltd., Class C	377,757	581,384
NIPPON REIT Investment Corp.	3,327	1,795,272
Nippon Rietec Co. Ltd.	28,127	499,851
Nippon Seiki Co. Ltd.	96,263	1,608,515
Nippon Sharyo Ltd	15,436	319,987
Nippon Sheet Glass Co. Ltd. *	215,297	647,825
Nippon Signal Co. Ltd.	100,147	999,017
Nippon Soda Co. Ltd.	92,619	2,120,713
Nippon Thompson Co. Ltd.	118,771	1,702,591
Nippon Yakin Kogyo Co. Ltd. (a)	25,950	752,304
Nishikawa Rubber Co. Ltd.	48,016	935,044
Nishimatsu Construction Co. Ltd.	60,908	2,077,583
Nishimatsuya Chain Co. Ltd.	68,978	846,247
Nishi-Nippon Financial Holdings, Inc.	259,826	6,451,989
Nishi-Nippon Railroad Co. Ltd.	152,979	2,706,130
Nishio Holdings Co. Ltd.	40,372	973,858
Nissan Shatai Co. Ltd.	139,635	958,735
Nissei ASB Machine Co. Ltd.	17,787	1,045,834
Nissha Co. Ltd.	91,167	936,926
Nisshin Oillio Group Ltd.	155,520	1,712,586
Nisshinbo Holdings, Inc.	298,641	4,519,292
Nissui Corp.	585,935	4,878,804
Nitta Corp.	35,806	1,320,317
Nittetsu Mining Co. Ltd.	106,260	1,600,008
Nitto Boseki Co. Ltd.	63,106	8,986,827
Nitto Kogyo Corp.	53,635	1,591,968
Nittoku Co. Ltd.	30,631	569,749
Noevir Holdings Co. Ltd.	36,608	1,004,944
Nohmi Bosai Ltd.	47,589	1,473,797
Nojima Corp.	364,306	3,279,418
Nomura Co. Ltd.	166,358	1,139,080
Nomura Micro Science Co. Ltd.	60,551	1,745,895
Noritake Co. Ltd.	100,152	2,475,646
Noritsu Koki Co. Ltd.	112,960	1,508,593
Noritz Corp.	63,475	905,931
North Pacific Bank Ltd.	697,004	4,260,223
NPR-RIKEN Corp.	47,222	1,147,994
NS United Kaiun Kaisha Ltd.	23,246	1,141,929
NSD Co. Ltd.	137,764	2,206,786
NTN Corp.	1,116,487	3,177,839
NTT UD REIT Investment Corp.	2,728	2,267,193
Nxera Pharma Co. Ltd. *	146,086	979,168
Obara Group, Inc.	19,159	760,631
Ogaki Kyoritsu Bank Ltd.	72,637	3,294,423
Ohsho Food Service Corp.	72,429	1,227,548
Oiles Corp.	40,954	660,656
Oisix ra daichi, Inc.	57,441	531,507
Oita Bank Ltd.	144,774	2,049,881
Okabe Co. Ltd.	74,174	426,807
Okamoto Industries, Inc.	24,930	869,159
Okamura Corp.	149,750	2,174,898
Okasan Securities Group, Inc.	377,964	2,234,211
Oki Electric Industry Co. Ltd.	176,679	3,934,462
Okinawa Cellular Telephone Co.	80,993	1,806,176
Okinawa Electric Power Co., Inc.	89,712	511,143
Okinawa Financial Group, Inc.	39,482	1,530,272
OKUMA Corp. (a)	97,392	2,496,133
Okumura Corp.	62,505	2,202,733
Okura Industrial Co. Ltd.	19,205	591,146
One REIT, Inc.	1,452	694,121
Onoken Co. Ltd.	45,048	381,178
Onward Holdings Co. Ltd.	231,841	1,058,788
Open Up Group, Inc.	118,990	1,384,317
Optex Group Co. Ltd.	67,362	1,802,639
Optorun Co. Ltd.	59,641	1,378,723
Orient Corp.	132,857	741,943
SECURITY	NUMBER OF SHARES	VALUE ($)
Oriental Shiraishi Corp.	222,569	454,394
Osaka Organic Chemical Industry Ltd.	32,400	1,168,264
Osaka Soda Co. Ltd.	189,879	2,242,431
Osaka Steel Co. Ltd. *(a)	28,313	461,182
OSAKA Titanium Technologies Co. Ltd. (a)	65,401	1,199,641
Osaki Electric Co. Ltd.	64,070	665,291
OSG Corp. (a)	144,167	3,101,778
Oyo Corp.	36,904	666,029
Pacific Metals Co. Ltd.	33,451	485,616
Pack Corp.	78,214	635,774
PAL GROUP Holdings Co. Ltd.	200,555	1,742,368
Pasona Group, Inc. (a)	33,664	340,679
Penta-Ocean Construction Co. Ltd.	553,827	6,187,457
PeptiDream, Inc. *	196,702	1,367,857
PHC Holdings Corp.	64,948	450,829
Pigeon Corp.	223,182	2,617,506
PILLAR Corp.	38,212	2,258,778
Pilot Corp.	69,186	2,162,633
Piolax, Inc.	39,081	389,607
PKSHA Technology, Inc. *(a)	36,035	714,181
Plus Alpha Consulting Co. Ltd.	53,824	886,529
Premium Group Co. Ltd.	68,363	869,622
Press Kogyo Co. Ltd.	141,218	742,506
Prestige International, Inc.	190,861	751,742
Prima Meat Packers Ltd.	48,704	738,561
Procrea Holdings, Inc.	54,771	1,346,997
PS Construction Co., Ltd.	35,898	493,629
Qol Holdings Co. Ltd. (a)	46,769	541,462
Raito Kogyo Co. Ltd.	87,750	2,240,742
Raiznext Corp.	43,696	613,484
Remixpoint, Inc. (a)	314,634	361,694
Rengo Co. Ltd.	452,931	4,148,335
RENOVA, Inc. *	102,761	776,566
Restar Corp.	40,184	1,026,119
Retail Partners Co. Ltd.	52,816	414,725
Rheon Automatic Machinery Co. Ltd.	39,598	361,927
Ricoh Leasing Co. Ltd.	31,671	1,201,664
Rigaku Holdings Corp. (a)	223,628	3,943,236
Riken Keiki Co. Ltd.	76,043	1,743,558
Riken Technos Corp.	75,462	748,979
Riken Vitamin Co. Ltd.	41,784	736,516
Ringer Hut Co. Ltd. (a)	49,755	655,732
Riso Kagaku Corp.	78,455	488,896
Rock Field Co. Ltd. (a)	47,761	372,031
Roland Corp.	27,601	792,365
Royal Holdings Co. Ltd.	129,295	1,042,872
RS Technologies Co. Ltd.	28,909	1,351,109
Ryobi Ltd.	43,160	744,231
RYODEN Corp.	26,395	628,413
Ryoyo Ryosan Holdings, Inc.	70,451	1,273,243
S Foods, Inc.	36,460	621,829
S&B Foods, Inc.	35,376	1,251,127
Sagami Holdings Corp.	54,794	575,511
Saibu Gas Holdings Co. Ltd.	59,922	826,238
Saizeriya Co. Ltd.	58,657	1,967,639
Sakai Chemical Industry Co. Ltd.	29,135	904,120
Sakai Moving Service Co. Ltd.	40,064	720,040
Sakata INX Corp.	91,742	1,353,164
Sakata Seed Corp.	65,410	1,696,987
Sakura Internet, Inc. (a)	48,764	926,635
Sala Corp.	119,727	728,034
Samty Residential Investment Corp.	774	480,863
San ju San Financial Group, Inc.	176,240	1,769,153
San-A Co. Ltd.	83,826	1,635,026
San-Ai Obbli Co. Ltd.	97,836	1,305,381
Sangetsu Corp.	96,088	1,749,249
San-In Godo Bank Ltd.	303,384	3,931,662
Sankei Real Estate, Inc.	694	527,508

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sanken Electric Co. Ltd. *(a)	25,148	1,435,990
Sanki Engineering Co. Ltd.	278,673	4,054,317
Sankyo Seiko Co. Ltd.	60,895	330,506
Sansan, Inc.	171,129	1,804,922
Sanshin Electronics Co. Ltd.	18,880	333,386
Santec Holdings Corp.	10,171	1,596,027
Sanyo Chemical Industries Ltd.	23,534	774,660
Sanyo Denki Co. Ltd.	55,557	2,369,697
Sanyo Electric Railway Co. Ltd. (a)	33,076	394,776
Sato Corp.	53,822	742,804
SBS Holdings, Inc.	33,306	1,022,048
Seika Corp.	56,712	1,148,918
Seikitokyu Kogyo Co. Ltd.	45,115	405,550
Seiko Group Corp.	117,410	5,214,453
Seikoh Giken Co., Ltd.	9,354	1,584,169
Seiren Co. Ltd.	104,198	2,156,746
Sekisui Jushi Corp.	44,072	589,140
Senko Group Holdings Co. Ltd.	282,687	3,385,532
Senshu Electric Co. Ltd. (a)	24,781	996,284
Senshu Ikeda Holdings, Inc.	477,219	2,889,874
Septeni Holdings Co. Ltd.	143,797	512,174
Seria Co. Ltd.	104,600	2,493,605
Shibaura Machine Co. Ltd.	43,995	1,093,035
Shibaura Mechatronics Corp.	127,053	4,134,271
Shibusawa Logistics Corp.	74,721	663,237
Shibuya Corp.	48,119	1,175,846
Shiga Bank Ltd.	413,521	5,200,509
Shikoku Bank Ltd.	80,738	1,394,238
Shikoku Kasei Holdings Corp.	64,617	2,536,945
Shima Seiki Manufacturing Ltd.	56,379	326,891
Shin Nippon Air Technologies Co. Ltd.	47,974	1,030,662
Shin Nippon Biomedical Laboratories Ltd. (a)	37,944	290,080
Shinagawa Refra Co. Ltd.	51,764	624,003
Shindengen Electric Manufacturing Co. Ltd.	13,608	306,028
Shin-Etsu Polymer Co. Ltd.	75,008	1,070,062
Shinmaywa Industries Ltd.	101,495	1,408,395
Shinnihon Corp.	55,827	793,270
Shinsho Corp.	27,299	419,800
Shinwa Co. Ltd.	22,202	408,782
Ship Healthcare Holdings, Inc.	153,961	2,020,865
Shizuoka Gas Co. Ltd.	83,953	648,145
Shochiku Co. Ltd. (a)	20,747	1,334,564
Shoei Co. Ltd.	100,035	1,097,186
Shoei Foods Corp. (a)	24,931	628,013
Shofu, Inc.	45,149	511,078
Showa Sangyo Co. Ltd.	47,078	940,436
SIGMAXYZ Holdings, Inc.	108,548	378,442
Siix Corp.	66,424	583,333
Simplex Holdings, Inc.	283,560	1,895,269
Sinanen Holdings Co. Ltd.	10,247	489,209
Sinfonia Technology Co. Ltd.	42,656	3,684,402
Sinko Industries Ltd.	98,934	763,182
Sintokogio Ltd.	98,697	794,834
SMS Co. Ltd.	141,422	1,771,440
Sodick Co. Ltd.	90,099	1,084,425
Softcreate Holdings Corp.	28,273	288,609
Software Service, Inc.	4,860	317,507
SOSiLA Logistics REIT, Inc.	1,394	1,002,657
Sparx Group Co. Ltd.	39,276	524,535
SRA Holdings	22,709	645,507
SRE Holdings Corp.	28,393	428,240
St. Marc Holdings Co. Ltd.	32,794	525,314
Star Asia Investment Corp.	4,947	1,699,861
Starts Corp., Inc.	71,329	2,034,259
Starts Proceed Investment Corp.	460	538,338
Starzen Co. Ltd.	84,501	623,712
Stella Chemifa Corp.	16,825	738,782
SECURITY	NUMBER OF SHARES	VALUE ($)
Strike Group Co. Ltd.	71,061	562,453
Sumida Corp.	58,240	539,266
Sumitomo Osaka Cement Co. Ltd.	63,156	2,157,833
Sumitomo Seika Chemicals Co. Ltd.	84,369	705,946
Sumitomo Warehouse Co. Ltd.	109,827	2,697,554
Sun Corp. (a)	22,817	1,322,953
Sun Frontier Fudousan Co. Ltd.	54,827	817,290
Suruga Bank Ltd.	260,748	3,795,170
SWCC Corp.	59,667	5,562,273
Systena Corp.	490,950	1,289,133
T Hasegawa Co. Ltd.	61,114	1,180,511
Tachibana Eletech Co. Ltd.	32,411	652,536
Tachi-S Co. Ltd.	59,805	853,552
Tadano Ltd.	224,022	1,799,888
Taihei Dengyo Kaisha Ltd.	91,402	1,582,410
Taikisha Ltd.	91,269	2,565,669
Takamatsu Construction Group Co. Ltd.	40,600	918,148
Takaoka Toko Co. Ltd.	23,641	1,194,005
Takara Bio, Inc.	31,896	228,816
Takara Standard Co. Ltd.	97,227	1,813,349
Takasago International Corp.	192,879	1,361,869
Takeuchi Manufacturing Co. Ltd.	65,234	2,790,650
Taki Chemical Co. Ltd.	16,236	510,977
Takuma Co. Ltd.	122,972	2,622,589
Tama Home Co. Ltd. (a)	29,801	573,780
Tamron Co. Ltd.	258,165	1,709,315
Tamura Corp.	144,757	982,082
Tanseisha Co. Ltd.	83,742	733,841
TDC Soft, Inc.	60,899	356,159
TechMatrix Corp.	73,932	844,791
Techno Ryowa Ltd.	27,677	1,100,543
Teikoku Corp.	31,870	587,590
Teikoku Sen-I Co. Ltd.	42,635	840,969
Tekken Corp.	22,285	642,554
TKC Corp.	72,154	1,554,672
Toa Corp.	44,750	436,284
Toa Corp.	122,019	1,796,674
TOA ROAD Corp.	84,279	802,077
Toagosei Co. Ltd.	188,830	2,086,513
TOC Co. Ltd.	70,231	457,942
Tocalo Co. Ltd.	113,162	2,217,887
Tochigi Bank Ltd.	191,780	1,137,259
Toei Co. Ltd.	55,586	2,060,163
Toenec Corp.	90,217	1,288,733
Toho Bank Ltd.	449,929	2,125,426
Toho Holdings Co. Ltd.	113,434	3,004,907
Tohokushinsha Film Corp. (a)	102,864	355,394
Tokai Carbon Co. Ltd.	407,021	4,551,149
Tokai Corp.	47,349	704,926
TOKAI Holdings Corp.	247,172	1,715,717
Tokai Rika Co. Ltd. (a)	106,804	1,965,800
Tokai Tokyo Financial Holdings, Inc.	496,041	2,162,526
Token Corp.	9,798	787,213
Tokushu Tokai Paper Co. Ltd.	53,080	598,188
Tokuyama Corp.	143,599	4,606,823
Tokyo Electron Device Ltd. (a)	34,454	873,308
Tokyo Energy & Systems, Inc.	35,131	540,681
Tokyo Keiki, Inc.	31,123	1,157,410
Tokyo Kiraboshi Financial Group, Inc.	64,956	4,692,468
Tokyo Steel Manufacturing Co. Ltd.	98,542	1,087,001
Tokyotokeiba Co. Ltd.	28,035	831,241
Tokyu Construction Co. Ltd.	171,352	1,274,457
Tokyu REIT, Inc.	1,800	2,097,494
Tomoku Co. Ltd.	25,719	642,208
TOMONY Holdings, Inc.	336,257	1,850,375
Topre Corp.	82,020	1,424,105
Topy Industries Ltd.	32,831	581,384
Torishima Pump Manufacturing Co. Ltd.	40,996	699,191
Tosei Corp.	114,591	1,157,499

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tosei REIT Investment Corp.	475	391,482
Toshiba TEC Corp.	53,395	1,056,563
Totech Corp.	52,010	1,223,553
Totetsu Kogyo Co. Ltd.	46,819	1,254,369
Towa Bank Ltd.	72,679	584,390
Towa Corp.	134,335	2,535,817
Towa Pharmaceutical Co. Ltd.	53,327	1,323,209
Toyo Corp.	36,885	484,262
Toyo Engineering Corp. (a)	58,477	742,396
Toyo Gosei Co. Ltd.	11,363	1,191,334
Toyo Kanetsu KK	33,573	476,842
Toyo Tanso Co. Ltd.	28,974	1,375,987
Toyobo Co. Ltd.	172,137	1,957,208
TPR Co. Ltd.	104,941	922,247
Transaction Co. Ltd.	69,531	563,883
Transcosmos, Inc.	46,527	1,136,943
TRE Holdings Corp.	73,802	765,419
Tri Chemical Laboratories, Inc.	56,339	1,334,242
Trusco Nakayama Corp.	97,741	1,362,443
TS Tech Co. Ltd.	136,407	1,548,814
TSI Holdings Co. Ltd.	102,808	760,130
Tsubakimoto Chain Co.	188,320	3,196,436
Tsuburaya Fields Holdings, Inc.	73,930	642,284
Tsugami Corp.	92,374	3,667,339
Tsukishima Holdings Co. Ltd.	51,129	855,951
Tsurumi Manufacturing Co. Ltd.	76,443	1,018,024
TV Asahi Holdings Corp.	44,827	882,798
Tv Tokyo Holdings Corp.	11,840	280,400
UACJ Corp.	341,266	7,117,301
Uchida Yoko Co. Ltd.	90,322	1,148,387
Umios Corp.	266,305	2,119,533
Union Tool Co.	18,659	2,581,011
Unipres Corp.	60,831	495,620
UNISOL Holdings Corp. (a)	30,191	395,618
United Arrows Ltd.	45,518	713,408
United Super Markets Holdings, Inc.	159,283	816,477
Ushio, Inc.	141,763	3,701,030
UT Group Co. Ltd.	816,397	917,991
V Technology Co. Ltd.	16,226	583,031
Valor Holdings Co. Ltd.	85,168	1,832,404
Valqua Ltd.	32,413	1,669,619
Vector, Inc.	61,521	544,140
Vision, Inc.	88,663	594,280
Vital KSK Holdings, Inc.	76,072	783,706
VT Holdings Co. Ltd.	197,700	550,167
Wacoal Holdings Corp.	100,336	2,910,683
Wacom Co. Ltd.	261,601	1,390,253
Wakita & Co. Ltd.	84,458	896,627
Warabeya Nichiyo Holdings Co. Ltd.	26,367	440,416
Weathernews, Inc. (a)	52,015	677,348
Wellneo Sugar Co. Ltd.	26,317	429,827
West Holdings Corp.	47,154	798,292
WingArc1st, Inc.	44,469	707,023
World Co. Ltd.	127,503	1,193,413
Yahagi Construction Co. Ltd.	64,337	758,190
YAMABIKO Corp.	76,796	1,888,663
Yamae Group Holdings Co. Ltd.	39,847	736,415
Yamagata Bank Ltd.	55,482	1,078,691
Yamaichi Electronics Co. Ltd.	35,634	1,951,935
Yamanashi Chuo Bank Ltd.	56,228	2,073,361
Yamazen Corp.	104,501	1,140,262
Yellow Hat Ltd.	127,339	1,323,865
Yodoko Ltd.	250,982	1,992,847
Yokogawa Bridge Holdings Corp.	63,232	1,117,354
Yokorei Co. Ltd.	92,352	1,508,356
Yokowo Co. Ltd.	43,152	1,412,287
Yondenko Corp.	62,923	772,752
Yondoshi Holdings, Inc. (a)	31,096	355,517
Yonex Co. Ltd.	119,535	1,773,614
SECURITY	NUMBER OF SHARES	VALUE ($)
Yoshinoya Holdings Co. Ltd.	133,882	2,680,331
Yuasa Co. Ltd.	30,540	1,087,768
Yurtec Corp.	74,634	1,126,613
Zacros Corp.	122,749	976,965
Zenrin Co. Ltd.	64,096	361,167
ZERIA Pharmaceutical Co. Ltd.	58,462	841,729
Zojirushi Corp.	63,140	571,548
Zuken, Inc.	28,958	846,784
		1,088,857,017

Netherlands 1.8%
Aalberts NV	203,465	9,316,887
Allfunds Group PLC	747,651	7,485,802
Aperam SA	90,016	5,362,503
Arcadis NV	143,897	5,877,219
Basic-Fit NV *	106,360	3,827,761
Corbion NV	119,943	2,818,944
Eurocommercial Properties NV	86,786	2,952,163
Flow Traders Ltd. *	71,700	2,075,023
Fugro NV	229,201	3,033,065
Havas NV	116,284	2,300,074
Koninklijke BAM Groep NV	554,262	7,205,306
Koninklijke Heijmans NV	50,076	6,217,608
Koninklijke Vopak NV	114,953	6,138,446
Lakefront Biotherapeutics NV *	105,949	3,024,165
OCI NV *(a)	219,713	958,914
PostNL NV	661,308	777,115
SBM Offshore NV	275,293	10,485,700
Signify NV	243,044	5,904,971
Sligro Food Group NV	46,585	703,449
Theon International PLC (a)	54,575	2,124,574
TKH Group NV	72,715	3,911,804
TomTom NV *	129,958	765,097
Van Lanschot Kempen NV	68,308	5,308,819
Wereldhave NV	75,633	1,844,632
		100,420,041

New Zealand 0.4%
Air New Zealand Ltd.	3,280,317	864,127
Argosy Property Ltd.	1,607,137	1,024,735
Channel Infrastructure NZ Ltd.	830,584	1,571,375
Freightways Group Ltd.	344,040	2,799,223
Genesis Energy Ltd.	1,266,856	1,903,751
Goodman New Zealand Ltd. & Goodman Property Services NZ Ltd.	1,986,171	2,378,241
Heartland Group Holdings Ltd.	1,609,994	1,098,850
Kiwi Property Group Ltd.	2,948,715	1,659,471
Oceania Healthcare Ltd. *	1,480,391	686,890
Precinct Properties Group	3,517,758	2,158,733
Scales Corp. Ltd.	288,220	1,054,325
SKY Network Television Ltd.	210,774	410,119
SKYCITY Entertainment Group Ltd. *	2,197,714	657,885
Stride Property Group	1,044,020	728,189
Summerset Group Holdings Ltd.	443,546	2,129,718
Vector Ltd.	505,045	1,523,947
Vital Healthcare Property Trust	1,057,561	1,193,510
		23,843,089

Norway 2.9%
Aker Solutions ASA	530,954	2,452,627
Atea ASA *	160,703	2,881,629
Austevoll Seafood ASA	175,266	1,683,352
AutoStore Holdings Ltd. *	2,270,677	3,233,217
Bakkafrost P	104,940	5,208,820
Bluenord ASA *	44,181	2,502,021
Bonheur ASA	39,378	1,078,768

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Borregaard ASA	196,428	3,037,283
BW Energy Ltd. *	122,787	756,516
BW LPG Ltd.	186,507	3,675,532
BW Offshore Ltd.	178,446	887,863
Cadeler AS *	399,763	2,569,076
DNO ASA	1,631,382	3,169,070
DOF Group ASA	260,853	3,378,164
Elkem ASA *	560,554	1,956,889
Entra ASA	89,024	1,008,306
Europris ASA	316,096	3,169,448
Frontline PLC	301,459	10,314,995
Grieg Seafood ASA (a)	84,034	288,630
Hafnia Ltd.	528,790	4,085,366
Hoegh Autoliners ASA	212,933	3,158,765
Leroy Seafood Group ASA	575,443	2,722,936
MPC Container Ships ASA	714,783	1,871,476
Nordic Semiconductor ASA *	355,999	7,725,030
Norwegian Air Shuttle ASA	1,130,616	2,032,861
Odfjell Drilling Ltd.	249,860	2,375,445
Protector Forsikring ASA	127,220	6,292,673
Scatec ASA *	254,955	2,851,790
Sparebank 1 Oestlandet	95,828	2,048,091
SpareBank 1 SMN	263,225	5,471,883
SpareBank 1 Sor-Norge ASA	428,031	8,898,773
Sparebanken Norge	364,796	7,516,965
Stolt-Nielsen Ltd.	45,834	1,456,631
Storebrand ASA	843,347	16,062,970
Subsea 7 SA	471,913	15,585,311
TGS ASA	403,843	6,603,029
TOMRA Systems ASA	489,178	5,143,276
Veidekke ASA	216,258	4,224,375
Wallenius Wilhelmsen ASA	219,791	2,824,973
Wilh Wilhelmsen Holding ASA, Class A	21,439	1,613,404
Wilh Wilhelmsen Holding ASA, Class B	12,059	827,855
		164,646,084

Poland 1.7%
Alior Bank SA	183,341	6,373,249
Asseco Poland SA	115,427	6,270,435
Bank Handlowy w Warszawie SA	69,241	2,408,848
Bank Millennium SA *	1,253,830	6,873,597
Benefit Systems SA *	5,863	7,138,945
Budimex SA	26,877	5,190,174
CD Projekt SA	147,013	9,441,500
Cyfrowy Polsat SA *	338,798	1,512,608
Enea SA	542,871	3,156,680
Grupa Azoty SA *	111,368	708,465
Grupa Kety SA	20,633	6,881,844
Jastrzebska Spolka Weglowa SA *	107,479	831,510
KRUK SA	36,635	4,147,206
Modivo SA *	110,112	2,420,044
Orange Polska SA	1,374,670	6,167,759
Pepco Group NV	401,180	3,720,701
PGE Polska Grupa Energetyczna SA *	1,812,993	5,296,114
Tauron Polska Energia SA *	2,202,933	5,725,996
Warsaw Stock Exchange	59,053	1,332,108
XTB SA	159,745	4,571,200
Zabka Group SA *	895,054	6,326,518
		96,495,501

Portugal 0.3%
Altri SGPS SA (a)	142,210	822,292
Corticeira Amorim SGPS SA	78,869	601,916
CTT-Correios de Portugal SA	157,851	1,117,198
Mota-Engil SGPS SA (a)	180,592	1,001,445
Navigator Co. SA (a)	430,404	1,708,688
NOS SGPS SA	394,685	2,424,941
SECURITY	NUMBER OF SHARES	VALUE ($)
REN - Redes Energeticas Nacionais SGPS SA	756,432	3,124,822
Semapa-Sociedade de Investimento e Gestao	30,404	842,648
Sonae SGPS SA	1,632,701	3,635,274
		15,279,224

Republic of Korea 7.2%
Advanced Nano Products Co. Ltd.	18,653	826,822
Advanced Process Systems Corp.	15,839	261,706
Ahnlab, Inc.	10,739	434,691
Ananti, Inc. *	139,328	462,269
APRILBIO Co., Ltd. *	37,875	1,603,467
Asiana Airlines, Inc. *	99,727	485,069
BH Co. Ltd.	53,911	1,096,465
BHI Co. Ltd. *	37,847	1,830,820
Binex Co. Ltd. *	57,740	340,616
Binggrae Co. Ltd.	9,699	467,251
Bioneer Corp. *	41,414	245,131
BNC Korea, Inc. *	131,394	267,235
Boryung	52,803	316,047
Bukwang Pharmaceutical Co. Ltd.	155,201	500,001
Cafe24 Corp. *	29,434	405,279
Caregen Co. Ltd.	29,412	1,725,296
Chabiotech Co. Ltd. *	112,015	1,001,222
Cheryong Electric Co. Ltd.	21,978	860,453
Chong Kun Dang Pharmaceutical Corp.	14,646	771,661
Chunbo Co. Ltd. *	12,060	394,131
CJ CGV Co. Ltd. *	160,492	485,629
CJ ENM Co. Ltd. *	20,377	534,778
Classys, Inc.	49,008	1,455,281
Clobot Co., Ltd. *	40,506	1,182,657
CMG Pharmaceutical Co. Ltd. *	159,957	131,192
Com2uSCorp	15,620	275,190
Cosmax, Inc.	15,624	1,800,855
CosmoAM&T Co. Ltd. *	46,999	1,627,968
Cosmochemical Co. Ltd. *	60,728	571,818
Creative & Innovative System *	113,166	905,628
CS Wind Corp. *	49,304	1,554,041
Curiox Biosystems Co., Ltd. *	27,463	1,647,416
D&D PharmaTech, Inc. *	58,536	3,674,523
Daea TI Co. Ltd. *	112,078	238,733
Daeduck Electronics Co. Ltd.	69,266	8,774,306
Daejoo Electronic Materials Co. Ltd.	22,913	2,327,791
Daesang Corp.	38,348	489,847
Daewoo Engineering & Construction Co. Ltd. *	418,355	7,273,325
Daewoong Co. Ltd.	39,751	496,953
Daewoong Pharmaceutical Co. Ltd.	9,299	805,872
Daishin Securities Co. Ltd. *	52,807	1,072,259
D'Alba Global Co. Ltd.	15,160	1,981,765
Danal Co. Ltd. *	122,151	499,303
Daou Technology, Inc.	45,259	1,187,786
DB HiTek Co. Ltd.	65,180	8,023,152
Dentium Co. Ltd.	12,729	394,455
DI Dong Il Corp.	30,337	497,229
DL E&C Co. Ltd.	60,511	3,071,726
DL Holdings Co. Ltd. *	21,510	775,045
Dong-A Socio Holdings Co. Ltd.	8,305	497,639
Dong-A ST Co. Ltd.	9,983	264,977
Dongjin Semichem Co. Ltd.	65,002	2,359,396
DongKook Pharmaceutical Co. Ltd.	56,824	741,691
Dongkuk Steel Mill Co. Ltd.	63,093	458,440
Dongwon Industries Co. Ltd.	19,106	450,075
Doosan Fuel Cell Co. Ltd. *	85,603	5,191,848
Doosan Robotics, Inc. *	41,760	2,951,188
Doosan Tesna, Inc.	23,933	2,498,116
DoubleUGames Co. Ltd. *	20,411	926,418

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Duk San Neolux Co. Ltd. *	27,998	721,780
E1 Corp.	5,336	304,156
Ecopro HN Co. Ltd.	30,145	638,106
Enchem Co. Ltd. *	34,761	809,629
ENF Technology Co. Ltd.	18,936	552,248
Eo Technics Co. Ltd.	17,835	5,420,325
ESR Kendall Square REIT Co. Ltd. *	340,366	891,005
Eubiologics Co. Ltd. *	55,444	367,910
Eugene Investment & Securities Co. Ltd.	110,209	347,740
Eugene Technology Co. Ltd.	28,803	2,369,988
Fadu, Inc. *	68,830	5,120,002
Foosung Co. Ltd. *	130,948	996,665
G2GBIO, Inc. *	23,349	901,733
GC Corp.	46,808	401,300
GemVax & Kael Co. Ltd. *	59,585	593,873
GI Innovation, Inc. *	100,023	961,070
Grand Korea Leisure Co. Ltd.	71,840	505,788
GS P&L Co. Ltd.	18,865	544,544
HAESUNG DS Co. Ltd.	21,445	1,267,916
Han Kuk Carbon Co. Ltd. *	66,423	1,421,461
Hana Micron, Inc. *	91,746	2,462,592
Hana Tour Service, Inc.	23,553	592,342
Hanall Biopharma Co. Ltd. *	63,545	2,635,410
Hancom, Inc.	36,181	489,776
Handsome Co. Ltd.	26,708	402,304
Hanil Cement Co. Ltd.	43,367	416,404
Hankook & Co. Co. Ltd.	44,377	715,568
Hankook Shell Oil Co. Ltd.	1,219	397,975
Hansol Chemical Co. Ltd.	17,496	3,134,652
Hanssem Co. Ltd. *	15,785	322,613
Hanwha Engine *	111,210	4,737,679
Hanwha General Insurance Co. Ltd. *	115,650	485,009
Hanwha Investment & Securities Co. Ltd. *	232,835	945,554
Harim Holdings Co. Ltd.	88,315	661,044
HD Construction Equipment Co. Ltd.	63,067	6,340,179
HDC Holdings Co. Ltd.	55,551	814,650
HD-Hyundai Marine Engine *	41,969	1,980,090
Hite Jinro Co. Ltd.	66,717	709,228
HJ Shipbuilding & Construction Co., Ltd. *	100,050	1,364,318
HK inno N Corp. *	30,261	903,613
HL Holdings Corp. *	11,527	343,821
HLB Life Science Co. Ltd. *	194,983	424,382
HPSP Co. Ltd.	120,144	3,878,570
HS Hyosung Advanced Materials Corp.	4,923	687,652
Hugel, Inc. *	11,378	1,876,200
Humedix Co. Ltd.	14,650	266,850
Huons Global Co. Ltd.	10,204	210,242
Hyosung Corp.	14,541	1,913,391
Hyosung TNC Corp.	5,051	1,218,340
Hyulim ROBOT Co., Ltd. *	228,295	1,581,553
Hyundai Bioscience Co. Ltd. *	176,312	1,353,636
Hyundai Department Store Co. Ltd.	26,248	1,912,429
Hyundai Elevator Co. Ltd.	51,060	2,669,892
Hyundai GF Holdings	73,173	666,666
Hyundai Green Food	36,998	410,489
Hyundai Home Shopping Network Corp.	9,218	495,460
Hyundai Wia Corp.	32,091	1,937,811
Il Dong Pharmaceutical Co. Ltd. *	42,635	604,019
Iljin Electric Co. Ltd.	48,275	2,975,944
InBody Co. Ltd.	20,428	621,515
Innocean Worldwide, Inc.	39,329	520,646
Innox Advanced Materials Co. Ltd.	25,917	521,092
Intellian Technologies, Inc.	16,112	1,423,031
Inventage Lab, Inc. *	18,385	620,966
IPARK Hyundai Development Co., Class E	73,270	999,136
IS Dongseo Co. Ltd. *	26,193	500,570
SECURITY	NUMBER OF SHARES	VALUE ($)
ISC Co. Ltd.	21,604	2,902,993
i-SENS, Inc.	40,611	481,565
ISU Specialty Chemical *	41,000	2,619,973
JB Financial Group Co. Ltd.	328,650	5,212,167
Jeju Air Co. Ltd. *	33,575	108,278
Jeju Semiconductor Corp. *	61,909	4,017,717
JR Global Reit (b)	443,547	320,060
Jusung Engineering Co. Ltd.	66,734	8,856,536
JW Pharmaceutical Corp.	25,899	477,765
JYP Entertainment Corp.	56,359	2,157,873
Kakao Games Corp. *	74,749	471,211
KC Tech Co. Ltd.	15,259	633,851
KCC Glass Corp.	18,504	309,423
KEPCO Engineering & Construction Co., Inc.	39,156	3,489,483
KH Vatec Co. Ltd.	28,309	224,669
KIWOOM Securities Co. Ltd.	31,484	7,740,426
KMW Co. Ltd. *	57,170	1,265,176
Koh Young Technology, Inc.	106,485	2,423,647
Kolmar Korea Co. Ltd. *	29,849	1,693,490
Kolon Industries, Inc.	42,209	2,011,019
Komipharm International Co. Ltd. *	91,571	454,513
Korea Electric Terminal Co. Ltd.	13,586	710,403
Korea Line Corp. *	331,745	495,306
Korea Petrochemical Ind Co. Ltd.	7,028	598,336
Korean Reinsurance Co.	277,198	2,363,633
Kumho Tire Co., Inc. *	306,106	954,677
Kwang Dong Pharmaceutical Co. Ltd.	69,713	316,877
L&C Bio Co. Ltd. *	36,474	1,834,591
Lake Materials Co. Ltd.	75,426	920,427
LEENO Industrial, Inc.	103,714	6,703,214
LF Corp.	19,926	297,502
LigaChem Biosciences, Inc. *	53,393	5,353,472
Lotte Chilsung Beverage Co. Ltd.	7,150	517,153
Lotte Energy Materials Corp. *	57,303	2,133,177
LOTTE Fine Chemical Co. Ltd.	29,256	1,023,086
LOTTE REIT Co. Ltd.	319,707	808,284
Lotte Rental Co. Ltd.	25,792	534,837
Lotte Tour Development Co. Ltd. *	76,806	973,454
Lotte Wellfood Co. Ltd.	5,035	377,207
LS Materials Ltd.	83,185	1,178,500
Lunit, Inc. *	150,891	1,678,124
LX Holdings Corp.	97,202	555,993
LX International Corp.	52,903	1,472,648
LX Semicon Co. Ltd.	22,082	770,745
Mcnex Co. Ltd.	22,625	328,791
Medytox, Inc.	9,670	618,572
MegaStudyEdu Co. Ltd.	13,830	369,381
Mezzion Pharma Co. Ltd. *	45,152	1,962,479
Myoung Shin Industrial Co. Ltd. *	64,113	410,119
Naturecell Co. Ltd. *	106,124	2,140,789
Neowiz *	22,686	290,989
Nexen Tire Corp.	50,010	218,026
Nexon Games Co. Ltd. *	47,412	331,601
NEXTIN, Inc.	15,135	676,907
NHN Corp. *	24,433	825,242
NHN KCP Corp.	48,211	573,605
NICE Information Service Co. Ltd.	64,762	600,778
OCI Co. Ltd. *	9,885	796,966
OCI Holdings Co. Ltd.	27,000	6,261,778
OliX Pharmaceuticals, Inc. *	33,894	3,938,181
Orion Holdings Corp.	41,795	694,734
Orum Therapeutics, Inc. *	19,740	888,104
Oscotec, Inc. *	68,777	1,919,093
Otoki Corp.	3,001	665,119
Paradise Co. Ltd.	92,657	866,930
Park Systems Corp.	9,545	1,744,955
Partron Co. Ltd.	81,626	378,610
People & Technology, Inc.	39,528	1,218,365

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Peptron, Inc. *	44,413	8,870,812
PharmaResearch Co. Ltd.	14,472	2,832,940
Pharmicell Co. Ltd.	111,577	1,110,587
PI Advanced Materials Co. Ltd.	28,319	469,791
Poongsan Corp.	36,281	1,930,814
Posco M-Tech Co. Ltd.	48,545	535,702
PSK, Inc.	41,951	2,741,986
Qurient Co., Ltd. *	54,748	1,004,500
RFHIC Corp. *	33,603	2,009,045
Robotis Co., Ltd. *	21,269	4,593,935
ROKIT Healthcare, Inc. *	24,156	878,400
S&S Tech Corp.	29,792	1,300,805
Sam Chun Dang Pharm Co. Ltd.	30,289	6,813,518
Samchully Co. Ltd.	3,640	300,958
Samwha Capacitor Co. Ltd.	14,564	1,440,937
Samyang Biopharmaceuticals Corp. *	7,953	302,393
Samyang Holdings Corp.	5,466	206,380
Sanil Electric Co. Ltd.	34,018	5,575,611
SD Biosensor, Inc. *	71,340	368,298
SeAH Besteel Holdings Corp.	27,404	972,869
Sebang Global Battery Co. Ltd.	11,128	413,516
Seegene, Inc.	61,845	1,247,570
Seers Co. Ltd. *	43,009	906,129
Seobu T&D *	57,148	404,625
Seojin System Co. Ltd. *	66,030	3,400,085
Seoul Semiconductor Co. Ltd. *	92,139	788,103
SFA Engineering Corp.	25,102	444,740
SFA Semicon Co. Ltd. *	149,906	827,616
SHIFT UP Corp. *	26,219	495,847
Shin Poong Pharmaceutical Co. Ltd. *	69,298	462,600
Shinhan Alpha REIT Co. Ltd.	233,868	825,599
Shinsegae, Inc.	12,880	4,401,593
Shinsung Delta Tech Co. Ltd.	32,708	963,660
Shinsung E&G Co. Ltd. *	36,161	575,893
Silicon2 Co. Ltd.	67,997	1,631,116
SIMMTECH Co. Ltd.	56,967	4,464,368
SK Chemicals Co. Ltd.	20,201	578,416
SK Discovery Co. Ltd.	16,985	555,647
SK Gas Ltd.	4,984	783,814
SK Networks Co. Ltd.	198,975	1,489,342
SK oceanplant Co. Ltd. *	68,360	771,602
SK REITs Co. Ltd.	413,843	1,499,391
SK Securities Co. Ltd. *	352,704	760,642
SL Corp.	29,533	1,471,751
SM Entertainment Co. Ltd.	22,770	1,204,226
SNT Motiv Co. Ltd.	23,454	465,345
Solid, Inc.	110,435	1,172,502
SOLUM Co. Ltd.	84,474	1,121,088
Solus Advanced Materials Co. Ltd.	68,970	535,009
Soop Co. Ltd.	15,543	519,819
Soulbrain Co. Ltd.	7,785	1,975,954
Soulbrain Holdings Co. Ltd.	8,795	290,054
SPG Co., Ltd. *	29,421	2,276,369
ST Pharm Co. Ltd.	25,967	2,310,667
Studio Dragon Corp. *	27,020	474,240
Sung Kwang Bend Co. Ltd.	35,645	728,511
Sungeel Hitech Co. Ltd. *	15,902	643,677
Sungwoo Hitech Co. Ltd.	88,987	436,373
Synopex, Inc. *	167,013	551,908
Taekwang Industrial Co. Ltd.	455	292,565
Taesung Co., Ltd. *	43,611	1,658,202
Taihan Cable & Solution Co. Ltd. *	226,808	6,840,361
TCC Steel *	33,632	340,114
TechWing, Inc.	56,106	1,855,928
TES Co. Ltd.	27,370	2,163,084
TK Corp. *	31,637	661,291
TKG Huchems Co. Ltd.	42,801	470,896
Tokai Carbon Korea Co. Ltd.	8,025	1,411,165
Tongyang Life Insurance Co. Ltd. *	77,313	379,639
SECURITY	NUMBER OF SHARES	VALUE ($)
Unid Co. Ltd.	6,914	327,119
UniTest, Inc. *	31,760	323,501
Voronoi, Inc. *	22,594	4,302,905
VT Co. Ltd. *	49,169	434,266
Wemade Co. Ltd.	45,239	586,576
Wonik Holdings Co., Ltd. *	71,523	1,288,553
WONIK IPS Co. Ltd.	60,653	4,266,236
Woori Technology, Inc. *	320,002	3,229,748
YG Entertainment, Inc.	23,886	706,911
Youlchon Chemical Co. Ltd.	25,056	326,543
Young Poong Corp.	9,644	330,853
Youngone Corp.	43,813	2,311,303
Youngone Holdings Co. Ltd.	11,082	1,408,230
Yuanta Securities Korea Co. Ltd.	151,244	519,870
		405,403,627

Singapore 1.0%
AEM Holdings Ltd.	523,412	4,268,228
AIMS APAC REIT	1,340,017	1,660,114
Bumitama Agri Ltd.	563,331	684,646
CapitaLand China Trust	2,316,652	1,171,632
Capitaland India Trust	2,041,427	1,616,687
CDL Hospitality Trusts	1,773,109	1,070,525
Centurion Accommodation Reit *	1,849,758	1,595,432
Digital Core REIT Management Pte. Ltd.	1,839,540	901,375
Eagle Hospitality Trust *(b)	940,343	0
ESR-REIT	1,152,115	2,150,024
Far East Hospitality Trust	1,966,684	871,272
First Real Estate Investment Trust	3,054,491	550,855
First Resources Ltd.	898,913	1,867,816
Frasers Centrepoint Trust	2,701,730	4,808,819
Golden Agri-Resources Ltd.	12,965,889	2,795,797
Haw Par Corp., Ltd.	292,585	3,537,586
iFAST Corp. Ltd.	341,346	2,446,311
Keppel Infrastructure Trust	8,704,378	3,617,297
KORE U.S. REIT	2,069,062	384,846
Lendlease Global Commercial REIT	5,120,120	2,248,220
NTT DC REIT *	1,567,387	1,536,039
OUE Real Estate Investment Trust	4,622,994	1,286,833
Parkway Life Real Estate Investment Trust	893,040	2,807,928
Prime U.S. REIT	2,614,314	433,976
Raffles Medical Group Ltd.	1,482,123	1,121,456
Riverstone Holdings Ltd.	1,045,815	762,620
Sheng Siong Group Ltd.	1,306,737	3,125,062
Singapore Post Ltd.	3,562,316	893,826
Starhill Global REIT	3,212,421	1,360,181
Stoneweg Europe Stapled Trust	758,574	1,389,792
UMS Integration Ltd.	1,409,611	3,094,767
UOB-Kay Hian Holdings Ltd.	552,918	1,708,157
		57,768,119

Spain 1.9%
Acerinox SA	489,520	9,054,236
Almirall SA	154,572	2,052,699
Atresmedia Corp. de Medios de Comunicacion SA (a)	186,992	1,125,965
CIE Automotive SA	140,027	4,812,261
Cirsa Enterprises SA *	64,348	950,650
Colonial SFL Socimi SA	788,685	5,282,842
Construcciones y Auxiliar de Ferrocarriles SA	35,129	2,558,012
Distribuidora Internacional de Alimentacion SA *	26,353	1,223,954
Ebro Foods SA	102,722	2,157,685
Elecnor SA	75,569	3,624,412
Enagas SA	453,812	9,013,379

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ence Energia y Celulosa SA *(a)	235,754	668,525
Fluidra SA	183,916	4,043,454
Gestamp Automocion SA	302,594	1,151,145
Global Dominion Access SA	173,674	651,580
Grenergy Renovables SA *	16,842	2,417,413
HBX Group International PLC *	170,620	1,418,623
Laboratorios Farmaceuticos Rovi SA	34,458	2,384,498
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,444,111	2,012,135
Logista Integral SA	124,017	4,851,068
Melia Hotels International SA	235,501	3,086,204
Neinor Homes SA	86,354	1,606,286
Pharma Mar SA *	26,243	3,062,426
Prosegur Cash SA	430,976	300,751
Prosegur Cia de Seguridad SA	195,101	599,918
Puig Brands SA, Class B	305,242	5,745,539
Sacyr SA	968,187	5,255,948
Solaria Energia y Medio Ambiente SA *	136,735	3,749,727
Tecnicas Reunidas SA *	89,202	3,281,051
Unicaja Banco SA	2,348,599	7,876,763
Vidrala SA	47,182	4,234,038
Viscofan SA	90,458	6,270,260
		106,523,447

Sweden 4.9%
AddLife AB, B Shares	228,989	3,692,791
Addnode Group AB	257,400	1,299,092
AFRY AB	199,218	2,468,312
Alleima AB (a)	398,091	3,686,327
Altra Fastigheter AB	325,670	2,548,361
AQ Group AB	111,185	2,877,991
Arjo AB, B Shares	398,690	1,063,951
Asker Healthcare Group AB	466,350	4,192,137
Asmodee Group AB, Class B *	323,094	5,203,377
Atrium Ljungberg AB, B Shares	472,911	1,562,157
Attendo AB	256,903	3,283,194
Avanza Bank Holding AB	275,095	10,317,645
Betsson AB, Class B	222,790	2,129,393
Better Collective AS *(a)	65,975	860,303
Bilia AB, A Shares	144,531	2,211,814
Billerud Aktiebolag (a)	447,325	2,969,813
BioArctic AB	84,972	3,243,076
BoneSupport Holding AB *	112,552	2,801,229
Boozt AB *	109,501	1,509,704
Bravida Holding AB	426,388	5,250,623
Bufab AB	273,303	3,475,025
Bure Equity AB	111,906	3,335,394
Camurus AB *	80,375	4,583,157
Catena AB	87,031	4,107,775
Cibus Real Estate AB publ	159,165	2,639,175
Clas Ohlson AB, B Shares	76,845	3,505,495
Cloetta AB, B Shares	368,596	1,984,049
Corem Property Group AB, B Shares	1,763,483	529,050
Dios Fastigheter AB	207,041	1,528,156
Dometic Group AB *	689,319	2,400,942
Electrolux AB, B Shares *	461,931	1,455,846
Electrolux Professional AB, B Shares	465,193	2,441,026
Elekta AB, B Shares	730,484	4,248,449
Embracer Group AB *	275,833	2,101,926
Fabege AB	388,430	3,354,972
Fagerhult Group AB	186,051	388,494
Granges AB	214,050	4,413,952
Hacksaw AB	114,399	1,046,946
Hemnet Group AB	169,381	1,806,034
Hexatronic Group AB *	369,365	1,758,167
Hexpol AB	547,537	4,331,907
HMS Networks AB	66,513	3,875,558
Hufvudstaden AB, A Shares	198,122	2,705,784
SECURITY	NUMBER OF SHARES	VALUE ($)
Husqvarna AB, B Shares	700,868	3,294,362
Instalco AB	444,439	1,862,810
Intea Fastigheter AB	308,078	2,602,560
Investment AB Oresund	53,275	897,798
INVISIO AB	77,017	2,325,545
JM AB	122,964	1,598,102
Kinnevik AB, Class B *	494,475	3,026,857
Lagercrantz Group AB, B Shares	392,759	10,864,067
Lindab International AB	139,805	2,172,801
Loomis AB	141,721	7,002,206
Medicover AB, B Shares	105,984	2,399,010
MIPS AB	54,049	1,416,604
Modern Times Group MTG AB, B Shares *	210,378	3,034,939
Munters Group AB	274,995	5,771,969
Mycronic AB	315,137	10,170,939
NCAB Group AB	373,036	3,308,873
NCC AB, B Shares	173,084	3,668,539
NOBA Bank Group AB	336,770	2,844,942
Nolato AB, B Shares	392,553	2,121,506
Nordnet AB publ	416,602	14,573,682
Norion Bank AB *	223,288	1,402,616
NP3 Fastigheter AB	64,937	2,060,655
Pandox AB	218,477	4,169,241
Peab AB, B Shares	333,583	3,280,463
Platzer Fastigheter Holding AB, B Shares	135,168	1,081,842
Ratos AB, B Shares	385,733	1,452,987
Roko AB *	5,624	1,154,859
Samhallsbyggnadsbolaget i Norden AB *(a)	1,958,009	725,884
Scandic Hotels Group AB	337,121	3,313,430
Sdiptech AB, B Shares *	69,167	1,838,311
Sectra AB, Class B	270,463	8,149,114
Sinch AB *	1,240,128	5,316,033
SkiStar AB	80,609	1,312,163
Storskogen Group AB, B Shares	2,984,249	2,991,602
Systemair AB	199,540	1,631,632
Thule Group AB	225,235	5,322,750
Troax Group AB	84,920	1,039,283
Truecaller AB, B Shares (a)	577,615	830,459
Vimian Group AB *	431,702	1,306,806
Vitec Software Group AB, B Shares	66,821	1,888,856
Vitrolife AB	154,390	1,653,716
Wallenstam AB, B Shares	715,493	3,122,884
Wihlborgs Fastigheter AB	567,386	5,229,421
Xvivo Perfusion AB *	52,507	1,574,087
		271,995,774

Switzerland 4.7%
Accelleron Industries AG	197,110	19,588,650
Adecco Group AG	335,433	7,113,489
Allreal Holding AG	31,326	8,399,305
ALSO Holding AG	11,656	2,765,755
ams-OSRAM AG *	209,216	5,392,731
APG SGA SA	2,583	603,312
Aryzta AG *	47,941	3,742,754
Autoneum Holding AG	5,278	802,491
Basilea Pharmaceutica Ag Allschwil *	25,580	1,705,661
Bell Food Group AG	4,109	925,557
Berner Kantonalbank AG	9,580	4,652,985
Bossard Holding AG, Class A	11,394	2,500,891
Bucher Industries AG	13,897	5,629,232
Burckhardt Compression Holding AG	6,357	4,206,270
Burkhalter Holding AG	15,335	3,199,085
Bystronic AG	3,193	835,693
Cembra Money Bank AG	61,513	7,479,024

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cie Financiere Tradition SA, Bearer Shares	2,781	930,737
Clariant AG *	427,005	4,385,634
Comet Holding AG	15,523	7,374,592
Cosmo NV	18,590	1,855,788
Daetwyler Holding AG	15,421	3,130,186
DKSH Holding AG	75,065	5,956,396
dormakaba Holding AG	62,276	4,144,560
Dottikon Es Holding AG *	6,234	2,473,335
EFG International AG *	309,805	6,462,944
Emmi AG	4,441	4,905,078
Forbo Holding AG	1,935	1,852,409
Galenica AG	103,872	11,080,478
Huber & Suhner AG	30,288	10,330,520
Implenia AG	29,890	2,329,687
Inficon Holding AG	35,746	7,457,091
Interroll Holding AG	1,426	3,044,177
Intershop Holding AG	10,735	2,464,784
Jungfraubahn Holding AG	10,499	3,560,805
Kardex Holding AG	12,622	4,361,605
Landis & Gyr Group AG *	53,502	3,464,774
Liechtensteinische Landesbank AG	24,415	3,080,974
Luzerner Kantonalbank AG	40,677	5,570,409
Medacta Group SA	12,388	2,270,380
Medartis Holding AG *(a)	8,963	892,457
Medmix AG	56,477	653,423
Mobimo Holding AG	15,292	6,947,796
Montana Aerospace AG *	60,692	1,833,149
OC Oerlikon Corp. AG Pfaffikon	365,878	1,788,768
PolyPeptide Group AG *	29,258	1,419,182
Sensirion Holding AG *	18,971	2,032,217
SFS Group AG *	34,882	5,696,478
Siegfried Holding AG *	83,588	8,750,878
SKAN Group AG	25,271	1,604,200
SMG Swiss Marketplace Group AG	39,813	1,470,026
Softwareone Holding AG *	345,482	3,700,882
St. Galler Kantonalbank AG	5,819	4,773,762
Stadler Rail AG	112,613	3,294,725
Sulzer AG	36,230	6,876,443
Sunrise Communications AG, Class A *	86,740	4,786,880
Tecan Group AG	26,866	5,343,286
TX Group AG	4,021	667,980
Valiant Holding AG	33,371	6,790,797
Vontobel Holding AG	55,288	4,939,019
VP Bank AG, Class A	6,853	759,544
Ypsomed Holding AG (a)	7,903	3,544,137
Zehnder Group AG	18,103	1,496,709
		262,092,966

United Kingdom 10.5%
4imprint Group PLC	56,460	2,776,321
Aberdeen Group PLC	3,757,676	12,571,730
AG Barr PLC	203,728	1,675,153
AJ Bell PLC	681,679	5,577,538
AO World PLC *	633,286	799,005
Ashmore Group PLC	947,556	2,656,698
Aston Martin Lagonda Global Holdings PLC *(a)	663,131	397,414
B&M European Value Retail PLC	2,103,280	4,848,051
Babcock International Group PLC	529,980	7,833,251
Balfour Beatty PLC	1,021,635	10,968,708
Baltic Classifieds Group PLC	896,350	2,167,574
Bellway PLC	235,830	6,100,255
Big Yellow Group PLC	391,204	4,421,609
Bodycote PLC	348,217	3,801,972
Breedon Group PLC	573,871	2,192,240
Bridgepoint Group PLC	1,087,340	3,957,337
Bytes Technology Group PLC	469,147	2,330,978
SECURITY	NUMBER OF SHARES	VALUE ($)
C&C Group PLC	756,631	1,011,742
Canal & SA *	1,429,400	4,913,239
Chemring Group PLC	563,678	4,171,357
Clarkson PLC	58,468	3,653,723
Close Brothers Group PLC *	323,155	2,007,231
CMC Markets PLC	209,395	1,045,751
Coats Group PLC	3,900,232	4,295,230
Computacenter PLC	117,088	7,026,539
Cranswick PLC	109,516	8,104,456
Crest Nicholson Holdings PLC	502,785	485,254
Currys PLC	2,134,120	4,326,539
Derwent London PLC	234,658	5,623,945
Domino's Pizza Group PLC	769,920	1,932,410
Dr. Martens PLC	1,123,888	1,121,060
Drax Group PLC	705,672	7,528,835
Dunelm Group PLC	259,916	2,734,512
easyJet PLC	764,873	4,103,424
Elementis PLC	1,175,586	2,433,994
Energean PLC	272,313	2,872,279
Firstgroup PLC	1,112,998	2,568,456
Frasers Group PLC *	212,604	2,210,962
Future PLC	193,400	856,639
Games Workshop Group PLC	69,041	18,482,481
Genuit Group PLC	533,409	1,876,613
Genus PLC	138,816	4,356,086
Goodwin plc	5,094	1,034,089
Grafton Group PLC, CDI	358,341	4,009,598
Grainger PLC	1,541,584	3,285,285
Great Portland Estates PLC	799,052	3,364,806
Greencore Group PLC	1,329,011	3,636,625
Greggs PLC (a)	205,116	4,744,504
Hammerson PLC	1,054,114	4,899,241
Harbour Energy PLC	1,317,279	4,655,694
Hays PLC	3,239,663	1,441,079
Helios Towers PLC *	1,778,260	5,623,377
Hikma Pharmaceuticals PLC	320,279	6,372,191
Hill & Smith PLC	164,682	6,148,934
Hilton Food Group PLC	155,795	1,080,470
Hochschild Mining PLC	664,672	5,514,541
Ibstock PLC	800,714	1,121,416
IG Group Holdings PLC	679,404	16,438,663
Inchcape PLC	638,007	7,271,316
IntegraFin Holdings PLC	501,252	2,287,119
International Workplace Group PLC	1,534,715	3,914,018
Investec PLC	1,235,618	10,867,726
IP Group PLC *	1,757,259	1,636,770
Ithaca Energy PLC	485,457	1,444,853
ITV PLC	7,508,001	8,318,980
J D Wetherspoon PLC	135,472	1,160,484
Johnson Matthey PLC	332,059	9,489,101
JTC PLC	333,976	5,933,414
Jupiter Fund Management PLC	868,976	1,892,880
Kainos Group PLC	169,671	1,993,191
Keller Group PLC	140,928	4,498,347
Lancashire Holdings Ltd.	513,142	4,181,266
Lion Finance Group PLC	70,646	10,579,754
LondonMetric Property PLC	4,673,398	11,950,169
Man Group PLC	2,393,906	8,867,430
Marshalls PLC	500,155	950,600
Mitchells & Butlers PLC *	521,726	1,652,663
Mitie Group PLC	2,511,448	6,046,159
Molten Ventures PLC *	292,494	2,322,235
MONY Group PLC	981,104	2,343,434
Moonpig Group PLC	599,874	1,757,897
Morgan Advanced Materials PLC	559,011	1,733,094
Morgan Sindall Group PLC	90,313	5,529,315
NCC Group PLC	529,565	1,017,918
Ninety One PLC	526,992	1,576,997
Ocado Group PLC *	1,217,664	3,660,212

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
OSB Group PLC	737,279	5,133,058
Oxford Instruments PLC	108,918	4,812,631
Oxford Nanopore Technologies PLC *	890,107	1,718,143
Pagegroup PLC	637,090	1,047,694
Pan African Resources PLC	4,185,991	7,769,735
Paragon Banking Group PLC	393,762	4,068,365
Pennon Group PLC	991,067	6,893,292
Pets at Home Group PLC	871,036	2,256,646
Picton Property Income Ltd.	1,100,435	1,088,766
Playtech PLC *	436,667	2,064,828
Plus500 Ltd.	141,370	8,445,609
Premier Foods PLC	1,361,145	3,702,538
Primary Health Properties PLC	5,224,614	6,609,406
QinetiQ Group PLC	964,112	6,543,361
Quilter PLC	2,775,467	7,257,913
Rank Group PLC	427,491	568,169
Raspberry PI Holdings PLC *(a)	141,085	1,549,931
Rathbones Group PLC	115,613	3,085,644
Renishaw PLC	72,208	5,158,639
RHI Magnesita NV	35,453	1,426,498
Rotork PLC	1,722,975	7,120,739
RS Group PLC	984,915	8,855,203
Safestore Holdings PLC	451,997	3,911,511
Savills PLC	273,425	3,066,447
Senior PLC	841,272	3,260,230
Serco Group PLC	2,064,477	7,346,626
Shaftesbury Capital PLC	3,033,220	5,544,183
Sirius Real Estate Ltd.	3,050,382	4,041,864
Softcat PLC	268,330	6,282,652
Spire Healthcare Group PLC	538,462	1,604,063
SSP Group PLC	1,657,597	3,755,957
Supermarket Income REIT PLC	2,675,689	3,007,985
Tate & Lyle PLC	765,487	5,210,785
TBC Bank Group PLC	94,293	5,722,145
Telecom Plus PLC	148,167	2,005,207
THG PLC *	1,570,949	708,960
TP ICAP Group PLC	1,554,104	6,401,878
Trainline PLC *	835,712	2,478,297
Travis Perkins PLC	436,275	3,140,332
Tritax Big Box REIT PLC	5,097,088	10,354,028
Trustpilot Group PLC *	749,330	2,416,063
UNITE Group PLC	985,978	6,864,541
Vesuvius PLC	385,980	2,415,149
Victrex PLC	176,053	1,518,789
Vistry Group PLC *	678,803	2,552,830
Volution Group PLC	399,832	3,309,176
Watches of Switzerland Group PLC *	470,024	4,574,369
WH Smith PLC	255,631	1,705,661
Wickes Group PLC	448,589	1,072,695
Workspace Group PLC	266,464	1,259,286
WPP PLC	2,244,246	8,521,798
Zigup PLC	437,044	2,762,943
		587,059,704
Total Common Stocks (Cost $4,290,114,182)		5,555,329,573

PREFERRED STOCKS 0.2% OF NET ASSETS

Germany 0.1%
Draegerwerk AG & Co. KGaA	18,431	1,974,439
KSB SE & Co. KGaA	1,508	1,525,712
Sixt SE	35,811	2,653,642
		6,153,793

SECURITY	NUMBER OF SHARES	VALUE ($)
Italy 0.1%
Danieli & C Officine Meccaniche SpA - RSP	75,486	4,404,418

Republic of Korea 0.0%
Daishin Securities Co. Ltd. *	42,775	587,553

Sweden 0.0%
Corem Property Group AB	22,499	579,943
Total Preferred Stocks (Cost $7,367,961)		11,725,707

RIGHTS 0.0% OF NET ASSETS

Spain 0.0%
Almirall S.A.
06/03/26 *	154,572	31,368

Sweden 0.0%
Electrolux AB
06/16/26, strike SEK 16.75 *(b)	923,862	1,235,718

United Kingdom 0.0%
Greencore Group PLC
CVR *(b)	357,409	4,336
Total Rights (Cost $1,737,094)		1,271,422

WARRANTS 0.0% OF NET ASSETS

Australia 0.0%
Opthea Ltd.
expires 06/30/26 *(b)	332,101	32,497

Italy 0.0%
Webuild SpA
expires 08/02/30 *(a)(b)	41,766	120,482
Total Warrants (Cost $0)		152,979

SHORT-TERM INVESTMENTS 4.1% OF NET ASSETS

Money Market Funds 4.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (c)	6,071,633	6,071,633
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (c)(d)	222,082,901	222,082,901
		228,154,534
Total Short-Term Investments (Cost $228,154,534)		228,154,534
Total Investments in Securities (Cost $4,527,373,771)		5,796,634,215

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/19/26	266	41,380,290	748,363

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair valued using significant unobservable inputs.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $211,305,787.

CDI —	CHESS Depositary Interest
CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

SEK —	Swedish Krona

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$4,675,762,355	$—	$—	$4,675,762,355
Australia	360,450,940	—	870,051 *	361,320,991
Hong Kong	55,074,481	—	0 *	55,074,481
Republic of Korea	405,083,567	—	320,060	405,403,627
Singapore	57,768,119	—	0 *	57,768,119
Preferred Stocks[1]	11,725,707	—	—	11,725,707
Rights	31,368	—	—	31,368
Sweden	—	—	1,235,718	1,235,718
United Kingdom	—	—	4,336	4,336
Warrants
Australia	—	—	32,497	32,497
Italy	—	—	120,482	120,482
Short-Term Investments[1]	228,154,534	—	—	228,154,534
Futures Contracts[2]	748,363	—	—	748,363
Total	$5,794,799,434	$—	$2,583,144	$5,797,382,578

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Emerging Markets Equity ETF

Portfolio Holdings as of May 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.1% OF NET ASSETS

Brazil 3.1%
Allos SA	452,903	2,525,878
Alupar Investimento SA	172,508	1,110,788
Ambev SA	5,201,693	16,782,972
Auren Energia SA *	384,095	939,317
Axia Energia SA	1,368,922	14,189,352
B3 SA - Brasil Bolsa Balcao	6,208,424	20,252,065
Banco Bradesco SA	1,823,733	5,588,522
Banco BTG Pactual SA	1,432,683	15,224,133
Banco do Brasil SA	2,034,936	8,166,779
Banco Santander Brasil SA	494,244	2,653,843
BB Seguridade Participacoes SA	747,109	5,228,670
Brava Energia	526,962	2,109,640
Caixa Seguridade Participacoes SA	598,688	2,096,154
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,823,780	15,603,308
Cia de Saneamento de Minas Gerais Copasa MG	213,092	2,220,568
Cia De Saneamento do Parana Sanepar	191,284	1,434,762
Cia Energetica de Minas Gerais	180,591	571,599
Cia Paranaense de Energia - Copel	2,203,776	6,343,557
Cia Siderurgica Nacional SA *	760,208	1,008,461
Cosan SA *	2,284,104	1,715,945
CPFL Energia SA	245,625	2,107,008
CSN Mineracao SA	671,048	618,221
Embraer SA	805,529	11,685,920
Energisa SA	472,790	4,486,560
Eneva SA *	1,111,999	5,634,521
Engie Brasil Energia SA	435,639	2,850,747
Equatorial SA	1,233,686	9,402,277
GPS Participacoes e Empreendimentos SA	585,868	1,414,228
Grupo Mateus SA	521,432	440,179
Hypera SA	412,680	1,787,557
Itau Unibanco Holding SA	647,015	5,124,238
Klabin SA	993,596	3,274,533
Localiza Rent a Car SA	1,052,993	8,747,532
Lojas Renner SA	1,195,657	3,522,061
M Dias Branco SA	163,619	627,214
MBRF Global Foods Co. SA	757,672	2,398,151
Motiva Infraestrutura de Mobilidade SA	1,440,811	4,019,185
Multiplan Empreendimentos Imobiliarios SA	431,762	2,542,839
Natura Cosmeticos SA *	1,163,845	2,289,403
Petroleo Brasileiro SA - Petrobras	4,414,176	40,780,207
Porto Seguro SA	216,022	2,063,189
PRIO SA *	955,859	11,763,517
Raia Drogasil SA	1,575,095	5,819,961
Rede D'Or Sao Luiz SA	1,166,068	7,842,638
Rumo SA	1,500,174	4,069,113
Sendas Distribuidora SA	1,667,308	2,884,217
Smartfit Escola de Ginastica e Danca SA	702,662	2,574,103
Suzano SA	823,076	6,819,642
Telefonica Brasil SA	902,444	6,033,897
TIM SA	922,387	3,993,570
SECURITY	NUMBER OF SHARES	VALUE ($)
TOTVS SA	620,707	4,058,120
Transmissora Alianca de Energia Eletrica SA	276,442	2,140,182
Ultrapar Participacoes SA	766,287	3,919,150
Vale SA	4,264,263	69,820,541
Vibra Energia SA	1,313,663	7,726,360
WEG SA	1,749,762	15,255,329
		396,302,423

Chile 0.5%
Aguas Andinas SA, Class A	4,300,775	1,618,931
Banco de Chile	52,582,363	9,906,184
Banco de Credito e Inversiones SA	90,426	6,101,694
Banco Itau Chile SA	76,906	1,555,498
Banco Santander Chile	77,317,199	6,081,504
Cencosud SA	1,589,117	3,748,048
Cencosud Shopping SA	668,501	1,823,844
Cia Cervecerias Unidas SA	120,514	724,483
Cia Sud Americana de Vapores SA	16,633,548	831,542
Colbun SA	9,801,818	1,471,465
Empresas CMPC SA	1,270,359	1,521,670
Empresas Copec SA	445,704	3,166,898
Enel Americas SA	26,141,657	2,291,208
Enel Chile SA	30,906,072	2,684,480
Falabella SA	974,438	6,241,168
Latam Airlines Group SA	373,834,578	10,123,562
Parque Arauco SA	754,502	3,306,449
Plaza SA	843,561	3,677,774
Quinenco SA	385,626	1,689,926
		68,566,328

China 27.3%
360 Security Technology, Inc., A Shares	556,800	831,727
37 Interactive Entertainment Network Technology Group Co. Ltd., A Shares	208,800	592,914
3peak, Inc., A Shares *	10,330	472,099
3SBio, Inc. *	2,189,751	5,168,856
Accelink Technologies Co. Ltd., A Shares	72,700	2,192,897
ACM Research Shanghai, Inc., A Shares	24,254	821,590
Addsino Co. Ltd., A Shares *	127,600	383,095
Advanced Micro-Fabrication Equipment, Inc. China, A Shares	79,178	3,485,895
AECC Aero-Engine Control Co. Ltd., A Shares	113,300	320,724
AECC Aviation Power Co. Ltd., A Shares	207,500	1,274,194
Agricultural Bank of China Ltd., A Shares	7,286,700	6,810,957
Agricultural Bank of China Ltd., H Shares	36,535,887	26,898,215
Aier Eye Hospital Group Co. Ltd., A Shares	785,944	1,060,099
AIMA Technology Group Co. Ltd., A Shares	34,100	108,683

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Air China Cargo Co., Ltd., A Shares *	281,400	214,750
Air China Ltd., A Shares *	1,040,500	1,047,971
Air China Ltd., H Shares *	1,862,282	1,152,432
Aisino Corp., A Shares	229,700	250,713
Akeso, Inc. *	828,832	12,489,481
Alibaba Group Holding Ltd.	21,248,163	327,774,888
Alibaba Health Information Technology Ltd. *	6,847,664	3,171,590
All Winner Technology Co. Ltd., A Shares	85,644	438,768
Alpha Group, A Shares *	162,500	182,413
Aluminum Corp. of China Ltd., A Shares	1,140,100	1,925,614
Aluminum Corp. of China Ltd., H Shares	4,523,219	6,290,745
Amlogic Shanghai Co. Ltd., A Shares	40,017	626,759
An Hui Wenergy Co. Ltd., A Shares	148,100	214,655
Angang Steel Co. Ltd., H Shares *	1,904,832	306,235
Angel Yeast Co. Ltd., A Shares	93,800	507,743
Angelalign Technology, Inc. (a)	92,651	831,653
Anhui Anke Biotechnology Group Co. Ltd., A Shares	148,500	182,730
Anhui Conch Cement Co. Ltd., A Shares	369,200	1,100,264
Anhui Conch Cement Co. Ltd., H Shares	1,409,573	3,422,586
Anhui Expressway Co. Ltd., H Shares	640,111	1,323,934
Anhui Gujing Distillery Co. Ltd., A Shares	112,704	1,550,681
Anhui Jianghuai Automobile Group Corp. Ltd., A Shares *	179,400	982,243
Anhui Kouzi Distillery Co. Ltd., A Shares	21,100	69,496
Anhui Xinhua Media Co. Ltd., A Shares	178,100	149,614
Anhui Yingjia Distillery Co. Ltd., A Shares	30,900	168,862
Anhui Zhongding Sealing Parts Co. Ltd., A Shares	113,200	354,428
Anjoy Foods Group Co. Ltd., A Shares	30,300	446,560
Anker Innovations Technology Co. Ltd., A Shares	47,000	873,901
ANTA Sports Products Ltd.	1,491,528	14,425,425
Apeloa Pharmaceutical Co. Ltd., A Shares	120,600	296,263
APT Medical, Inc., A Shares	11,591	352,438
Asia - Potash International Investment Guangzhou Co., Ltd., A Shares *	77,500	507,768
ASR Microelectronics Co. Ltd., A Shares *	34,590	544,215
Asymchem Laboratories Tianjin Co. Ltd., A Shares	37,980	659,564
Autel Intelligent Technology Corp. Ltd., A Shares	47,966	215,020
Autobio Diagnostics Co. Ltd., A Shares *	67,600	335,128
Autohome, Inc., ADR	77,250	1,348,785
Avary Holding Shenzhen Co. Ltd., A Shares	202,500	3,144,965
AVIC Chengdu UAS Co. Ltd., A Shares	55,557	364,823
AviChina Industry & Technology Co. Ltd., H Shares (a)	3,065,014	1,224,066
Avicopter PLC, A Shares *	57,300	232,202
SECURITY	NUMBER OF SHARES	VALUE ($)
BAIC BluePark New Energy Technology Co. Ltd., A Shares *	460,200	415,861
BAIC Foton Motor Co. Ltd., A Shares *	477,400	206,876
BAIC Motor Corp. Ltd., H Shares *	2,982,782	460,506
Baidu, Inc., A Shares *	2,547,157	42,250,033
Baimtec Material Co., Ltd., A Shares *	26,137	200,856
Baiyin Nonferrous Group Co. Ltd., A Shares	700,700	649,770
Bank of Beijing Co. Ltd., A Shares	1,776,000	1,336,968
Bank of Changsha Co. Ltd., A Shares	371,700	522,247
Bank of Chengdu Co. Ltd., A Shares	338,400	930,901
Bank of China Ltd., A Shares	4,318,200	3,742,489
Bank of China Ltd., H Shares	81,397,751	54,110,073
Bank of Communications Co. Ltd., A Shares	4,435,900	4,369,343
Bank of Communications Co. Ltd., H Shares	8,798,599	8,195,291
Bank of Guiyang Co. Ltd., A Shares	406,500	356,513
Bank of Hangzhou Co. Ltd., A Shares	562,800	1,332,618
Bank of Jiangsu Co. Ltd., A Shares	1,631,200	2,723,713
Bank of Nanjing Co. Ltd., A Shares	989,700	1,577,911
Bank of Ningbo Co. Ltd., A Shares	569,060	2,611,560
Bank of Qingdao Co. Ltd., A Shares	187,600	155,098
Bank of Shanghai Co. Ltd., A Shares	1,153,270	1,540,206
Bank of Suzhou Co. Ltd., A Shares	346,200	417,297
Bank of Xi'an Co. Ltd., A Shares	749,600	389,132
Bank of Zhengzhou Co. Ltd., A Shares	1,604,987	420,151
Baoshan Iron & Steel Co. Ltd., A Shares	1,882,032	1,678,435
BBMG Jidong Cement Group Co. Ltd., A Shares	287,800	169,834
Beijing Capital Eco-Environment Protection Group Co. Ltd., A Shares	697,700	325,042
Beijing Capital International Airport Co. Ltd., H Shares *	2,451,968	534,982
Beijing Compass Technology Development Co. Ltd., A Shares	51,800	703,670
Beijing Dabeinong Technology Group Co. Ltd., A Shares	395,800	196,101
Beijing Easpring Material Technology Co. Ltd., A Shares	49,000	402,569
Beijing Enlight Media Co. Ltd., A Shares	270,800	510,645
Beijing Enterprises Holdings Ltd.	612,842	2,409,957
Beijing Enterprises Water Group Ltd.	5,434,094	1,885,923
Beijing Jetsen Technology Co. Ltd., A Shares	319,000	269,393
Beijing Jingneng Clean Energy Co. Ltd., H Shares	2,264,738	629,945
Beijing Jingneng Power Co. Ltd., A Shares	727,700	1,009,521
Beijing Kingsoft Office Software, Inc., A Shares	39,574	1,395,913
Beijing New Building Materials PLC, A Shares	164,100	555,782
Beijing Originwater Technology Co. Ltd., A Shares *	349,777	182,093
Beijing Roborock Technology Co. Ltd., A Shares	22,461	340,630
Beijing Shiji Information Technology Co. Ltd., A Shares	252,980	307,926
Beijing Shougang Co. Ltd., A Shares	284,600	151,951

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Beijing Shunxin Agriculture Co. Ltd., A Shares	70,600	120,078
Beijing Sinnet Technology Co. Ltd., A Shares	130,100	262,838
Beijing Tiantan Biological Products Corp. Ltd., A Shares	163,920	328,497
Beijing Tong Ren Tang Co. Ltd., A Shares	138,600	525,788
Beijing Tricolor Technology Co., Ltd., A Shares	10,900	180,569
Beijing Ultrapower Software Co. Ltd., A Shares	204,800	239,286
Beijing United Information Technology Co. Ltd., A Shares	71,905	249,912
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., A Shares *	78,250	401,119
Beijing Yandong Microelectronic Co., Ltd., A Shares *	140,581	1,502,605
Beijing Yanjing Brewery Co. Ltd., A Shares	313,000	591,147
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., A Shares	18,400	188,478
Beijing Zhong Ke San Huan High-Tech Co. Ltd., A Shares *	117,530	194,335
Beijing-Shanghai High Speed Railway Co. Ltd., A Shares	3,667,200	2,722,692
BeOne Medicines Ltd., Class A *	20,805	750,481
BeOne Medicines Ltd., Class H *	958,776	21,628,550
Bestechnic Shanghai Co. Ltd., A Shares	12,684	312,736
Bethel Automotive Safety Systems Co. Ltd., A Shares	81,015	384,499
Betta Pharmaceuticals Co. Ltd., A Shares	40,000	311,649
BGI Genomics Co. Ltd., A Shares *	28,700	156,161
Bilibili, Inc., Z Shares *	342,110	5,949,625
Biwin Storage Technology Co., Ltd., A Shares *	33,396	1,616,938
Bloomage Biotechnology Corp. Ltd., A Shares	34,275	186,444
Blue Moon Group Holdings Ltd. *(a)	2,010,093	828,413
Bluefocus Intelligent Communications Group Co. Ltd., A Shares	278,140	686,974
Bluestar Adisseo Co., A Shares	112,900	183,674
BOC International China Co. Ltd., A Shares	207,000	349,008
BOE Technology Group Co. Ltd., A Shares	3,295,400	2,490,515
BOE Technology Group Co. Ltd., B Shares	1,133,350	611,691
Bosideng International Holdings Ltd.	4,883,593	2,648,234
Bright Dairy & Food Co. Ltd., A Shares	43,000	44,199
Brilliance China Automotive Holdings Ltd.	3,535,034	1,181,743
BTG Hotels Group Co. Ltd., A Shares	102,500	200,105
Business-intelligence of Oriental Nations Corp. Ltd., A Shares *	157,600	382,494
BYD Co. Ltd., A Shares	452,800	6,440,971
BYD Co. Ltd., H Shares	4,376,796	50,986,485
BYD Electronic International Co. Ltd.	913,724	3,401,953
By-health Co. Ltd., A Shares	78,200	112,996
C&D International Investment Group Ltd. (a)	1,173,410	2,362,570
C&S Paper Co. Ltd., A Shares	151,300	162,232
Caida Securities Co. Ltd., A Shares	256,100	252,636
SECURITY	NUMBER OF SHARES	VALUE ($)
Caitong Securities Co. Ltd., A Shares	478,560	555,605
CALB Group Co., Ltd., H Shares *	317,700	1,184,474
Cambricon Technologies Corp. Ltd., A Shares	51,951	10,065,269
Camel Group Co. Ltd., A Shares	173,400	222,602
Canmax Technologies Co. Ltd., A Shares *	73,320	907,845
CanSino Biologics, Inc., H Shares *(a)	136,600	450,023
Capital Securities Co. Ltd., A Shares	94,900	204,356
Cathay Biotech, Inc., A Shares	71,206	423,564
CCOOP Group Co. Ltd., A Shares *	1,542,700	397,000
CECEP Solar Energy Co. Ltd., A Shares	345,700	310,347
CECEP Wind-Power Corp., A Shares	626,420	466,935
Central China Securities Co. Ltd., H Shares	785,450	173,377
CETC Cyberspace Security Technology Co. Ltd., A Shares	87,900	183,952
CGN Power Co. Ltd., A Shares	1,442,900	977,376
CGN Power Co. Ltd., H Shares	13,019,547	5,149,743
Changchun High-Tech Industry Group Co. Ltd., A Shares	41,300	449,377
Changjiang Securities Co. Ltd., A Shares	518,700	623,687
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., A Shares	26,400	495,870
Chaozhou Three-Circle Group Co. Ltd., A Shares	176,408	3,359,904
Chengdu Kanghong Pharmaceutical Group Co. Ltd., A Shares	79,100	245,672
Chengdu Xingrong Environment Co. Ltd., A Shares	283,400	293,818
Chengtun Mining Group Co., Ltd., A Shares	559,000	1,008,630
Chengxin Lithium Group Co. Ltd., A Shares *	81,300	546,493
Chifeng Jilong Gold Mining Group Ltd., A Shares	145,100	716,117
Chifeng Jilong Gold Mining Group Ltd., H Shares	259,427	1,014,881
China Baoan Group Co. Ltd., A Shares	261,200	285,868
China Bohai Bank Co. Ltd., H Shares *	4,034,995	411,871
China Cinda Asset Management Co. Ltd., H Shares (a)	13,721,323	1,838,287
China CITIC Bank Corp. Ltd., A Shares	1,124,700	1,234,243
China CITIC Bank Corp. Ltd., H Shares	10,795,437	10,041,434
China CITIC Financial Asset Management Co. Ltd., H Shares *(a)	21,579,968	1,817,284
China Coal Energy Co. Ltd., A Shares	364,400	845,054
China Coal Energy Co. Ltd., H Shares	2,732,534	4,406,976
China Communications Services Corp. Ltd., H Shares	3,201,760	1,687,201
China Conch Venture Holdings Ltd.	1,544,526	2,092,896
China Construction Bank Corp., A Shares	1,735,700	2,556,785
China Construction Bank Corp., H Shares	103,546,311	112,168,344
China CSSC Holdings Ltd., A Shares	617,000	3,411,023
China Eastern Airlines Corp. Ltd., A Shares *	1,257,900	816,716

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
China Eastern Airlines Corp. Ltd., H Shares *	2,218,714	1,075,754
China Energy Engineering Corp. Ltd., A Shares	2,946,508	1,259,406
China Energy Engineering Corp. Ltd., H Shares (a)	5,917,027	943,717
China Enterprise Co. Ltd., A Shares *	459,200	165,032
China Everbright Bank Co. Ltd., A Shares	4,012,100	1,839,474
China Everbright Bank Co. Ltd., H Shares	3,551,585	1,382,134
China Everbright Environment Group Ltd.	4,012,032	2,728,473
China Everbright Ltd.	965,195	749,998
China Feihe Ltd.	4,672,962	1,824,491
China Film Group Co. Ltd., A Shares	162,200	347,360
China Galaxy Securities Co. Ltd., A Shares	559,100	1,015,425
China Galaxy Securities Co. Ltd., H Shares	4,850,924	4,803,018
China Gas Holdings Ltd.	3,314,196	2,930,484
China Gold International Resources Corp. Ltd.	310,800	5,956,332
China Great Wall Securities Co. Ltd., A Shares	279,900	351,870
China Greatwall Technology Group Co. Ltd., A Shares *	301,900	794,773
China Hongqiao Group Ltd.	3,792,850	13,560,065
China International Capital Corp. Ltd., A Shares	308,800	1,543,212
China International Capital Corp. Ltd., H Shares	1,996,334	4,997,585
China International Marine Containers Group Co. Ltd., H Shares *	833,684	1,045,642
China Jinmao Holdings Group Ltd.	8,694,137	1,930,206
China Jushi Co. Ltd., A Shares	377,077	2,347,861
China Lesso Group Holdings Ltd.	1,218,973	718,562
China Life Insurance Co. Ltd., H Shares	8,833,990	32,552,330
China Literature Ltd. *(a)	509,669	1,500,901
China Longyuan Power Group Corp. Ltd., H Shares	3,916,066	3,382,725
China Medical System Holdings Ltd.	1,452,378	1,960,620
China Meheco Group Co. Ltd., A Shares	150,240	219,979
China Mengniu Dairy Co. Ltd.	3,475,816	7,521,607
China Merchants Bank Co. Ltd., A Shares	1,726,200	9,703,963
China Merchants Bank Co. Ltd., H Shares	4,523,970	27,187,458
China Merchants Energy Shipping Co. Ltd., A Shares	665,700	1,561,500
China Merchants Expressway Network & Technology Holdings Co. Ltd., A Shares	515,600	765,609
China Merchants Port Group Co. Ltd., A Shares	74,200	244,720
China Merchants Port Holdings Co. Ltd.	1,354,933	2,660,630
China Merchants Securities Co. Ltd., A Shares	667,980	1,678,483
China Merchants Securities Co. Ltd., H Shares	533,816	997,150
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A Shares	703,000	917,031
SECURITY	NUMBER OF SHARES	VALUE ($)
China Minsheng Banking Corp. Ltd., A Shares	3,075,100	1,614,536
China Minsheng Banking Corp. Ltd., H Shares	8,255,055	3,539,054
China National Building Material Co. Ltd., H Shares	4,140,568	2,805,320
China National Chemical Engineering Co. Ltd., A Shares	574,600	656,059
China National Medicines Corp. Ltd., A Shares	46,400	189,197
China National Nuclear Power Co. Ltd., A Shares	1,729,700	2,312,594
China National Software & Service Co. Ltd., A Shares *	80,470	430,351
China Nonferrous Mining Corp., Ltd.	1,463,000	2,529,366
China Northern Rare Earth Group High-Tech Co. Ltd., A Shares	308,600	2,219,070
China Oilfield Services Ltd., A Shares	158,229	304,923
China Oilfield Services Ltd., H Shares	2,209,705	2,227,355
China Overseas Land & Investment Ltd.	4,376,374	8,722,148
China Pacific Insurance Group Co. Ltd., A Shares	592,300	2,818,954
China Pacific Insurance Group Co. Ltd., H Shares	3,051,346	12,232,793
China Petroleum & Chemical Corp., A Shares	2,740,700	1,965,909
China Petroleum & Chemical Corp., H Shares	26,873,832	14,812,942
China Power International Development Ltd.	4,492,802	2,132,496
China Railway Group Ltd., A Shares	1,841,200	1,298,911
China Railway Group Ltd., H Shares	4,708,266	2,108,609
China Railway Hi-tech Industry Co. Ltd., A Shares	193,200	212,589
China Railway Signal & Communication Corp. Ltd., A Shares	515,606	366,032
China Railway Signal & Communication Corp. Ltd., H Shares	1,850,549	793,356
China Rare Earth Nonferrous Metals Co. Ltd., A Shares	24,300	299,696
China Rare Earth Resources & Technology Co. Ltd., A Shares *	93,300	673,382
China Reinsurance Group Corp., H Shares	8,161,727	1,239,245
China Resources Beer Holdings Co. Ltd.	1,896,199	5,855,005
China Resources Boya Bio-pharmaceutical Group Co. Ltd., A Shares	58,000	141,452
China Resources Building Materials Technology Holdings Ltd.	2,847,563	454,163
China Resources Double Crane Pharmaceutical Co. Ltd., A Shares	108,140	267,733
China Resources Gas Group Ltd.	1,080,508	2,535,349
China Resources Land Ltd.	3,428,017	15,448,690
China Resources Microelectronics Ltd., A Shares	93,908	890,129
China Resources Mixc Lifestyle Services Ltd.	763,584	4,053,014
China Resources Pharmaceutical Group Ltd.	2,164,807	1,289,924
China Resources Power Holdings Co. Ltd.	2,389,725	6,482,450

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., A Shares	127,855	462,335
China Ruyi Holdings Ltd. *(a)	12,630,074	2,191,658
China Shenhua Energy Co. Ltd., A Shares	557,670	3,869,862
China Shenhua Energy Co. Ltd., H Shares	3,994,492	22,975,949
China South Publishing & Media Group Co. Ltd., A Shares	175,200	282,177
China Southern Airlines Co. Ltd., A Shares *	1,067,200	866,519
China Southern Airlines Co. Ltd., H Shares *	1,933,663	962,218
China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., A Shares	262,500	290,396
China Southern Power Grid Energy Storage Co. Ltd., A Shares	143,300	331,045
China Southern Power Grid Technology Co., Ltd., A Shares	25,782	231,149
China State Construction Engineering Corp. Ltd., A Shares	3,358,100	2,398,838
China State Construction International Holdings Ltd.	2,002,620	2,235,808
China Suntien Green Energy Corp. Ltd., H Shares	2,554,965	1,121,428
China Taiping Insurance Holdings Co. Ltd.	1,658,023	4,203,552
China Three Gorges Renewables Group Co. Ltd., A Shares	2,315,900	1,428,289
China Tourism Group Duty Free Corp. Ltd., A Shares	162,100	1,428,380
China Tourism Group Duty Free Corp. Ltd., H Shares (a)	139,564	996,326
China Tower Corp. Ltd., H Shares	5,570,567	7,050,811
China Traditional Chinese Medicine Holdings Co. Ltd.	3,932,796	782,806
China TransInfo Technology Co. Ltd., A Shares	156,500	185,399
China Tungsten And Hightech Materials Co., Ltd., A Shares	181,500	1,825,348
China United Network Communications Ltd., A Shares	2,633,700	1,694,399
China Vanke Co. Ltd., A Shares *	845,500	443,917
China Vanke Co. Ltd., H Shares *(a)	2,468,438	853,531
China World Trade Center Co. Ltd., A Shares	64,000	202,939
China XD Electric Co. Ltd., A Shares	447,000	1,095,444
China Yangtze Power Co. Ltd., A Shares	2,066,700	8,482,045
China Zhenhua Group Science & Technology Co. Ltd., A Shares	51,400	391,423
China Zheshang Bank Co. Ltd., A Shares	2,127,790	944,083
China Zheshang Bank Co. Ltd., H Shares	2,960,169	914,029
Chinalin Securities Co. Ltd., A Shares *	124,200	267,818
Chinese Universe Publishing & Media Group Co. Ltd., A Shares	121,000	136,364
Chongqing Afari Technology Co. Ltd., A Shares *	414,300	661,145
Chongqing Brewery Co. Ltd., A Shares	45,800	358,464
Chongqing Changan Automobile Co. Ltd., A Shares	696,464	815,801
SECURITY	NUMBER OF SHARES	VALUE ($)
Chongqing Changan Automobile Co. Ltd., B Shares	1,983,198	852,754
Chongqing Chongbai Technology Group Co. Ltd., A shares	53,000	157,163
Chongqing Fuling Zhacai Group Co. Ltd., A Shares	110,760	192,150
Chongqing Rural Commercial Bank Co. Ltd., A Shares	561,300	551,218
Chongqing Rural Commercial Bank Co. Ltd., H Shares	2,823,083	2,290,914
Chongqing Taiji Industry Group Co. Ltd., A Shares *	44,900	95,160
Chongqing Water Group Co. Ltd., A Shares	50,100	32,010
Chongqing Zhifei Biological Products Co. Ltd., A Shares *	206,100	414,245
CICT Mobile Communication Technology Co., Ltd., A Shares *	115,564	275,858
CIG Shanghai Co., Ltd., A Shares	15,200	466,918
Cinda Securities Co. Ltd., A Shares	161,100	409,812
CITIC Heavy Industries Co., Ltd., A Shares	245,400	201,795
CITIC Ltd.	5,623,523	9,442,617
CITIC Metal Co., Ltd., A Shares *	124,700	242,707
Citic Pacific Special Steel Group Co. Ltd., A Shares	217,010	453,826
CITIC Securities Co. Ltd., A Shares	1,037,880	3,998,665
CITIC Securities Co. Ltd., H Shares	1,893,112	6,289,922
CMOC Group Ltd., A Shares	1,461,100	3,999,876
CMOC Group Ltd., H Shares	4,333,954	10,091,952
CNGR Advanced Material Co. Ltd., A Shares	57,380	444,345
CNOOC Energy Technology & Services Ltd., A Shares	653,600	378,929
CNPC Capital Co. Ltd., A Shares	686,500	791,946
COFCO Sugar Holding Co. Ltd., A Shares	222,800	425,075
Contemporary Amperex Technology Co. Ltd., A Shares	364,600	22,863,498
Contemporary Amperex Technology Co. Ltd., H Shares	249,276	23,679,534
COSCO SHIPPING Development Co. Ltd., A Shares	1,174,000	437,551
COSCO SHIPPING Development Co. Ltd., H Shares	3,935,403	492,089
COSCO SHIPPING Energy Transportation Co. Ltd., A Shares	320,100	922,221
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares (a)	1,565,269	3,193,489
COSCO SHIPPING Holdings Co. Ltd., A Shares	1,098,221	2,296,674
COSCO SHIPPING Holdings Co. Ltd., H Shares (a)	2,963,281	5,357,605
COSCO SHIPPING Ports Ltd.	1,554,261	987,600
Country Garden Services Holdings Co. Ltd.	2,544,551	1,889,566
CRRC Corp. Ltd., A Shares	2,085,100	1,779,356
CRRC Corp. Ltd., H Shares	4,722,894	3,127,545
CSC Financial Co. Ltd., A Shares	357,600	1,289,940
CSC Financial Co. Ltd., H Shares	974,811	1,411,706
CSG Holding Co. Ltd., A Shares	275,200	164,840
CSG Holding Co. Ltd., B Shares	795,985	136,094
CSI Solar Co. Ltd., A Shares	294,811	577,723
CSPC Innovation Pharmaceutical Co. Ltd., A Shares *	103,920	411,287
CSPC Pharmaceutical Group Ltd.	9,482,519	9,074,297

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CSSC Science & Technology Co. Ltd., A Shares	116,000	193,006
Daan Gene Co. Ltd., A Shares *	140,160	146,763
Damai Entertainment Holdings Ltd. *	14,333,040	1,060,704
Daqin Railway Co. Ltd., A Shares	1,591,300	1,221,461
Daqo New Energy Corp., ADR *	48,410	805,542
DaShenLin Pharmaceutical Group Co. Ltd., A Shares	89,400	218,163
Datang International Power Generation Co. Ltd, A Shares	379,400	484,249
Datang International Power Generation Co. Ltd., H Shares	4,455,726	1,790,841
Dazhong Mining Co., Ltd., A Shares	130,800	754,454
DHC Software Co. Ltd., A Shares	238,800	262,412
Dian Diagnostics Group Co. Ltd., A Shares	69,500	181,525
Digital China Information Service Group Co. Ltd., A Shares	111,000	209,804
Do-Fluoride New Materials Co. Ltd., A Shares	98,280	489,841
Dong-E-E-Jiao Co. Ltd., A Shares	58,500	432,513
Dongfang Electric Corp. Ltd., A Shares	268,900	1,401,082
Dongfang Electric Corp. Ltd., H Shares (a)	495,061	2,028,907
DongFeng Automobile Co. Ltd., A Shares	174,000	157,493
Dongguan Development Holdings Co. Ltd., A Shares	98,400	147,277
Dongguan Yiheda Automation Co. Ltd., A Shares	59,500	251,413
Dongxing Securities Co. Ltd., A Shares	284,900	563,357
Dosilicon Co., Ltd., A Shares *	26,000	546,652
Double Medical Technology, Inc., A Shares *	13,200	79,261
East Buy Holding Ltd. *	577,268	1,604,218
East Money Information Co. Ltd., A Shares	1,319,002	3,737,671
Eastern Air Logistics Co. Ltd., A Shares	146,200	356,124
Eastroc Beverage Group Co. Ltd., A Shares	57,720	1,215,958
Easyhome New Retail Group Co. Ltd., A Shares *	487,700	173,832
Ecovacs Robotics Co. Ltd., A Shares	51,200	444,648
Empyrean Technology Co. Ltd., A Shares *	38,000	643,501
ENN Energy Holdings Ltd.	898,250	6,292,128
ENN Natural Gas Co. Ltd., A Shares	247,475	715,547
Eoptolink Technology, Inc. Ltd., A Shares *	82,340	8,603,050
Eternal Asia Supply Chain Management Ltd., A Shares	304,800	277,236
Eve Energy Co. Ltd., A Shares	183,536	1,728,560
Everbright Securities Co. Ltd., A Shares	308,800	651,721
Everbright Securities Co. Ltd., H Shares	448,519	426,921
Everdisplay Optronics Shanghai Co. Ltd., A Shares *	667,263	231,913
EverProX Technologies Co., Ltd., A Shares	16,700	615,520
Eyebright Medical Technology Beijing Co. Ltd., A Shares	15,044	94,383
Fangda Carbon New Material Co. Ltd., A Shares	344,780	256,490
SECURITY	NUMBER OF SHARES	VALUE ($)
Far East Horizon Ltd.	2,789,214	2,736,757
Far East Smarter Energy Co., Ltd., A Shares *	128,300	457,303
Farasis Energy Gan Zhou Co. Ltd., A Shares *	93,274	179,473
FAW Jiefang Group Co. Ltd., A Shares	236,400	212,575
Fiberhome Telecommunication Technologies Co. Ltd., A Shares	98,800	758,230
Financial Street Holdings Co. Ltd., A Shares *	190,300	86,968
First Capital Securities Co. Ltd., A Shares	422,200	437,096
Flat Glass Group Co. Ltd., A Shares *	127,900	220,561
Flat Glass Group Co. Ltd., H Shares	574,382	607,552
Focus Media Information Technology Co. Ltd., A Shares	1,148,900	948,149
Foshan Haitian Flavouring & Food Co. Ltd., A Shares	412,104	2,189,290
Fosun International Ltd.	2,023,394	1,004,288
Founder Securities Co. Ltd., A Shares	689,300	702,405
Founder Technology Group Corp., A Shares *	284,500	565,091
Foxconn Industrial Internet Co. Ltd., A Shares	965,300	10,478,968
Fujian Funeng Co. Ltd., A Shares	144,620	245,759
Fujian Kuncai Material Technology Co. Ltd., A Shares *	35,980	170,656
Fujian Sunner Development Co. Ltd., A Shares	120,900	303,794
Full Truck Alliance Co. Ltd., ADR	885,314	7,808,470
Fushun Special Steel Co. Ltd., A Shares	131,200	93,140
Fuyao Glass Industry Group Co. Ltd., A Shares	178,300	1,388,649
Fuyao Glass Industry Group Co. Ltd., H Shares	721,033	5,115,145
GalaxyCore, Inc., A Shares	210,559	451,235
Gambol Pet Group Co. Ltd., A Shares	16,800	110,021
Gan & Lee Pharmaceuticals Co. Ltd., A Shares	48,600	375,779
Ganfeng Lithium Group Co. Ltd., A Shares	142,320	1,504,564
Ganfeng Lithium Group Co. Ltd., H Shares	574,254	4,693,006
G-bits Network Technology Xiamen Co. Ltd., A Shares	6,200	304,386
GCL System Integration Technology Co. Ltd., A Shares *	556,400	284,724
GCL Technology Holdings Ltd. *	33,025,726	3,497,506
GD Power Development Co. Ltd., A Shares	1,631,500	1,242,666
GDS Holdings Ltd., A Shares *	993,218	4,217,508
Geely Automobile Holdings Ltd.	7,441,819	17,870,089
GEM Co. Ltd., A Shares	494,200	570,108
Gemdale Corp., A Shares *	430,300	175,011
Genscript Biotech Corp. *	1,466,305	2,559,401
Geovis Technology Co., Ltd., A Shares *	84,040	604,933
GF Securities Co. Ltd., A Shares	504,000	1,408,065
GF Securities Co. Ltd., H Shares	1,351,646	2,785,246
Giant Biogene Holding Co. Ltd. (a)	596,717	2,288,682
Giant Network Group Co. Ltd., A Shares	161,000	620,527
GigaDevice Semiconductor, Inc., A Shares	53,384	3,687,206

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ginlong Technologies Co. Ltd., A Shares	37,350	632,604
Glarun Technology Co. Ltd., A Shares	112,900	398,739
GoerTek, Inc., A Shares	321,300	1,274,945
Goke Microelectronics Co. Ltd., A Shares	17,300	841,710
Goldwind Science & Technology Co. Ltd., A Shares	279,500	968,119
Goldwind Science & Technology Co. Ltd., H Shares	919,980	1,609,325
Goneo Group Co. Ltd., A Shares	66,584	409,463
GoodWe Technologies Co. Ltd., A Shares *	35,161	730,110
Gotion High-tech Co. Ltd., A Shares	154,200	751,450
Grandjoy Holdings Group Co. Ltd., A Shares *	357,872	138,143
Great Wall Motor Co. Ltd., A Shares	244,600	611,007
Great Wall Motor Co. Ltd., H Shares	2,716,342	3,607,972
Gree Electric Appliances, Inc. of Zhuhai, A Shares	326,700	1,892,618
Green Development Electricity Group of Tianjin Co. Ltd., A Shares	177,500	288,244
Greenland Holdings Corp. Ltd., A Shares *	604,300	131,380
Greentown China Holdings Ltd.	1,195,444	1,352,947
GRG Banking Equipment Co. Ltd., A Shares	247,500	381,420
Guangdong Baolihua New Energy Stock Co. Ltd., A Shares	342,000	313,096
Guangdong Dtech Technology Co., Ltd., A Shares	17,400	902,547
Guangdong Electric Power Development Co. Ltd., B Shares	1,397,014	402,844
Guangdong Golden Dragon Development, Inc., A Shares *	75,300	125,176
Guangdong Haid Group Co. Ltd., A Shares	122,800	850,516
Guangdong HEC Technology Holding Co. Ltd., A Shares *	254,900	1,342,839
Guangdong Investment Ltd.	3,239,786	3,451,682
Guangdong South New Media Co. Ltd., A Shares	24,100	124,038
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., A Shares	74,500	142,027
Guanghui Energy Co. Ltd., A Shares	621,100	579,630
Guangshen Railway Co. Ltd., H Shares	2,665,032	782,093
Guangxi Guiguan Electric Power Co. Ltd., A Shares	98,200	169,054
Guangxi Liugong Machinery Co. Ltd., A Shares	202,000	268,280
Guangzhou Automobile Group Co. Ltd., A Shares	336,160	301,783
Guangzhou Automobile Group Co. Ltd., H Shares (a)	2,871,491	945,268
Guangzhou Baiyun International Airport Co. Ltd., A Shares	118,300	144,694
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A Shares	179,500	571,304
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H Shares	248,064	489,646
Guangzhou Development Group, Inc., A Shares	314,700	372,346
SECURITY	NUMBER OF SHARES	VALUE ($)
Guangzhou Great Power Energy & Technology Co. Ltd., A Shares *	33,200	375,875
Guangzhou Haige Communications Group, Inc. Co., A Shares	271,400	635,807
Guangzhou Kingmed Diagnostics Group Co. Ltd., A Shares	45,900	173,785
Guangzhou Port Co. Ltd., A Shares	428,600	195,237
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares	64,400	348,028
Guangzhou Tinci Materials Technology Co. Ltd., A Shares	187,780	1,444,985
Guangzhou Wondfo Biotech Co. Ltd., A Shares *	48,200	126,676
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., A Shares	280,118	332,672
Guangzhou Zhujiang Brewery Co. Ltd., A Shares	214,300	313,774
Guizhou Panjiang Refined Coal Co. Ltd., A Shares	257,100	213,317
Guming Holdings Ltd. (a)	546,800	1,590,711
Guobo Electronics Co. Ltd., A Shares	27,261	366,896
Guolian Minsheng Securities Co. Ltd., A Shares	73,600	94,593
Guosen Securities Co. Ltd., A Shares	480,400	719,024
Guosheng Securities, Inc., A Shares *	194,100	331,277
Guotai Haitong Securities Co. Ltd., A Shares	1,201,174	2,732,263
Guotai Haitong Securities Co. Ltd., H Shares	3,395,722	5,658,526
Guoyuan Securities Co. Ltd., A Shares	405,800	427,919
H World Group Ltd.	2,322,174	10,393,991
Haidilao International Holding Ltd. (a)	1,903,918	3,099,752
Haier Smart Home Co. Ltd., A Shares	543,900	1,679,615
Haier Smart Home Co. Ltd., H Shares	2,753,124	6,920,221
Hainan Airlines Holding Co. Ltd., A Shares *	3,391,600	737,364
Hainan Airport Infrastructure Co. Ltd., A Shares	1,018,300	483,438
Hainan Drinda New Energy Technology Co. Ltd., A Shares *	14,400	164,095
Hainan Jinpan Smart Technology Co., Ltd., A Shares	19,423	288,640
Haisco Pharmaceutical Group Co. Ltd., A Shares	76,800	585,758
Haitian International Holdings Ltd.	747,496	1,884,620
Hangzhou Binjiang Real Estate Group Co. Ltd., A Shares	279,900	429,695
Hangzhou Chang Chuan Technology Co. Ltd., A Shares	59,500	1,854,928
Hangzhou First Applied Material Co. Ltd., A Shares	229,590	607,808
Hangzhou GreatStar Industrial Co. Ltd., A Shares	106,000	507,938
Hangzhou Iron & Steel Co., A Shares *	241,900	280,844
Hangzhou Lion Microelectronics Co. Ltd., A Shares *	61,656	504,997
Hangzhou Oxygen Plant Group Co. Ltd., A Shares	68,200	250,551
Hangzhou Robam Appliances Co. Ltd., A Shares	97,000	248,330
Hangzhou Shunwang Technology Co. Ltd., A Shares	63,500	205,016

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hangzhou Silan Microelectronics Co. Ltd., A Shares	132,600	678,547
Hangzhou Tigermed Consulting Co. Ltd., A Shares	64,700	377,495
Hangzhou Tigermed Consulting Co. Ltd., H Shares	144,278	569,572
Han's Laser Technology Industry Group Co. Ltd., A Shares	117,600	2,293,230
Hansoh Pharmaceutical Group Co. Ltd.	1,372,495	5,505,811
Haohua Chemical Science & Technology Co. Ltd., A Shares	79,400	454,456
Harbin Boshi Automation Co. Ltd., A Shares	97,500	181,403
Harbin Hatou Investment Co. Ltd., A Shares	185,700	153,527
Hebei Changshan Biochemical Pharmaceutical Co. Ltd., A Shares *	81,800	499,042
Hebei Yangyuan Zhihui Beverage Co. Ltd., A Shares	122,000	771,178
Hefei Meiya Optoelectronic Technology, Inc., A Shares	84,110	191,570
Heilongjiang Agriculture Co. Ltd., A Shares	183,100	385,890
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., A Shares	187,700	806,437
Henan Shijia Photons Technology Co., Ltd., A Shares	21,295	512,388
Henan Shuanghui Investment & Development Co. Ltd., A Shares	269,000	995,405
Hengan International Group Co. Ltd.	784,498	2,436,354
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares	151,500	564,866
Hengli Petrochemical Co. Ltd., A Shares	365,400	928,976
Hengtong Optic-electric Co. Ltd., A Shares	200,700	2,289,152
Hengyi Petrochemical Co. Ltd., A Shares	302,900	575,655
Hesteel Co. Ltd., A Shares	953,000	314,310
Hgtech Co. Ltd., A Shares	84,800	1,905,333
Hisense Home Appliances Group Co. Ltd., A Shares	102,400	373,468
Hisense Home Appliances Group Co. Ltd., H Shares (a)	393,839	1,153,768
Hisense Visual Technology Co. Ltd., A Shares	114,800	438,388
Hithink RoyalFlush Information Network Co. Ltd., A Shares	61,460	2,070,285
HLA Group Corp. Ltd., A Shares	503,400	424,373
Hongta Securities Co. Ltd., A Shares	162,900	165,274
Hongyuan Green Energy Co. Ltd., A Shares *	48,517	132,604
Hopson Development Holdings Ltd. *(b)	1,389,111	475,359
Horizon Robotics *	10,718,660	7,234,760
Hoshine Silicon Industry Co. Ltd., A Shares	57,100	321,499
Hoymiles Power Electronics, Inc., A Shares	7,634	108,468
Hua Hong Semiconductor Ltd., A Shares *	37,930	1,327,714
Hua Hong Semiconductor Ltd., H Shares *	843,925	17,368,656
Huaan Securities Co. Ltd., A Shares	260,300	276,028
SECURITY	NUMBER OF SHARES	VALUE ($)
Huadian Power International Corp. Ltd., A Shares	981,152	806,810
Huadian Power International Corp. Ltd., H Shares	1,886,114	1,126,268
Huadong Medicine Co. Ltd., A Shares	135,500	581,563
Huafon Chemical Co. Ltd., A Shares	380,300	568,640
Huaibei Mining Holdings Co. Ltd., A Shares	208,500	454,840
Huaihe Energy Group Co., Ltd., A Shares *	402,100	248,582
Hualan Biological Engineering, Inc., A Shares	171,980	349,482
Huali Industrial Group Co. Ltd., A Shares	49,900	252,251
Huaneng Lancang River Hydropower, Inc., A Shares	516,100	755,665
Huaneng Power International, Inc., A Shares	862,400	1,131,338
Huaneng Power International, Inc., H Shares	4,931,417	4,574,400
Huapont Life Sciences Co. Ltd., A Shares	279,800	187,459
Huaqin Co. Ltd., A Shares	78,200	1,230,576
Huatai Securities Co. Ltd., A Shares	462,100	1,242,482
Huatai Securities Co. Ltd., H Shares	1,506,401	3,046,477
Huaxi Securities Co. Ltd., A Shares	165,400	197,899
Huaxia Bank Co. Ltd., A Shares	1,287,100	1,277,306
Huaxia Eye Hospital Group Co. Ltd., A Shares	13,150	34,093
Huaxin Building Materials Group Co. Ltd., A Shares	128,926	355,424
Huaxin Building Materials Group Co. Ltd., H Shares	258,506	483,540
Huayu Automotive Systems Co. Ltd., A Shares	295,100	729,299
Hubei Energy Group Co. Ltd., A Shares	588,100	463,595
Hubei Feilihua Quartz Glass Co., Ltd., A Shares *	34,500	682,453
Hubei Jumpcan Pharmaceutical Co. Ltd., A Shares	36,400	148,207
Hubei Xingfa Chemicals Group Co. Ltd., A Shares	108,000	499,313
Huizhou Desay Sv Automotive Co. Ltd., A Shares	46,700	702,836
Hunan Gold Corp. Ltd., A Shares	143,780	516,306
Hunan Valin Steel Co. Ltd., A Shares	570,600	338,405
Hunan Yuneng New Energy Battery Material Co. Ltd., A Shares	59,700	780,613
Hundsun Technologies, Inc., A Shares	185,694	666,542
Hwatsing Technology Co. Ltd., A Shares	31,101	1,201,869
Hygon Information Technology Co. Ltd., A Shares	192,899	8,384,742
Hytera Communications Corp. Ltd., A Shares *	165,400	204,993
IEIT Systems Co. Ltd., A Shares	118,728	1,134,874
Iflytek Co. Ltd., A Shares	192,500	1,363,724
Imeik Technology Development Co. Ltd., A Shares	22,260	344,857
Industrial & Commercial Bank of China Ltd., A Shares	6,322,900	6,751,708
Industrial & Commercial Bank of China Ltd., H Shares	94,557,398	80,110,894
Industrial Bank Co. Ltd., A Shares	1,791,200	4,900,901

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Industrial Securities Co. Ltd., A Shares	824,060	700,788
Ingenic Semiconductor Co. Ltd., A Shares	35,000	815,077
Inner Mongolia BaoTou Steel Union Co. Ltd., A Shares	4,118,000	1,437,337
Inner Mongolia Berun Chemical Co. Ltd., A Shares	326,900	348,103
Inner Mongolia Dian Tou Energy Corp. Ltd., A Shares	166,200	760,767
Inner Mongolia ERDOS Resources Co. Ltd., A Shares	130,100	260,144
Inner Mongolia ERDOS Resources Co. Ltd., B Shares	437,620	549,213
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., A Shares	768,700	582,086
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., A Shares	592,300	639,477
Inner Mongolia Xingye Silver&Tin Mining Co., Ltd., A Shares	131,200	770,344
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	531,500	2,116,111
Inner Mongolia Yitai Coal Co. Ltd., B Shares	860,285	2,391,592
InnoScience Suzhou Technology Holding Co., Ltd., H Shares *(a)	351,800	3,189,245
Innovent Biologics, Inc. *	1,927,290	20,496,545
Intco Medical Technology Co. Ltd., A Shares	60,450	388,460
iQIYI, Inc., ADR *	541,574	617,394
iRay Group, A Shares	13,720	409,888
IRICO Display Devices Co. Ltd., A Shares *	207,000	299,106
Isoftstone Information Technology Group Co. Ltd., A Shares	83,500	408,025
J&T Global Express Ltd. *	7,083,845	8,161,778
JA Solar Technology Co. Ltd., A Shares *	316,736	426,752
Jafron Biomedical Co. Ltd., A Shares *	68,050	183,072
Jason Furniture Hangzhou Co. Ltd., A Shares	75,010	322,607
JCET Group Co. Ltd., A Shares	136,600	1,657,637
JCHX Mining Management Co. Ltd., A Shares	56,500	619,863
JD Health International, Inc. *	1,242,674	6,088,586
JD Logistics, Inc. *	2,309,363	3,798,159
JD.com, Inc., A Shares	2,801,671	40,573,361
Jiangling Motors Corp. Ltd., A Shares	46,100	114,203
Jiangsu Broadcasting Cable Information Network Corp., Ltd., A Shares	409,200	213,634
Jiangsu Cnano Technology Co. Ltd., A Shares	28,759	185,320
Jiangsu Eastern Shenghong Co. Ltd., A Shares *	599,300	1,068,050
Jiangsu Expressway Co. Ltd., A Shares	172,000	327,900
Jiangsu Expressway Co. Ltd., H Shares (a)	1,112,358	1,490,259
Jiangsu Financial Leasing Co. Ltd., A Shares	510,700	472,070
Jiangsu Hengli Hydraulic Co. Ltd., A Shares	111,584	1,800,639
SECURITY	NUMBER OF SHARES	VALUE ($)
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A Shares	532,544	3,953,055
Jiangsu Hengrui Pharmaceuticals Co. Ltd., H Shares	222,164	1,706,468
Jiangsu Hoperun Software Co. Ltd., A Shares	64,000	380,699
Jiangsu King's Luck Brewery JSC Ltd., A Shares	118,000	528,792
Jiangsu Linyang Energy Co. Ltd., A Shares	188,800	184,292
Jiangsu Nhwa Pharmaceutical Co. Ltd., A Shares	94,700	284,179
Jiangsu Pacific Quartz Co. Ltd., A Shares	42,600	423,514
Jiangsu Phoenix Publishing & Media Corp. Ltd., A Shares	276,400	365,865
Jiangsu Xukuang Energy Co. Ltd., A Shares	247,300	171,902
Jiangsu Yanghe Distillery Co. Ltd., A Shares	131,600	883,438
Jiangsu Yangnong Chemical Co. Ltd., A Shares	44,200	373,658
Jiangsu Yoke Technology Co. Ltd., A Shares	41,800	665,627
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., A Shares	93,500	365,484
Jiangsu Zhongtian Technology Co. Ltd., A Shares	231,800	1,446,382
Jiangxi Copper Co. Ltd., A Shares	173,400	1,115,574
Jiangxi Copper Co. Ltd., H Shares	1,259,974	5,658,903
Jiangxi Special Electric Motor Co. Ltd., A Shares *	161,500	281,131
Jilin Aodong Pharmaceutical Group Co. Ltd., A Shares	105,100	268,134
Jinduicheng Molybdenum Co. Ltd., A Shares	242,600	867,217
Jinko Solar Co. Ltd., A Shares *	823,215	713,462
Jinyu Bio-Technology Co. Ltd, A Shares	107,000	184,678
JiuGui Liquor Co. Ltd., A Shares	31,000	209,709
Jizhong Energy Resources Co. Ltd., A Shares	326,700	262,850
JL Mag Rare-Earth Co. Ltd., A Shares	116,500	556,013
Joincare Pharmaceutical Group Industry Co. Ltd., A Shares	175,700	265,053
Joinn Laboratories China Co. Ltd., A Shares	55,272	287,500
Joinn Laboratories China Co. Ltd., H Shares	148,025	339,777
Jointo Energy Investment Co., Ltd. Hebei, A Shares	171,200	317,766
Jointown Pharmaceutical Group Co. Ltd., A Shares	558,571	396,533
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., A Shares	78,800	228,774
JOYY, Inc., ADR	32,266	2,175,696
Juneyao Airlines Co. Ltd., A Shares	250,400	440,698
J-Yuan Trust Co. Ltd., A Shares *	867,900	396,633
Kaishan Group Co., Ltd., A Shares	50,700	222,552
Kangmei Pharmaceutical Co. Ltd., A Shares *	621,600	142,496
Kanzhun Ltd., ADR	359,929	4,884,237
KE Holdings, Inc., A Shares	2,224,800	12,325,620
Keboda Technology Co. Ltd., A Shares	25,100	180,303

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Keda Industrial Group Co. Ltd., A Shares *	180,000	434,995
Kingboard Holdings Ltd.	734,469	6,161,653
Kingboard Laminates Holdings Ltd.	1,087,273	7,574,592
Kingdee International Software Group Co. Ltd. *	3,491,620	3,238,839
Kingfa Sci & Tech Co. Ltd., A Shares	178,500	446,418
Kingnet Network Co. Ltd., A Shares	203,600	482,995
Kingsoft Corp. Ltd.	1,168,710	3,158,353
Kuaishou Technology	3,352,789	19,481,717
Kuang-Chi Technologies Co. Ltd., A Shares *	192,000	1,141,814
Kunlun Energy Co. Ltd.	4,172,056	3,811,458
Kunlun Tech Co. Ltd., A Shares *	117,300	761,940
Kweichow Moutai Co. Ltd., A Shares	104,500	20,493,681
Lakala Payment Co. Ltd., A Shares	52,500	188,059
Lao Feng Xiang Co. Ltd., A Shares	133,558	710,115
Laobaixing Pharmacy Chain JSC, A Shares	62,699	113,687
Laopu Gold Co. Ltd., H Shares (a)	53,236	3,423,450
LB Group Co. Ltd., A Shares	238,500	504,411
Lee & Man Paper Manufacturing Ltd.	1,972,986	762,772
Legend Holdings Corp., H Shares *	687,997	1,444,922
Lens Technology Co. Ltd., A Shares	412,000	2,467,814
Lens Technology Co. Ltd., H Shares (a)	352,676	1,083,579
Leo Group Co. Ltd., A Shares	655,200	579,476
Lepu Medical Technology Beijing Co. Ltd., A Shares	180,000	335,697
Levima Advanced Materials Corp., A Shares	70,900	259,946
Leyard Optoelectronic Co. Ltd., A Shares	236,200	228,464
Li Auto, Inc., A Shares *	1,440,315	10,631,360
Li Ning Co. Ltd.	2,712,731	6,299,500
LianChuang Electronic Technology Co. Ltd., A Shares *	107,700	146,702
Liaoning Port Co. Ltd., A Shares	1,497,500	356,577
Lingyi iTech Guangdong Co., A Shares	656,600	1,412,941
Livzon Pharmaceutical Group, Inc., A Shares	51,600	235,508
Livzon Pharmaceutical Group, Inc., H Shares	174,004	583,462
Longfor Group Holdings Ltd.	2,467,686	2,471,653
LONGi Green Energy Technology Co. Ltd., A Shares *	628,048	1,290,195
Longshine Technology Group Co. Ltd., A Shares	105,200	196,352
Loongson Technology Corp. Ltd., A Shares *	29,424	634,482
Lufax Holding Ltd., ADR *	364,819	601,951
Luoyang Xinqianglian Slewing Bearing Co. Ltd., A Shares	39,000	185,845
Luxi Chemical Group Co. Ltd., A Shares	165,500	317,956
Luxin Venture Capital Group Co., Ltd., A Shares	76,500	238,502
Luxshare Precision Industry Co. Ltd., A Shares	616,017	6,677,249
Luye Pharma Group Ltd. *	2,315,728	641,173
Luzhou Laojiao Co. Ltd., A Shares	125,400	1,688,457
Maanshan Iron & Steel Co. Ltd., A Shares *	478,100	208,594
Maanshan Iron & Steel Co. Ltd., H Shares *	1,754,551	432,067
Mango Excellent Media Co. Ltd., A Shares	164,370	424,207
SECURITY	NUMBER OF SHARES	VALUE ($)
Mao Geping Cosmetics Co. Ltd., H Shares	102,202	780,462
Maxscend Microelectronics Co. Ltd., A Shares *	45,248	723,411
Meihua Holdings Group Co. Ltd., A Shares *	293,400	408,763
Meinian Onehealth Healthcare Holdings Co. Ltd., A Shares	349,500	294,117
Meitu, Inc. *(a)	4,016,088	2,234,178
Meituan, B Shares *	6,309,378	59,129,790
Metallurgical Corp. of China Ltd., A Shares	1,334,600	558,596
Metallurgical Corp. of China Ltd., H Shares	3,776,453	722,775
MGI Tech Co. Ltd., A Shares *	37,680	281,425
Microport Scientific Corp. *(a)	1,335,021	1,280,955
Micro-Tech Nanjing Co. Ltd., A Shares	17,179	208,111
Midea Group Co. Ltd., H Shares	730,262	7,989,890
Ming Yang Smart Energy Group Ltd., A Shares	228,700	559,112
MINISO Group Holding Ltd.	541,034	1,785,176
Minmetals Capital Co. Ltd., A Shares	401,400	282,582
Minmetals New Energy Materials Hunan Co. Ltd., A Shares *	384,085	502,725
Minth Group Ltd.	828,452	3,995,647
Mixue Group, H Shares *(a)	18,500	622,694
Montage Technology Co. Ltd., A Shares	91,325	3,417,200
Muyuan Foods Group Co. Ltd., A Shares	460,086	2,590,491
Nanjing Iron & Steel Co. Ltd., A Shares	548,100	398,827
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., A Shares	132,900	158,817
Nanjing Securities Co. Ltd., A Shares	272,700	270,222
NARI Technology Co. Ltd., A Shares	668,096	2,460,358
National Silicon Industry Group Co. Ltd., A Shares *	241,070	987,605
NAURA Technology Group Co. Ltd., A Shares	60,450	5,631,283
NavInfo Co. Ltd., A Shares *	279,800	361,262
NetEase Cloud Music, Inc. *(a)	102,802	1,559,593
NetEase, Inc.	2,172,904	53,813,850
New China Life Insurance Co. Ltd., A Shares	174,000	1,536,327
New China Life Insurance Co. Ltd., H Shares	1,173,584	7,256,473
New Hope Liuhe Co. Ltd., A Shares	420,600	490,802
New Oriental Education & Technology Group, Inc.	1,686,525	7,841,500
Neway Valve Suzhou Co., Ltd., A Shares	28,800	244,705
Newland Digital Technology Co. Ltd., A Shares	108,600	332,155
Nexchip Semiconductor Corp., A Shares	160,607	1,082,202
Nine Dragons Paper Holdings Ltd. *	1,784,942	1,516,793
Ningbo Deye Technology Corp., A Shares	101,647	1,738,452
Ningbo Joyson Electronic Corp., A Shares *	130,600	506,449
Ningbo Orient Wires & Cables Co. Ltd., A Shares	78,240	517,245
Ningbo Ronbay New Energy Technology Co. Ltd., A Shares	62,681	287,381

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ningbo Sanxing Medical Electric Co. Ltd., A Shares	109,200	264,059
Ningbo Shanshan Co. Ltd., A Shares *	232,900	504,623
Ningbo Tuopu Group Co. Ltd., A Shares	157,055	1,449,428
Ningbo Zhoushan Port Co. Ltd., A Shares	745,200	383,541
Ningxia Baofeng Energy Group Co. Ltd., A Shares	638,700	2,267,088
NIO, Inc., A Shares *	2,084,545	11,303,897
Nongfu Spring Co. Ltd., H Shares	2,104,139	11,490,692
North Huajin Chemical Industries Co., Ltd., A Shares	274,700	179,979
North Industries Group Red Arrow Co. Ltd., A Shares *	74,900	217,895
Northeast Securities Co. Ltd., A Shares	200,000	235,452
Offcn Education Technology Co., Ltd., A Shares *	571,700	204,618
Offshore Oil Engineering Co. Ltd., A Shares *	255,300	211,823
OFILM Group Co. Ltd., A Shares *	303,500	402,186
OmniVision Integrated Circuits Group, Inc., A Shares	103,050	1,447,877
Oppein Home Group, Inc., A Shares	45,440	263,307
ORG Technology Co. Ltd., A Shares	81,700	60,779
Orient Securities Co. Ltd., A Shares	618,116	851,099
Orient Securities Co. Ltd., H Shares	1,206,085	875,625
Oriental Energy Co. Ltd., A Shares *	156,600	146,839
Oriental Pearl Group Co. Ltd., A Shares	304,000	437,468
Ourpalm Co. Ltd., A Shares *	334,900	221,898
Ovctek China, Inc., A Shares	81,180	145,036
Pacific Securities Co. Ltd., A Shares *	387,500	192,562
Pangang Group Vanadium Titanium & Resources Co. Ltd., A Shares *	757,900	383,352
Pantum Technology Co. Ltd., A Shares *	136,400	320,350
PDD Holdings, Inc., ADR *	900,766	76,060,681
People.cn Co. Ltd., A Shares	111,800	289,857
People's Insurance Co. Group of China Ltd., A Shares	929,700	940,501
People's Insurance Co. Group of China Ltd., H Shares	10,259,293	6,780,710
Perfect World Co. Ltd., A Shares	184,250	381,774
PetroChina Co. Ltd., A Shares	2,186,500	3,515,112
PetroChina Co. Ltd., H Shares	24,750,013	34,389,931
Pharmaron Beijing Co. Ltd., A Shares	115,000	426,905
Pharmaron Beijing Co. Ltd., H Shares	425,588	951,374
PICC Property & Casualty Co. Ltd., H Shares	7,936,698	14,734,345
Ping An Bank Co. Ltd., A Shares	1,685,900	2,725,286
Ping An Healthcare & Technology Co. Ltd. *(a)	1,072,926	1,221,132
Ping An Insurance Group Co. of China Ltd., A Shares	890,900	7,049,250
Ping An Insurance Group Co. of China Ltd., H Shares	7,707,371	59,053,720
Pingdingshan Tianan Coal Mining Co. Ltd., A Shares	258,300	300,267
Piotech, Inc., A Shares	23,646	2,196,193
Polaris Bay Group Co. Ltd., A Shares *	157,700	132,710
SECURITY	NUMBER OF SHARES	VALUE ($)
Poly Developments & Holdings Group Co. Ltd., A Shares	891,200	760,521
Poly Property Services Co. Ltd., H Shares	187,615	708,577
Pony AI, Inc., ADR *	315,915	3,168,627
Pop Mart International Group Ltd. (a)	798,274	17,661,560
Porton Pharma Solutions Ltd., A Shares	58,800	128,184
Postal Savings Bank of China Co. Ltd., A Shares	2,387,800	1,758,683
Postal Savings Bank of China Co. Ltd., H Shares	11,581,736	7,418,317
Power Construction Corp. of China Ltd., A Shares	1,558,000	1,230,464
Pylon Technologies Co. Ltd., A Shares	19,566	192,435
Qfin Holdings, Inc., ADR	103,582	1,665,599
Qi An Xin Technology Group, Inc., A Shares *	65,414	259,181
Qingdao Hanhe Cable Co., Ltd., A Shares	167,800	203,004
Qingdao Huicheng Environmental Technology Group Co. Ltd., A Shares	16,300	201,609
Qingdao Port International Co. Ltd., A Shares	156,500	211,322
Qingdao Port International Co. Ltd., H Shares	535,949	490,994
Qingdao Rural Commercial Bank Corp., A Shares	796,800	338,214
Qingdao TGOOD Electric Co. Ltd., A Shares	113,900	658,659
Qinghai Salt Lake Industry Co. Ltd., A Shares *	443,900	2,020,100
QuantumCTek Co., Ltd., A Shares	2,605	215,706
Quzhou Xin'an Development Co. Ltd., A Shares *	846,800	370,709
Range Intelligent Computing Technology Group Co. Ltd., A Shares	149,600	1,855,660
Raytron Technology Co. Ltd., A Shares	45,400	858,118
Remegen Co. Ltd., A Shares *	23,187	397,901
Remegen Co. Ltd., H Shares *	217,714	2,295,922
RLX Technology, Inc., ADR	865,133	1,782,174
RoboTechnik Intelligent Technology Co. Ltd., A Shares	13,100	1,238,615
Rockchip Electronics Co. Ltd., A Shares	34,900	906,741
Rongsheng Petrochemical Co. Ltd., A Shares *	499,300	831,496
Ruijie Networks Co. Ltd., A Shares	34,104	325,129
Ruyi Film Entertainment Co. Ltd., A Shares *	160,800	219,031
Sai Micro Electronics, Inc., A Shares	48,300	357,386
SAIC Motor Corp. Ltd., A Shares	810,400	1,476,625
Sailun Group Co. Ltd., A Shares	309,500	578,128
Sanan Optoelectronics Co. Ltd., A Shares	400,700	926,865
Sangfor Technologies, Inc., A Shares	34,500	545,657
Sansure Biotech, Inc., A Shares	68,395	165,792
Sany Heavy Equipment International Holdings Co. Ltd.	1,233,141	1,211,522
Sany Heavy Industry Co. Ltd., A Shares	713,500	1,893,113
Sany Renewable Energy Co. Ltd., A Shares	43,035	133,278

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Satellite Chemical Co. Ltd., A Shares	321,962	1,108,055
SDIC Capital Co. Ltd., A Shares	524,700	499,755
SDIC Power Holdings Co. Ltd., A Shares	638,400	1,350,172
Sealand Securities Co. Ltd., A Shares	472,700	260,069
Seazen Group Ltd. *	2,845,635	660,813
Seazen Holdings Co. Ltd., A Shares *	220,700	428,249
SenseTime Group, Inc., B Shares *	34,518,094	7,311,103
Seres Group Co. Ltd., A Shares	139,600	1,681,861
SF Holding Co. Ltd., A Shares	421,800	2,180,288
SF Holding Co. Ltd., H Shares (a)	259,492	1,035,664
SG Micro Corp., A Shares	59,107	1,029,518
Shaanxi Coal Industry Co. Ltd., A Shares	846,900	3,224,043
Shaanxi Energy Investment Co. Ltd., A Shares	298,600	566,158
Shaanxi International Trust Co. Ltd., A Shares	380,700	167,787
Shan Xi Hua Yang Group New Energy Co. Ltd., A Shares	375,050	515,306
Shandong Buchang Pharmaceuticals Co. Ltd., A Shares	147,300	325,254
Shandong Gold Mining Co. Ltd., A Shares	321,704	1,373,610
Shandong Gold Mining Co. Ltd., H Shares	1,130,685	3,439,346
Shandong Himile Mechanical Science & Technology Co. Ltd., A Shares	99,470	769,550
Shandong Hi-speed Co. Ltd., A Shares	244,600	443,152
Shandong Hualu Hengsheng Chemical Co. Ltd., A Shares	205,360	893,853
Shandong Humon Smelting Co. Ltd., A Shares	98,100	195,287
Shandong Linglong Tyre Co. Ltd., A Shares	86,400	153,468
Shandong Nanshan Aluminum Co. Ltd., A Shares	1,114,900	857,431
Shandong Pharmaceutical Glass Co. Ltd., A Shares	69,900	198,283
Shandong Sun Paper Industry JSC Ltd., A Shares	257,800	526,547
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares (a)	3,053,294	1,308,989
Shanghai Aerospace Automobile Electromechanical Co., Ltd., A Shares *	119,300	242,960
Shanghai Aiko Solar Energy Co. Ltd., A Shares *	147,960	264,783
Shanghai Allist Pharmaceuticals Co. Ltd., A Shares	42,416	562,832
Shanghai Awinic Technology Co. Ltd., A Shares	17,102	187,728
Shanghai Bairun Investment Holding Group Co. Ltd., A Shares	97,428	284,440
Shanghai Baosight Software Co. Ltd., A Shares	403,665	1,202,974
Shanghai BOCHU Electronic Technology Corp. Ltd., A Shares	24,246	583,931
Shanghai Construction Group Co. Ltd., A Shares	659,500	245,796
Shanghai Electric Group Co. Ltd., A Shares *	1,182,200	1,409,244
Shanghai Electric Group Co. Ltd., H Shares *	3,062,284	1,625,424
SECURITY	NUMBER OF SHARES	VALUE ($)
Shanghai Electric Power Co. Ltd., A Shares *	237,200	781,610
Shanghai Environment Group Co. Ltd., A Shares	167,500	189,512
Shanghai Fosun Pharmaceutical Group Co. Ltd., A Shares	161,200	554,304
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	529,244	1,149,327
Shanghai Fudan Microelectronics Group Co. Ltd., A Shares	53,876	481,354
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares	319,618	1,286,237
Shanghai Huayi Group Co. Ltd., A Shares	179,800	232,413
Shanghai Industrial Holdings Ltd.	597,346	1,150,882
Shanghai International Airport Co. Ltd., A Shares	222,500	824,982
Shanghai International Port Group Co. Ltd., A Shares	997,800	757,044
Shanghai Jahwa United Co. Ltd., A Shares	56,800	157,007
Shanghai Jinjiang International Hotels Co. Ltd., A Shares	96,700	291,897
Shanghai Jinjiang International Hotels Co. Ltd., B Shares	204,265	294,346
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., A Shares	99,800	146,716
Shanghai Junshi Biosciences Co. Ltd., A Shares *	76,221	385,983
Shanghai Junshi Biosciences Co. Ltd., H Shares *(a)	208,109	559,213
Shanghai Lingang Holdings Corp. Ltd., A Shares	174,700	231,505
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A Shares	230,800	247,477
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B Shares	499,130	188,172
Shanghai M&G Stationery, Inc., A Shares	44,200	150,679
Shanghai Mechanical & Electrical Industry Co. Ltd., A Shares	57,900	187,621
Shanghai Mechanical & Electrical Industry Co. Ltd., B Shares	268,401	367,709
Shanghai Moons' Electric Co. Ltd., A Shares	40,800	370,018
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	200,000	487,469
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	875,568	1,267,984
Shanghai Pudong Development Bank Co. Ltd., A Shares	2,744,800	3,803,737
Shanghai Putailai New Energy Technology Group Co. Ltd., A Shares	201,276	911,799
Shanghai RAAS Blood Products Co. Ltd., A Shares	652,400	512,352
Shanghai Rural Commercial Bank Co. Ltd., A Shares	839,500	1,055,358
Shanghai Stonehill Technology Co. Ltd., A Shares *	468,100	531,000
Shanghai Tunnel Engineering Co. Ltd., A Shares	279,100	237,349
Shanghai United Imaging Healthcare Co. Ltd., A Shares	80,422	1,430,872

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Shanghai Yuyuan Tourist Mart Group Co. Ltd., A Shares	414,900	290,859
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A Shares	156,400	803,576
Shanghai Zhenhua Heavy Industries Co. Ltd., B Shares	1,320,920	334,193
Shanjin International Gold Co. Ltd., A Shares	214,600	712,852
Shannon Semiconductor Technology Co., Ltd., A Shares	35,300	940,209
Shanxi Coal International Energy Group Co. Ltd., A Shares	176,300	361,911
Shanxi Coking Coal Energy Group Co. Ltd., A Shares	531,300	533,543
Shanxi Lu'an Environmental Energy Development Co. Ltd., A Shares	297,700	704,464
Shanxi Meijin Energy Co. Ltd., A Shares *	247,000	158,178
Shanxi Securities Co. Ltd., A Shares	348,200	267,789
Shanxi Taigang Stainless Steel Co. Ltd., A Shares *	469,000	268,438
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A Shares	106,900	2,028,451
Sharetronic Data Technology Co., Ltd., A Shares	36,680	1,300,071
Shede Spirits Co. Ltd., A Shares	30,800	200,704
Shenergy Co. Ltd., A Shares	390,500	596,020
Shenghe Resources Holding Co. Ltd., A Shares	167,100	540,981
Shengyi Electronics Co. Ltd., A Shares	85,028	1,736,035
Shengyi Technology Co. Ltd., A Shares	219,400	4,562,931
Shennan Circuits Co. Ltd., A Shares	59,730	3,634,356
Shenwan Hongyuan Group Co. Ltd., A Shares	1,878,400	1,225,143
Shenwan Hongyuan Group Co. Ltd., H Shares	2,020,040	667,556
Shenyang Xingqi Pharmaceutical Co. Ltd., A Shares	36,337	206,582
Shenzhen Agricultural Products Group Co., Ltd., A Shares	178,800	170,828
Shenzhen Airport Co. Ltd., A Shares	213,000	214,214
Shenzhen Aisidi Co. Ltd., A Shares	127,200	198,284
Shenzhen Capchem Technology Co. Ltd., A Shares	80,640	878,263
Shenzhen Dynanonic Co. Ltd., A Shares *	22,880	223,709
Shenzhen Energy Group Co. Ltd., A Shares	422,400	504,772
Shenzhen Envicool Technology Co., Ltd., A Shares *	70,500	948,835
Shenzhen Everwin Precision Technology Co. Ltd., A Shares *	123,200	608,033
Shenzhen Expressway Corp. Ltd., H Shares	560,635	492,864
Shenzhen Gas Corp. Ltd., A Shares	367,500	352,203
Shenzhen Goodix Technology Co. Ltd., A Shares	36,300	327,543
Shenzhen Han's CNC Technology Co., Ltd., A Shares	12,400	511,665
Shenzhen Huaqiang Industry Co. Ltd., A Shares	99,300	427,956
Shenzhen Infogem Technologies Co. Ltd., A Shares *	60,900	348,389
Shenzhen Inovance Technology Co. Ltd., A Shares	226,300	2,475,379
SECURITY	NUMBER OF SHARES	VALUE ($)
Shenzhen International Holdings Ltd.	1,827,612	1,387,487
Shenzhen Kaifa Technology Co. Ltd., A Shares	155,600	915,680
Shenzhen Kangtai Biological Products Co. Ltd., A Shares	105,180	197,559
Shenzhen Kedali Industry Co. Ltd., A Shares	23,100	594,048
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares *	92,200	178,361
Shenzhen Kinwong Electronic Co. Ltd., A Shares	72,500	849,012
Shenzhen Kstar Science & Technology Co. Ltd., A Shares	44,500	357,306
Shenzhen Longsys Electronics Co. Ltd., A Shares *	35,000	2,853,700
Shenzhen Megmeet Electrical Co., Ltd., A Shares	35,300	658,079
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares	105,300	2,364,537
Shenzhen MTC Co. Ltd., A Shares	453,000	777,171
Shenzhen New Industries Biomedical Engineering Co. Ltd., A Shares	72,600	501,863
Shenzhen Overseas Chinese Town Co. Ltd., A Shares *	773,000	221,790
Shenzhen Salubris Pharmaceuticals Co. Ltd., A Shares	92,000	454,731
Shenzhen SC New Energy Technology Corp., A Shares *	31,000	370,040
Shenzhen SED Industry Co. Ltd., A Shares *	108,000	263,074
Shenzhen Senior Technology Material Co. Ltd., A Shares	119,700	280,066
Shenzhen Sunway Communication Co. Ltd., A Shares	88,700	1,294,139
Shenzhen Techwinsemi Technology Co., Ltd., A Shares	21,000	1,987,739
Shenzhen Transsion Holdings Co. Ltd., A Shares	97,104	864,557
Shenzhen Woer Heat-Shrinkable Material Co. Ltd., A Shares	132,900	432,225
Shenzhen Yan Tian Port Holding Co. Ltd., A Shares	288,700	190,860
Shenzhen YUTO Packaging Technology Co. Ltd., A Shares	67,900	387,027
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., A Shares	304,100	346,762
Shijiazhuang Changshan BeiMing Technology Co. Ltd., A Shares *	150,200	340,543
Shijiazhuang Yiling Pharmaceutical Co. Ltd., A Shares	159,500	382,624
Shougang Fushan Resources Group Ltd.	1,967,225	682,733
Siasun Robot & Automation Co. Ltd., A Shares *	140,300	306,892
SICC Co. Ltd., A Shares *	39,141	851,539
Sichuan Biokin Pharmaceutical Co. Ltd., A Shares *	18,623	657,091
Sichuan Changhong Electric Co. Ltd., A Shares	415,000	441,917
Sichuan Chuantou Energy Co. Ltd., A Shares	418,600	959,602
Sichuan Hebang Biotechnology Co. Ltd., A Shares *	810,200	294,773
Sichuan Huafeng Technology Co., Ltd., A Shares *	15,790	331,472
Sichuan Kelun Pharmaceutical Co. Ltd., A Shares	138,500	744,995

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., H Shares *	66,567	3,924,000
Sichuan New Energy Power Co. Ltd., A Shares	139,800	294,634
Sichuan Road & Bridge Group Co. Ltd., A Shares	605,960	785,070
Sichuan Swellfun Co. Ltd., A Shares	48,700	257,853
Sichuan Yahua Industrial Group Co. Ltd., A Shares	100,900	341,882
Sino Biopharmaceutical Ltd.	11,412,488	7,266,225
Sinochem International Corp., A Shares *	347,500	276,501
Sinolink Securities Co. Ltd., A Shares	294,000	376,987
Sinoma International Engineering Co., A Shares	204,100	267,748
Sinoma Science & Technology Co. Ltd., A Shares	158,200	1,664,721
Sinomine Resource Group Co. Ltd., A Shares	62,860	575,380
Sinopec Engineering Group Co. Ltd., H Shares	1,884,827	1,327,512
Sinopec Oilfield Service Corp., H Shares *	3,402,000	303,851
Sinopec Shanghai Petrochemical Co. Ltd., A Shares	911,700	366,759
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	3,487,188	502,784
Sinopharm Group Co. Ltd., H Shares	1,531,735	3,306,831
Sinosoft Co. Ltd., A Shares	75,400	165,153
Sinotrans Ltd., H Shares	2,298,044	1,436,754
Sinotruk Hong Kong Ltd.	898,017	4,269,287
Skshu Paint Co. Ltd., A Shares	66,679	357,879
Skyverse Technology Co., Ltd., A Shares *	10,598	341,524
Smartsens Technology Shanghai Co. Ltd., A Shares	23,005	336,427
Smoore International Holdings Ltd. (a)	2,172,424	2,522,400
Songcheng Performance Development Co. Ltd., A Shares	244,300	243,525
SooChow Securities Co. Ltd., A Shares	454,285	526,750
Southwest Securities Co. Ltd., A Shares	620,000	364,951
SPIC Industry-Finance Holdings Co. Ltd., A Shares	415,700	375,033
Spring Airlines Co. Ltd., A Shares	84,600	613,093
StarPower Semiconductor Ltd., A Shares	20,580	391,728
State Grid Yingda Co. Ltd., A Shares	235,700	187,892
STO Express Co. Ltd., A Shares	130,200	294,620
Sun Art Retail Group Ltd.	2,506,573	486,129
Sungrow Power Supply Co. Ltd., A Shares	173,600	4,569,887
Sunny Optical Technology Group Co. Ltd.	796,130	8,512,478
Sunresin New Materials Co. Ltd., A Shares	58,800	521,695
Sunshine Insurance Group Co. Ltd., H Shares	3,814,415	1,722,897
Sunwoda Electronic Co. Ltd., A Shares	174,300	587,492
Suofeiya Home Collection Co. Ltd., A Shares	83,300	114,328
SUPCON Technology Co. Ltd., A Shares *	66,386	842,411
SECURITY	NUMBER OF SHARES	VALUE ($)
Suzhou Centec Communications Co. Ltd., A Shares *	19,085	794,624
Suzhou Dongshan Precision Manufacturing Co. Ltd., A Shares *	157,600	4,965,899
Suzhou Maxwell Technologies Co. Ltd., A Shares	26,060	962,240
Suzhou Nanomicro Technology Co. Ltd., A Shares	109,347	616,643
Suzhou Novosense Microelectronics Co. Ltd., A Shares *	9,567	363,383
Suzhou TFC Optical Communication Co. Ltd., A Shares	64,784	4,361,443
Taiji Computer Corp. Ltd., A Shares	59,600	135,482
TAL Education Group, ADR *	495,490	4,811,208
Talkweb Information System Co. Ltd., A Shares *	103,100	452,567
TangShan Port Group Co. Ltd., A Shares	598,600	388,652
Tangshan Sanyou Chemical Industries Co., Ltd., A Shares	209,100	192,356
Tasly Pharmaceutical Group Co. Ltd., A Shares	85,100	177,086
TBEA Co. Ltd., A Shares	441,723	1,656,106
TCL Technology Group Corp., A Shares	1,770,450	1,120,695
TCL Zhonghuan Renewable Energy Technology Co. Ltd., A Shares *	282,900	407,941
Tencent Holdings Ltd.	7,355,740	400,945,738
Tencent Music Entertainment Group, ADR	590,033	5,440,104
Thunder Software Technology Co. Ltd., A Shares	40,400	377,504
Tian Di Science & Technology Co. Ltd., A Shares *	299,200	239,840
Tianfeng Securities Co. Ltd., A Shares *	1,056,600	523,499
Tianjin Chase Sun Pharmaceutical Co. Ltd., A Shares	302,500	145,849
Tianma Microelectronics Co. Ltd., A Shares *	229,000	258,078
Tianneng Battery Group Co., Ltd., A Shares	96,503	350,248
Tianqi Lithium Corp., A Shares *	134,300	1,248,961
Tianqi Lithium Corp., H Shares *(a)	215,290	1,348,206
Tianshan Aluminum Group Co. Ltd., A Shares	375,100	828,261
TianShan Material Co. Ltd., A Shares *	197,300	126,642
Tianshui Huatian Technology Co. Ltd., A Shares *	324,700	928,750
Tibet Summit Resources Co., Ltd., A Shares	93,200	250,180
Tingyi Cayman Islands Holding Corp.	2,281,719	3,479,029
Titan Wind Energy Suzhou Co. Ltd., A Shares *	167,900	273,896
Tongcheng Travel Holdings Ltd.	1,519,683	2,745,644
TongFu Microelectronics Co. Ltd., A Shares	148,100	1,445,637
Tonghua Dongbao Pharmaceutical Co. Ltd., A Shares	121,000	150,502
Tongkun Group Co. Ltd., A Shares	224,000	632,101
Tongling Nonferrous Metals Group Co. Ltd., A Shares	1,115,600	1,138,460
Tongwei Co. Ltd., A Shares *	380,000	830,088
Topchoice Medical Corp., A Shares	42,998	237,901

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Topsec Technologies Group, Inc., A Shares	156,800	153,520
Topsports International Holdings Ltd.	3,542,236	1,265,504
Towngas Smart Energy Co. Ltd. *(a)	1,567,994	658,216
TravelSky Technology Ltd., H Shares	1,131,048	1,330,577
Triangle Tyre Co. Ltd., A Shares	88,400	186,829
Trina Solar Co. Ltd., A Shares *	213,856	487,715
Trip.com Group Ltd. *	704,832	33,166,872
Tsinghua Tongfang Co. Ltd., A Shares *	288,600	341,038
Tsingtao Brewery Co. Ltd., A Shares	69,800	631,162
Tsingtao Brewery Co. Ltd., H Shares *	736,732	4,675,664
UBTech Robotics Corp., Ltd., H Shares *	332,250	4,332,553
Unigroup Guoxin Microelectronics Co. Ltd., A Shares	81,679	957,952
Uni-President China Holdings Ltd.	1,538,595	1,543,032
Unisplendour Corp. Ltd., A Shares	246,800	1,045,390
United Nova Technology Co. Ltd., A Shares *	769,098	916,805
Universal Scientific Industrial Shanghai Co. Ltd., A Shares	201,400	1,335,031
Valiant Co. Ltd., A Shares	84,400	185,366
Vanchip Tianjin Technology Co. Ltd., A Shares *	21,658	94,429
Verisilicon Microelectronics Shanghai Co. Ltd., A Shares *	48,078	1,755,182
Victory Giant Technology Huizhou Co. Ltd., A Shares	72,200	3,935,124
Vipshop Holdings Ltd., ADR	268,591	3,819,364
Visual China Group Co. Ltd., A Shares	48,000	146,170
VOYAH Automobile Technology Co., Ltd., H Shares *	925,239	622,146
Walvax Biotechnology Co. Ltd., A Shares	162,200	308,738
Wangfujing Group Co. Ltd., A Shares	82,500	136,413
Wangsu Science & Technology Co. Ltd., A Shares *	229,600	504,604
Wanhua Chemical Group Co. Ltd., A Shares	270,100	2,934,111
Want Want China Holdings Ltd.	5,173,688	2,746,133
Wanxiang Qianchao Co. Ltd., A Shares	304,900	666,488
Weibo Corp., A Shares	88,365	669,722
Weichai Power Co. Ltd., A Shares	579,900	3,030,957
Weichai Power Co. Ltd., H Shares	2,301,091	12,225,665
Weifu High-Technology Group Co. Ltd., A Shares	89,000	253,780
Weihai Guangwei Composites Co. Ltd., A Shares *	73,120	323,562
Wens Foodstuff Group Co. Ltd., A Shares	561,320	1,135,682
Western Mining Co. Ltd., A Shares	218,400	986,142
Western Securities Co. Ltd., A Shares	431,500	420,558
Western Superconducting Technologies Co. Ltd., A Shares	63,280	632,290
Winner Medical Co. Ltd., A Shares	43,600	188,936
Winning Health Technology Group Co. Ltd., A Shares	212,700	246,629
Wintime Energy Group Co. Ltd., A Shares *	1,523,300	410,031
Wolong Electric Group Co. Ltd., A Shares	145,440	848,792
SECURITY	NUMBER OF SHARES	VALUE ($)
Wonders Information Co. Ltd., A Shares *	115,200	89,789
Wuchan Zhongda Group Co. Ltd., A Shares	442,243	325,070
Wuhan Guide Infrared Co. Ltd., A Shares *	363,836	692,539
Wuliangye Yibin Co. Ltd., A Shares	330,800	4,153,194
WUS Printed Circuit Kunshan Co. Ltd., A Shares	155,500	3,036,659
WuXi AppTec Co. Ltd., A Shares	206,751	3,106,716
WuXi AppTec Co. Ltd., H Shares	517,249	8,599,477
Wuxi Autowell Technology Co. Ltd., A Shares	20,787	198,264
Wuxi Biologics Cayman, Inc. *	4,410,750	18,763,162
WuXi XDC Cayman, Inc. *	467,044	3,271,584
XCMG Construction Machinery Co. Ltd., A Shares	1,061,100	1,530,105
Xiamen C & D, Inc., A Shares	328,600	470,925
Xiamen Faratronic Co. Ltd., A Shares	22,000	539,730
Xiamen Intretech, Inc., A Shares	102,400	288,658
Xiamen ITG Group Corp. Ltd., A Shares	178,800	156,813
Xiamen Tungsten Co. Ltd., A Shares	120,800	971,374
Xi'An Shaangu Power Co. Ltd., A Shares	182,800	259,542
Xiangcai Co. Ltd., A Shares *	198,500	248,953
Xiaomi Corp., B Shares *	20,435,790	73,113,475
Xinfengming Group Co., Ltd., A Shares	94,300	236,815
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	231,697	289,717
Xinjiang Daqo New Energy Co. Ltd., A Shares *	160,595	462,443
Xinxing Ductile Iron Pipes Co. Ltd., A Shares	337,600	224,186
Xinyi Solar Holdings Ltd.	5,354,419	1,824,112
XPeng, Inc., A Shares *	1,734,983	14,134,619
Xtep International Holdings Ltd.	1,462,769	791,352
Xuji Electric Co. Ltd., A Shares	91,400	359,844
Yadea Group Holdings Ltd.	1,398,045	2,010,356
Yangling Metron New Material, Inc., A Shares	72,100	212,308
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., A Shares	34,200	2,037,448
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., H Shares	462,566	13,409,421
Yangzhou Yangjie Electronic Technology Co. Ltd., A Shares	49,900	790,554
Yangzijiang Financial Holding Ltd. *	3,200,284	602,241
Yangzijiang Shipbuilding Holdings Ltd.	3,133,494	8,943,363
Yankuang Energy Group Co. Ltd., A Shares	390,790	1,259,970
Yankuang Energy Group Co. Ltd., H Shares	3,789,014	7,039,075
Yantai Changyu Pioneer Wine Co. Ltd., A Shares	62,483	168,557
Yantai Eddie Precision Machinery Co. Ltd., A Shares	86,520	280,106
Yantai Jereh Oilfield Services Group Co. Ltd., A Shares	81,700	1,696,482
Yealink Network Technology Corp. Ltd., A Shares	104,930	561,007
Yifan Pharmaceutical Co. Ltd., A Shares	124,700	193,280
Yifeng Pharmacy Chain Co. Ltd., A Shares	114,676	358,540

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Yihai International Holding Ltd.	630,850	1,110,793
Yihai Kerry Arawana Holdings Co. Ltd., A Shares	142,000	561,998
Yili Chuanning Biotechnology Co. Ltd., A Shares	112,400	147,951
Yonfer Agricultural Technology Co. Ltd., A Shares	104,800	201,805
Yonghui Superstores Co. Ltd., A Shares *	680,000	372,110
YongXing Special Materials Technology Co. Ltd., A Shares	41,860	386,689
Yonyou Network Technology Co. Ltd., A Shares *	334,740	513,389
Youngor Fashion Co. Ltd., A Shares	468,900	517,344
Youngy Co. Ltd., A Shares	27,400	328,648
YTO Express Group Co. Ltd., A Shares	271,800	753,721
Yuan Longping High-tech Agriculture Co. Ltd., A Shares	116,200	145,906
Yuanjie Semiconductor Technology Co., Ltd., A Shares	8,106	1,358,051
Yuexiu Property Co. Ltd.	1,643,407	916,336
Yum China Holdings, Inc.	417,232	18,259,956
YUNDA Holding Group Co. Ltd., A Shares	371,200	378,806
Yunnan Aluminium Co. Ltd., A Shares	256,900	1,082,472
Yunnan Baiyao Group Co. Ltd., A Shares	155,840	1,151,033
Yunnan Botanee Bio-Technology Group Co. Ltd., A Shares	18,000	100,496
Yunnan Chihong Zinc&Germanium Co. Ltd., A Shares	470,100	661,892
Yunnan Copper Co. Ltd., A Shares	185,800	486,933
Yunnan Energy New Material Group Co. Ltd., A Shares *	76,600	798,350
Yunnan Tin Co. Ltd., A Shares	149,200	827,485
Yunnan Yuntianhua Co. Ltd., A Shares	143,700	651,187
Yutong Bus Co. Ltd., A Shares	186,800	892,359
Zai Lab Ltd. *	1,220,188	2,165,618
Zangge Mining Co. Ltd., A Shares	131,100	1,496,469
ZCZL Industrial Technology Group Co. Ltd., A Shares	162,400	436,176
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., A Shares	51,800	983,759
Zhaojin Mining Industry Co. Ltd., H Shares	1,997,742	5,495,613
Zhefu Holding Group Co. Ltd., A Shares	533,400	406,275
Zhejiang China Commodities City Group Co. Ltd., A Shares	446,700	846,302
Zhejiang Chint Electrics Co. Ltd., A Shares	183,800	792,128
Zhejiang Crystal-Optech Co. Ltd., A Shares	132,400	770,732
Zhejiang Dahua Technology Co. Ltd., A Shares	290,600	717,319
Zhejiang Daily Digital Culture Group Co. Ltd., A Shares	103,200	186,209
Zhejiang Dingli Machinery Co. Ltd., A Shares	34,600	261,645
Zhejiang Expressway Co. Ltd., H Shares	2,035,090	1,744,942
Zhejiang Hailiang Co. Ltd., A Shares	123,600	374,925
Zhejiang HangKe Technology, Inc. Co., A Shares	44,364	260,156
SECURITY	NUMBER OF SHARES	VALUE ($)
Zhejiang Huace Film & Television Co. Ltd., A Shares	223,900	279,484
Zhejiang Huahai Pharmaceutical Co. Ltd., A Shares	140,250	331,052
Zhejiang Huayou Cobalt Co. Ltd., A Shares	159,860	1,295,629
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares	127,800	960,563
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., A Shares	74,200	138,711
Zhejiang Juhua Co. Ltd., A Shares	201,800	985,504
Zhejiang Leapmotor Technology Co. Ltd., H Shares *	852,266	4,273,618
Zhejiang Longsheng Group Co. Ltd., A Shares	331,300	549,762
Zhejiang Medicine Co. Ltd., A Shares	86,200	162,674
Zhejiang NHU Co. Ltd., A Shares	285,468	1,240,000
Zhejiang Rongtai Electric Material Co., Ltd., A Shares	28,990	282,335
Zhejiang Sanhua Intelligent Controls Co. Ltd., A Shares	215,220	1,475,023
Zhejiang Sanhua Intelligent Controls Co. Ltd., H Shares (a)	500,412	2,006,143
Zhejiang Supor Co. Ltd., A Shares	46,200	308,503
Zhejiang Wanfeng Auto Wheel Co. Ltd., A Shares	159,400	279,597
Zhejiang Wanliyang Co. Ltd., A Shares	170,900	179,457
Zhejiang Weiming Environment Protection Co. Ltd., A Shares	203,520	453,608
Zhejiang Weixing New Building Materials Co. Ltd., A Shares	155,300	230,374
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A Shares	54,100	180,748
Zhejiang Yongtai Technology Co. Ltd., A Shares *	96,200	294,514
Zhejiang Zheneng Electric Power Co. Ltd., A Shares	786,300	752,407
Zheshang Securities Co. Ltd., A Shares	328,200	458,217
ZhongAn Online P&C Insurance Co. Ltd., H Shares *	1,181,457	1,628,057
Zhongji Innolight Co. Ltd., A Shares	92,260	15,844,031
Zhongjin Gold Corp. Ltd., A Shares	396,700	1,315,400
Zhongshan Broad Ocean Motor Co., Ltd., A Shares	163,200	207,094
Zhongshan Public Utilities Group Co. Ltd., A Shares	180,100	305,252
Zhongsheng Group Holdings Ltd.	873,458	686,516
Zhongtai Securities Co. Ltd., A Shares	607,300	488,610
Zhuhai Huafa Properties Co. Ltd., A Shares	209,400	90,741
Zhuzhou CRRC Times Electric Co. Ltd., A Shares	51,276	462,598
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	496,039	2,563,296
Zhuzhou Hongda Electronics Corp. Ltd., A Shares	41,900	384,331
Zhuzhou Kibing Group Co. Ltd., A Shares	203,000	200,855
Zijin Mining Group Co. Ltd., A Shares	1,690,400	7,610,169
Zijin Mining Group Co. Ltd., H Shares	7,141,628	29,869,927
ZJLD Group, Inc. *(a)	712,713	662,024
Zoomlion Heavy Industry Science & Technology Co. Ltd., A Shares	494,100	526,878

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares	1,678,972	1,544,567
ZTE Corp., A Shares *	353,600	1,920,327
ZTE Corp., H Shares *(a)	916,931	3,133,107
ZTO Express Cayman, Inc.	522,827	11,587,395
		3,482,171,207

Colombia 0.1%
Cementos Argos SA	780,285	2,283,086
Ecopetrol SA	5,772,167	4,190,778
Grupo Cibest SA	249,447	5,174,472
Interconexion Electrica SA ESP	521,381	4,297,702
		15,946,038

Czech Republic 0.1%
CEZ AS	168,593	10,172,501
Colt CZ Group SE	17,480	888,435
Komercni Banka AS	87,222	4,141,916
Moneta Money Bank AS	348,472	3,107,022
		18,309,874

Egypt 0.1%
Commercial International Bank - Egypt (CIB), GDR	3,543,148	8,627,565

Greece 0.8%
Aegean Airlines SA	35,904	519,118
Aktor SA Holding Co. Technical & Energy Projects *	79,024	955,368
Allwyn AG	218,734	3,214,893
Alpha Bank SA	1,943,996	8,870,013
Athens International Airport SA	67,328	799,040
Athens Water Supply & Sewage Co. SA	54,649	661,960
Autohellas Tourist & Trading SA	29,174	374,490
Ballys Intralot SA *	805,208	1,113,470
Bank of Cyprus Holdings PLC	482,312	5,290,638
Cenergy Holdings SA	81,910	2,387,709
Ellaktor SA	129,527	219,472
Eurobank SA	2,914,414	13,573,289
FF Group *(b)	50,437	0
GEK Terna SA	74,859	3,735,372
Hellenic Telecommunications Organization SA	160,086	3,398,116
HELLENiQ ENERGY Holdings SA	110,823	1,332,046
Holding Co. ADMIE IPTO SA	182,786	844,676
Jumbo SA	134,539	3,654,966
LAMDA Development SA *	122,014	879,222
Motor Oil Hellas Corinth Refineries SA	76,002	3,279,775
National Bank of Greece SA	985,248	17,044,819
Optima bank SA	226,596	2,813,494
Piraeus Bank SA *	1,258,331	13,435,942
Piraeus Port Authority SA	7,099	334,681
Public Power Corp. SA	359,754	9,051,207
Quest Holdings SA	39,568	352,307
Sarantis SA	44,137	780,826
Titan SA	47,204	2,809,319
Viohalco SA	63,031	1,533,601
		103,259,829

SECURITY	NUMBER OF SHARES	VALUE ($)
Hong Kong 0.0%
China Huishan Dairy Holdings Co. Ltd. *(b)	3,872,695	0

Hungary 0.4%
4iG Nyrt *	33,270	244,318
Magyar Telekom Telecommunications PLC	384,842	3,335,998
MOL Hungarian Oil & Gas PLC	531,856	6,756,059
Opus Global Nyrt	488,483	569,955
OTP Bank Nyrt	274,245	37,575,640
Richter Gedeon Nyrt	168,063	7,112,541
		55,594,511

Iceland 0.1%
Alvotech SA *	133,299	459,951
Arion Banki Hf.	1,631,369	2,628,671
Festi Hf.	301,147	798,941
Hagar Hf.	1,501,201	1,539,318
Islandsbanki Hf.	2,344,832	2,801,280
Kvika banki Hf.	4,995,158	660,574
Reitir fasteignafelag Hf.	937,279	922,939
		9,811,674

India 15.4%
360 ONE WAM Ltd.	309,582	3,599,298
3M India Ltd.	3,873	1,337,612
Aarti Industries Ltd.	267,256	1,336,280
ABB India Ltd.	63,649	4,859,434
ACC Ltd.	67,297	991,249
Adani Energy Solutions Ltd. *	422,411	6,728,785
Adani Enterprises Ltd.	311,032	9,617,109
Adani Green Energy Ltd. *	373,076	5,794,067
Adani Ports & Special Economic Zone Ltd.	935,733	17,774,987
Adani Power Ltd. *	6,326,974	16,208,375
Adani Total Gas Ltd.	269,693	2,195,301
Aditya Birla Capital Ltd. *	767,972	2,936,887
AIA Engineering Ltd.	34,377	1,629,687
Ajanta Pharma Ltd.	46,924	1,446,692
Alkem Laboratories Ltd.	50,493	2,922,216
Ambuja Cements Ltd.	963,189	4,540,676
Apar Industries Ltd.	19,787	2,732,272
APL Apollo Tubes Ltd.	209,385	4,035,841
Apollo Hospitals Enterprise Ltd.	118,121	10,166,488
Ashok Leyland Ltd.	3,378,606	5,528,111
Asian Paints Ltd.	545,231	15,333,044
Astral Ltd.	148,019	2,458,985
AU Small Finance Bank Ltd.	621,941	6,446,582
Aurobindo Pharma Ltd.	332,968	4,999,427
Authum Investment & Infrastucture Ltd. *	197,218	993,875
Avenue Supermarts Ltd. *	174,038	7,427,759
AWL Agri Business Ltd. *	421,971	854,158
Axis Bank Ltd.	2,736,269	37,057,723
Bajaj Auto Ltd.	79,593	8,763,608
Bajaj Finance Ltd. *	3,310,209	31,647,340
Bajaj Finserv Ltd.	466,999	8,767,783
Bajaj Holdings & Investment Ltd.	33,121	3,612,281
Bajaj Housing Finance Ltd. *	1,163,033	1,039,262
Balkrishna Industries Ltd.	100,275	2,327,963
Bandhan Bank Ltd.	961,014	2,107,150
Bank of Baroda	1,252,386	3,539,638
Bank of India	969,892	1,428,396
Bank of Maharashtra	2,070,871	1,727,978

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bata India Ltd.	73,351	516,507
Bayer CropScience Ltd.	17,828	846,267
Berger Paints India Ltd.	338,637	1,784,439
Bharat Dynamics Ltd.	114,795	1,455,601
Bharat Electronics Ltd.	4,274,750	18,482,669
Bharat Forge Ltd.	311,381	6,415,104
Bharat Heavy Electricals Ltd.	1,656,751	7,267,905
Bharat Petroleum Corp. Ltd.	2,325,262	7,296,427
Bharti Airtel Ltd.	3,540,282	68,159,745
Bharti Hexacom Ltd.	82,881	1,304,721
Biocon Ltd.	808,690	3,648,894
Blue Star Ltd.	146,868	2,456,561
Bosch Ltd.	10,431	4,021,425
Britannia Industries Ltd.	130,544	7,151,750
BSE Ltd. *	240,056	10,476,802
Canara Bank	2,177,578	2,998,181
Castrol India Ltd.	596,882	1,151,165
Central Bank of India Ltd.	722,646	234,061
Central Depository Services India Ltd.	120,624	1,580,301
CG Power & Industrial Solutions Ltd.	781,167	7,544,018
Cholamandalam Financial Holdings Ltd.	110,503	1,840,166
Cholamandalam Investment & Finance Co. Ltd.	500,217	8,096,670
Cipla Ltd.	643,114	9,484,239
Coal India Ltd.	2,719,301	13,107,031
Cochin Shipyard Ltd.	99,096	1,530,668
Coforge Ltd.	404,888	6,059,682
Colgate-Palmolive India Ltd.	154,871	3,358,092
Container Corp. of India Ltd.	408,193	1,992,197
Coromandel International Ltd.	142,409	2,628,720
CRISIL Ltd.	22,679	942,587
Cummins India Ltd.	164,072	10,156,920
Dabur India Ltd.	740,157	3,454,585
Dalmia Bharat Ltd.	91,957	1,692,202
Deepak Nitrite Ltd.	90,663	1,605,212
Divi's Laboratories Ltd.	153,879	10,799,066
Dixon Technologies India Ltd.	47,174	5,722,454
DLF Ltd.	783,552	4,871,219
Dr. Lal PathLabs Ltd.	105,667	1,787,886
Dr. Reddy's Laboratories Ltd.	714,553	9,804,419
Eicher Motors Ltd.	158,856	12,001,153
Emami Ltd.	226,515	951,601
Embassy Office Parks REIT	1,061,775	4,774,299
Endurance Technologies Ltd.	37,706	1,080,614
Escorts Kubota Ltd.	33,729	1,015,349
Eternal Ltd. *	5,512,519	14,540,284
Exide Industries Ltd.	485,712	1,976,081
Federal Bank Ltd.	2,153,100	6,548,824
Fortis Healthcare Ltd.	597,097	5,835,523
FSN E-Commerce Ventures Ltd. *	1,393,320	3,847,030
GAIL India Ltd.	3,242,815	5,615,532
GE Vernova T&D India Ltd.	144,973	7,856,926
General Insurance Corp. of India	363,766	1,459,850
GlaxoSmithKline Pharmaceuticals Ltd.	50,499	1,174,873
Glenmark Pharmaceuticals Ltd.	172,926	4,140,941
GMR Airports Ltd. *	3,152,609	3,330,814
Godfrey Phillips India Ltd.	46,513	1,117,683
Godrej Consumer Products Ltd.	480,787	5,209,201
Godrej Industries Ltd. *	53,391	622,314
Godrej Properties Ltd. *	172,938	3,208,819
Grasim Industries Ltd.	409,979	13,474,931
Gujarat Fluorochemicals Ltd.	42,644	1,629,001
Gujarat Gas Ltd.	467,611	1,974,549
Havells India Ltd.	265,588	3,289,936
HCL Technologies Ltd.	1,245,495	15,520,179
HDB Financial Services Ltd.	163,007	1,142,507
SECURITY	NUMBER OF SHARES	VALUE ($)
HDFC Asset Management Co. Ltd.	225,487	6,347,578
HDFC Bank Ltd.	13,498,694	105,794,238
HDFC Life Insurance Co. Ltd.	1,135,282	7,108,060
Hero MotoCorp Ltd.	155,584	8,029,772
Hexaware Technologies Ltd.	141,195	755,022
Hindalco Industries Ltd.	1,727,312	20,485,920
Hindustan Aeronautics Ltd.	228,568	10,354,852
Hindustan Copper Ltd.	401,445	2,276,404
Hindustan Petroleum Corp. Ltd.	1,120,544	4,645,540
Hindustan Unilever Ltd.	1,054,138	23,895,644
Hindustan Zinc Ltd.	569,441	3,793,976
Hitachi Energy India Ltd.	15,546	6,291,221
Honeywell Automation India Ltd.	2,225	831,916
Housing & Urban Development Corp. Ltd.	551,090	1,180,551
Hyundai Motor India Ltd.	170,220	3,447,403
ICICI Bank Ltd.	6,258,981	82,776,671
ICICI Lombard General Insurance Co. Ltd.	295,243	5,569,837
ICICI Prudential Life Insurance Co. Ltd.	468,122	2,483,264
IDBI Bank Ltd.	719,741	559,352
IDFC First Bank Ltd.	5,155,048	3,870,084
Indian Bank	329,775	2,891,606
Indian Hotels Co. Ltd.	1,005,591	6,925,346
Indian Oil Corp. Ltd.	4,403,168	6,500,003
Indian Overseas Bank *	1,449,213	509,818
Indian Railway Catering & Tourism Corp. Ltd.	363,576	1,951,255
Indian Railway Finance Corp. Ltd.	2,327,642	2,389,141
Indian Renewable Energy Development Agency Ltd.	925,229	1,297,755
Indraprastha Gas Ltd.	804,374	1,358,715
Indus Towers Ltd. *	1,538,844	7,160,484
IndusInd Bank Ltd. *	407,648	3,923,505
Info Edge India Ltd.	412,917	4,324,762
Infosys Ltd.	4,073,031	49,772,439
InterGlobe Aviation Ltd.	226,222	10,489,557
Ipca Laboratories Ltd.	161,888	2,597,706
IRB Infrastructure Developers Ltd.	4,777,576	1,064,142
ITC Hotels Ltd.	1,301,331	2,121,170
ITC Ltd.	3,390,996	10,240,808
Jindal Stainless Ltd.	359,316	2,591,236
Jindal Steel Ltd.	429,701	5,460,369
Jio Financial Services Ltd.	3,481,184	8,756,094
JK Cement Ltd.	38,504	2,095,834
JSW Energy Ltd.	648,753	4,063,584
JSW Infrastructure Ltd.	384,504	1,114,252
JSW Steel Ltd.	1,037,509	13,957,226
Jubilant Foodworks Ltd.	437,726	1,969,767
Kalyan Jewellers India Ltd.	483,799	1,808,135
Kansai Nerolac Paints Ltd.	268,791	616,974
Kaynes Technology India Ltd. *	33,011	1,088,877
KEI Industries Ltd.	68,051	3,773,249
Knowledge Realty Trust	194,499	237,678
Kotak Mahindra Bank Ltd.	6,479,149	26,203,043
KPIT Technologies Ltd.	192,513	1,564,320
L&T Finance Ltd.	1,001,081	3,020,103
L&T Technology Services Ltd.	34,115	1,232,593
Larsen & Toubro Ltd.	805,504	34,564,601
Laurus Labs Ltd.	428,768	6,147,179
LIC Housing Finance Ltd.	299,962	1,683,418
Linde India Ltd.	23,772	1,802,793
Lloyds Metals & Energy Ltd. *	120,155	2,279,277
Lodha Developers Ltd.	332,632	3,284,653
LTM Ltd.	111,323	4,759,468
Lupin Ltd.	288,936	6,897,054

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mahindra & Mahindra Financial Services Ltd.	737,305	2,356,660
Mahindra & Mahindra Ltd.	1,111,858	35,644,997
Malco Energy Ltd. *(b)	1,928,877	914,897
Mangalore Refinery & Petrochemicals Ltd.	262,936	401,213
Mankind Pharma Ltd.	135,663	3,392,432
Marico Ltd.	625,346	5,408,914
Maruti Suzuki India Ltd.	156,290	21,595,988
Max Financial Services Ltd. *	308,425	5,434,773
Max Healthcare Institute Ltd.	887,524	9,016,310
Mazagon Dock Shipbuilders Ltd.	90,592	2,342,518
Metro Brands Ltd.	72,596	782,738
Motilal Oswal Financial Services Ltd.	173,471	1,605,976
Mphasis Ltd.	153,307	3,665,490
MRF Ltd.	2,708	3,518,120
Multi Commodity Exchange of India Ltd.	150,684	4,686,272
Muthoot Finance Ltd.	127,093	4,472,202
Narayana Hrudayalaya Ltd.	69,222	1,380,068
National Aluminium Co. Ltd.	1,061,278	4,741,678
Nestle India Ltd.	859,516	12,861,074
New India Assurance Co. Ltd.	227,370	376,764
NHPC Ltd.	3,825,910	3,176,311
Nippon Life India Asset Management Ltd.	215,707	2,498,114
NLC India Ltd.	411,963	1,507,134
NMDC Ltd.	3,947,513	3,656,228
NTPC Green Energy Ltd. *	1,035,356	1,128,211
NTPC Ltd.	5,672,956	23,103,860
Oberoi Realty Ltd.	145,552	2,615,493
Oil & Natural Gas Corp. Ltd.	4,640,813	12,964,966
Oil India Ltd.	633,141	3,173,369
One 97 Communications Ltd. *	488,058	5,747,782
Oracle Financial Services Software Ltd.	23,668	2,482,399
Page Industries Ltd.	6,335	2,547,003
Patanjali Foods Ltd.	386,518	1,856,100
PB Fintech Ltd. *	407,329	7,299,764
Persistent Systems Ltd.	124,977	6,833,348
Petronet LNG Ltd.	873,059	2,490,975
Phoenix Mills Ltd.	218,732	4,078,085
PI Industries Ltd.	99,491	2,906,184
Pidilite Industries Ltd.	389,036	6,072,238
Piramal Finance Ltd. *	134,459	2,727,112
Polycab India Ltd.	61,851	6,170,451
Poonawalla Fincorp Ltd. *	305,207	1,229,984
Power Finance Corp. Ltd.	1,740,294	7,851,474
Power Grid Corp. of India Ltd.	5,331,210	16,305,085
Premier Energies Ltd.	139,226	1,554,935
Prestige Estates Projects Ltd.	185,529	2,673,961
Punjab National Bank	2,937,892	3,279,615
Rail Vikas Nigam Ltd.	686,210	1,772,950
RBL Bank Ltd.	525,741	1,909,270
REC Ltd.	1,471,332	5,229,424
Relaxo Footwears Ltd.	91,818	333,734
Reliance Industries Ltd.	8,100,365	112,654,760
Samvardhana Motherson International Ltd.	5,450,077	8,360,992
SBI Cards & Payment Services Ltd.	346,968	2,280,493
SBI Life Insurance Co. Ltd.	520,709	10,031,048
Schaeffler India Ltd.	49,300	2,142,578
Shree Cement Ltd.	10,872	2,892,524
Shriram Finance Ltd.	1,650,703	16,457,509
Siemens Energy India Ltd.	100,605	4,100,554
Siemens Ltd. *	106,986	4,328,991
SJVN Ltd.	619,480	490,106
Solar Industries India Ltd.	30,621	5,881,488
SECURITY	NUMBER OF SHARES	VALUE ($)
Sona Blw Precision Forgings Ltd.	540,447	3,455,732
SRF Ltd.	170,628	4,877,806
Star Health & Allied Insurance Co. Ltd. *	297,976	1,655,962
State Bank of India	2,203,978	22,373,857
Steel Authority of India Ltd.	1,712,180	3,683,350
Sun Pharmaceutical Industries Ltd.	1,255,082	23,769,932
Sun TV Network Ltd.	160,830	850,114
Sundaram Finance Ltd.	81,531	3,595,002
Supreme Industries Ltd.	69,769	2,606,423
Suzlon Energy Ltd. *	12,957,679	7,773,243
Swiggy Ltd. *	1,739,897	4,723,363
Syngene International Ltd.	239,556	1,114,566
Talwandi Sabo Power Ltd. *(b)	1,928,877	588,409
Tata Communications Ltd.	137,258	2,839,073
Tata Consultancy Services Ltd.	1,204,687	28,644,921
Tata Consumer Products Ltd.	779,599	9,670,310
Tata Elxsi Ltd.	41,690	1,880,614
Tata Motors Ltd. *	2,452,778	9,798,203
Tata Motors Passenger Vehicles Ltd.	2,456,359	10,184,840
Tata Power Co. Ltd.	2,004,110	8,876,098
Tata Steel Ltd.	9,920,548	21,722,867
Tata Technologies Ltd.	203,825	1,513,240
Tech Mahindra Ltd.	747,117	11,669,968
Thermax Ltd.	37,230	1,952,694
Titan Co. Ltd.	438,791	18,821,363
Torrent Pharmaceuticals Ltd.	123,772	5,746,669
Torrent Power Ltd.	225,197	3,366,814
Trent Ltd.	216,330	9,618,715
Tube Investments of India Ltd.	129,482	4,281,629
TVS Motor Co. Ltd.	279,497	9,872,717
UltraTech Cement Ltd.	142,868	17,267,478
Union Bank of India Ltd.	1,927,047	3,405,396
United Breweries Ltd.	90,482	1,257,224
United Spirits Ltd.	359,036	4,799,744
UNO Minda Ltd.	219,310	2,543,303
UPL Ltd.	660,435	4,482,616
Varun Beverages Ltd.	1,592,834	8,852,804
Vedant Fashions Ltd.	70,122	301,414
Vedanta Aluminium Metal Ltd. *(b)	1,928,877	7,792,866
Vedanta Iron & Steel Ltd. *(b)	1,928,877	532,979
Vedanta Ltd.	1,928,877	7,159,179
Vishal Mega Mart Ltd. *	2,777,882	3,560,660
Vodafone Idea Ltd. *	31,476,237	4,635,290
Voltas Ltd.	273,849	3,590,881
WAAREE Energies Ltd.	105,821	3,498,554
Whirlpool of India Ltd.	69,050	597,828
Wipro Ltd.	3,398,081	7,305,874
Yes Bank Ltd. *	28,416,669	6,924,694
Zydus Lifesciences Ltd.	294,270	3,338,261
		1,955,738,210

Indonesia 0.8%
Alamtri Resources Indonesia Tbk. PT	11,081,484	1,426,268
Amman Mineral Internasional PT *	14,428,707	2,664,507
Astra International Tbk. PT	23,916,716	6,691,862
Avia Avian Tbk. PT	23,323,644	454,204
Bank Central Asia Tbk. PT	58,328,206	18,604,968
Bank Mandiri Persero Tbk. PT	51,713,441	11,806,986
Bank Negara Indonesia Persero Tbk. PT	14,433,543	2,988,478
Bank Rakyat Indonesia Persero Tbk. PT	78,946,570	13,032,590
Bank Syariah Indonesia Persero Tbk. PT	4,890,147	541,829
Barito Pacific Tbk. PT *	25,081,339	2,722,876
Bukit Asam Persero Tbk. PT	3,837,055	596,923
Bumi Serpong Damai Tbk. PT *	7,435,726	262,144

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Charoen Pokphand Indonesia Tbk. PT	9,069,348	2,167,102
Dayamitra Telekomunikasi PT	27,654,143	804,709
Dian Swastatika Sentosa Tbk. PT *	37,322,025	1,027,557
Elang Mahkota Teknologi Tbk. PT	21,640,305	744,756
GoTo Gojek Tokopedia Tbk. PT *	952,168,580	2,664,154
Gudang Garam Tbk. PT	604,986	575,532
Indah Kiat Pulp & Paper Tbk. PT	2,881,523	1,237,588
Indocement Tunggal Prakarsa Tbk. PT	1,407,010	385,806
Indofood CBP Sukses Makmur Tbk. PT	2,721,659	1,081,353
Indofood Sukses Makmur Tbk. PT	4,788,222	1,855,536
Indosat Tbk. PT	7,392,912	893,603
Jasa Marga Persero Tbk. PT *	1,726,229	290,764
Kalbe Farma Tbk. PT	23,260,116	1,002,255
Mayora Indah Tbk. PT	4,381,830	451,179
Merdeka Copper Gold Tbk. PT *	14,643,180	2,122,319
Perusahaan Gas Negara Persero Tbk. PT	13,073,743	1,335,175
Petrindo Jaya Kreasi Tbk. PT *	18,707,508	659,526
Sarana Menara Nusantara Tbk. PT	25,110,208	533,961
Semen Indonesia Persero Tbk. PT	3,745,648	354,233
Sumber Alfaria Trijaya Tbk. PT	23,580,168	1,517,470
Telkom Indonesia Persero Tbk. PT, Class B	50,715,900	8,599,282
Tower Bersama Infrastructure Tbk. PT	5,771,899	492,566
Trimegah Bangun Persada Tbk. PT	8,676,149	432,108
Unilever Indonesia Tbk. PT	7,746,921	741,311
United Tractors Tbk. PT	1,483,121	1,902,661
Vale Indonesia Tbk. PT *	1,755,074	464,550
XLSMART Telecom Sejahtera Tbk. PT	5,069,400	802,820
		96,933,511

Kuwait 0.7%
Boubyan Bank KSCP	2,306,581	4,883,033
Burgan Bank SAK	1,860,422	1,178,548
Gulf Bank KSCP	2,690,620	3,043,688
Kuwait Finance House KSCP	15,777,892	39,776,198
Mabanee Co. KPSC	889,318	2,836,965
Mobile Telecommunications Co. KSCP	2,693,117	5,205,184
National Bank of Kuwait SAKP	10,231,233	28,140,851
Warba Bank KSCP	2,447,357	2,198,983
		87,263,450

Malaysia 1.5%
99 Speed Mart Retail Holdings Bhd.	1,739,800	1,448,005
Alliance Bank Malaysia Bhd.	1,286,430	1,515,165
AMMB Holdings Bhd.	3,374,572	5,515,063
Axiata Group Bhd.	5,705,477	2,877,920
CelcomDigi Bhd.	4,968,114	3,821,626
CIMB Group Holdings Bhd.	9,806,652	18,500,317
Dialog Group Bhd.	4,934,000	2,476,333
Fraser & Neave Holdings Bhd.	203,600	1,453,185
Gamuda Bhd.	6,233,614	6,603,072
Genting Bhd.	2,284,600	1,336,765
Genting Malaysia Bhd.	1,822,920	887,323
Hong Leong Bank Bhd.	747,907	3,938,537
IHH Healthcare Bhd.	3,588,900	8,155,357
IJM Corp. Bhd.	4,063,536	2,316,164
IOI Corp. Bhd.	3,604,492	3,627,219
Kuala Lumpur Kepong Bhd.	614,364	3,148,519
Malayan Banking Bhd.	9,056,818	24,303,794
Maxis Bhd.	3,584,924	3,354,368
SECURITY	NUMBER OF SHARES	VALUE ($)
MISC Bhd.	2,378,000	4,887,944
Mr. DIY Group M Bhd.	4,566,800	1,819,809
Nestle Malaysia Bhd.	80,171	1,839,990
Petronas Chemicals Group Bhd.	3,323,500	4,367,071
Petronas Dagangan Bhd.	397,200	1,777,132
Petronas Gas Bhd.	1,143,936	4,933,494
PPB Group Bhd.	708,677	1,767,671
Press Metal Aluminium Holdings Bhd.	4,369,164	9,917,396
Public Bank Bhd.	17,247,270	20,487,930
QL Resources Bhd.	2,178,975	1,978,388
RHB Bank Bhd.	2,465,539	5,105,189
SD Guthrie Bhd.	4,321,108	6,331,813
Sime Darby Bhd.	5,182,800	2,718,846
Sunway Bhd.	2,965,200	4,038,356
Sunway Healthcare Holdings bhd, Class B *	1,676,180	748,257
Telekom Malaysia Bhd.	1,321,334	2,466,046
Tenaga Nasional Bhd.	5,336,074	19,217,941
Top Glove Corp. Bhd.	5,850,600	1,187,827
YTL Corp. Bhd.	4,477,936	2,315,200
YTL Power International Bhd.	3,719,400	3,902,321
		197,087,353

Mexico 2.3%
Alpek SAB de CV *	1,774,291	1,272,836
Alsea SAB de CV	610,790	1,869,253
America Movil SAB de CV, Series B	18,813,937	23,847,040
Arca Continental SAB de CV	1,020,674	13,250,966
Banco del Bajio SA	1,037,815	3,357,453
Becle SAB de CV	718,880	591,157
Cemex SAB de CV, Series CPO	17,927,820	23,602,636
Coca-Cola Femsa SAB de CV	584,864	6,320,502
Corp. Inmobiliaria Vesta SAB de CV	976,581	3,429,673
El Puerto de Liverpool SAB de CV, Series C1	305,649	1,801,891
Fibra Uno Administracion SA de CV	3,207,195	5,548,476
Fomento Economico Mexicano SAB de CV	2,038,774	24,293,471
GCC SAB de CV	205,929	2,503,788
Gentera SAB de CV	1,193,823	2,953,414
Gruma SAB de CV, B Shares	184,549	3,094,379
Grupo Aeroportuario del Centro Norte SAB de CV	339,831	4,272,543
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	478,893	11,276,291
Grupo Aeroportuario del Sureste SAB de CV, B Shares	190,484	5,645,883
Grupo Bimbo SAB de CV, Series A	1,526,516	5,254,484
Grupo Carso SAB de CV, Series A1	648,224	5,139,529
Grupo Comercial Chedraui SA de CV	356,237	2,001,515
Grupo Financiero Banorte SAB de CV, O Shares	3,431,554	35,776,047
Grupo Financiero Inbursa SAB de CV, O Shares	2,116,188	5,259,672
Grupo Mexico SAB de CV, Series B	3,386,588	42,035,137
Industrias Penoles SAB de CV	221,860	12,900,439
Kimberly-Clark de Mexico SAB de CV, A Shares	1,825,799	4,043,070
Megacable Holdings SAB de CV, Series CPO	861,685	2,916,848
Orbia Advance Corp. SAB de CV *	1,184,398	1,603,699
Prologis Property Mexico SA de CV	1,327,259	6,380,291
Promotora y Operadora de Infraestructura SAB de CV	237,036	3,816,016
Qualitas Controladora SAB de CV	194,681	1,956,920
Regional SAB de CV	298,414	2,319,895

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sigma Foods SAB de CV, A Shares	3,002,249	2,872,237
Wal-Mart de Mexico SAB de CV	6,103,744	18,443,983
		291,651,434

Philippines 0.4%
Aboitiz Power Corp.	1,435,873	1,002,355
ACEN Corp.	10,170,462	544,868
Ayala Corp.	323,893	2,295,737
Ayala Land, Inc.	7,873,839	1,863,721
Bank of the Philippine Islands	2,166,461	3,302,580
BDO Unibank, Inc.	2,556,419	4,735,377
Converge Information & Communications Technology Solutions, Inc.	3,096,576	552,982
DMCI Holdings, Inc.	5,472,010	808,398
Globe Telecom, Inc.	34,150	936,946
GT Capital Holdings, Inc.	126,129	982,863
International Container Terminal Services, Inc.	1,288,898	15,745,700
JG Summit Holdings, Inc.	3,189,945	1,444,855
Jollibee Foods Corp.	485,217	999,619
LT Group, Inc.	4,148,254	1,064,043
Manila Electric Co.	296,360	2,744,809
Megaworld Corp.	14,398,366	486,198
Metropolitan Bank & Trust Co.	2,058,556	2,122,137
Monde Nissin Corp.	6,306,149	724,827
PLDT, Inc.	107,755	2,009,992
Puregold Price Club, Inc.	1,170,556	855,149
Semirara Mining & Power Corp.	1,615,782	682,014
SM Prime Holdings, Inc.	11,643,941	3,478,202
Universal Robina Corp.	1,101,935	1,107,347
		50,490,719

Qatar 0.7%
Al Rayan Bank	7,197,330	4,299,421
Barwa Real Estate Co.	2,748,746	1,866,218
Commercial Bank PSQC	4,145,178	4,781,584
Dukhan Bank	2,017,773	1,920,791
Estithmar Holding QPSC *	980,678	1,154,135
Ezdan Holding Group QSC *	1,538,864	368,127
Industries Qatar QSC	2,390,692	8,076,219
Mesaieed Petrochemical Holding Co.	6,282,881	2,122,478
Nebras Energy	673,786	2,698,105
Ooredoo QPSC	1,141,931	4,202,657
Qatar Aluminum Manufacturing Co.	2,678,062	1,259,226
Qatar Fuel QSC	776,533	2,990,111
Qatar Gas Transport Co. Ltd.	3,376,185	4,024,346
Qatar International Islamic Bank QSC	1,229,547	3,714,643
Qatar Islamic Bank QPSC	2,113,928	13,225,839
Qatar National Bank QPSC	5,304,622	25,933,060
Vodafone Qatar PQSC	1,862,608	1,378,668
		84,015,628

Russia 0.0%
Gazprom PJSC *(b)(c)	127,160	0
Sberbank of Russia PJSC *(b)(c)	107,550	0
		0

Saudi Arabia 3.2%
ACWA Power Co. *	268,138	13,197,540
Ades Holding Co.	404,905	2,123,469
Advanced Petrochemical Co. *	149,180	1,053,475
Al Rajhi Bank	3,492,217	61,978,802
Al Rajhi Co. for Co-operative Insurance *	57,269	1,616,156
SECURITY	NUMBER OF SHARES	VALUE ($)
Aldrees Petroleum & Transport Services Co.	59,056	1,808,222
Alinma Bank	1,769,636	11,317,823
Almarai Co. JSC	562,495	6,910,148
Arab National Bank	1,089,242	6,153,582
Arabian Centres Co.	305,900	1,369,482
Arabian Contracting Services Co. *	24,913	621,066
Arabian Drilling Co. *	32,204	747,473
Arabian Internet & Communications Services Co.	26,776	1,524,104
Astra Industrial Group Co.	47,050	1,655,013
Bank AlBilad	896,998	5,827,643
Bank Al-Jazira	754,703	2,292,708
Banque Saudi Fransi	1,443,741	7,359,901
Bupa Arabia for Cooperative Insurance Co.	89,445	4,092,551
Catrion Catering Holding Co.	52,578	1,031,216
Co. for Cooperative Insurance *	91,662	3,370,825
Dallah Healthcare Co.	48,814	1,455,601
Dar Al Arkan Real Estate Development Co. *	658,522	2,944,625
Dr. Soliman Abdel Kader Fakeeh Hospital Co.	54,155	519,239
Dr. Sulaiman Al Habib Medical Services Group Co.	122,174	7,090,950
Electrical Industries Co.	654,791	2,723,788
Elm Co.	27,795	5,081,109
Etihad Etisalat Co.	446,791	7,572,325
flynas Co. SJSC *	63,513	873,333
Jabal Omar Development Co. *	660,276	2,674,464
Jamjoom Pharmaceuticals Factory Co.	29,533	1,207,260
Jarir Marketing Co.	728,559	3,061,711
Makkah Construction & Development Co. *	116,407	2,784,077
Mobile Telecommunications Co. Saudi Arabia *	517,082	1,496,432
Mouwasat Medical Services Co.	117,598	2,072,991
Nahdi Medical Co.	46,269	1,213,874
National Industrialization Co., Class C *	396,015	1,044,755
Power & Water Utility Co. for Jubail & Yanbu	89,152	935,566
Rabigh Refining & Petrochemical Co. *	553,962	2,357,505
Riyad Bank	2,347,357	12,598,137
Riyadh Cables Group Co.	84,770	2,563,928
SABIC Agri-Nutrients Co.	273,088	10,093,617
Sahara International Petrochemical Co.	425,833	1,679,456
SAL Saudi Logistics Services	50,842	2,312,724
Saudi Arabian Mining Co. *	1,589,430	26,323,902
Saudi Arabian Oil Co.	7,059,670	52,487,553
Saudi Aramco Base Oil Co.	49,065	1,664,439
Saudi Awwal Bank	1,177,732	10,708,366
Saudi Basic Industries Corp.	1,068,483	16,286,635
Saudi Energy Co.	935,211	4,199,303
Saudi Ground Services Co.	103,103	860,520
Saudi Industrial Investment Group	400,451	1,525,995
Saudi Investment Bank	807,623	2,883,907
Saudi Kayan Petrochemical Co. *	914,449	1,413,368
Saudi National Bank	3,485,938	36,600,212
Saudi Research & Media Group *	45,609	950,441
Saudi Tadawul Group Holding Co.	59,471	2,179,093
Saudi Telecom Co.	2,250,477	26,411,290
Saudia Dairy & Foodstuff Co.	20,726	1,222,815
Savola Group	173,834	1,330,414
Seera Group Holding *	199,790	1,091,429

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Taiba Investments Co.	291,525	1,527,309
Umm Al Qura for Development & Construction Co. *	725,481	2,826,449
United Electronics Co.	54,901	1,163,095
Yanbu National Petrochemical Co.	326,002	2,957,179
		409,022,380

South Africa 3.9%
Absa Group Ltd.	926,366	13,564,500
African Rainbow Minerals Ltd.	137,104	1,788,394
Anglogold Ashanti PLC	601,419	57,941,600
Aspen Pharmacare Holdings Ltd.	410,145	3,665,577
Bid Corp. Ltd.	385,451	9,684,649
Bidvest Group Ltd.	405,872	5,857,352
Capitec Bank Holdings Ltd.	100,653	27,719,709
Clicks Group Ltd.	277,419	4,016,941
Discovery Ltd.	645,027	11,085,873
DRDGOLD Ltd.	455,112	1,221,025
Exxaro Resources Ltd.	281,747	3,739,148
FirstRand Ltd.	6,277,902	35,810,374
Foschini Group Ltd.	385,741	1,354,551
Gold Fields Ltd.	1,069,303	42,353,909
Growthpoint Properties Ltd.	3,937,462	4,062,648
Harmony Gold Mining Co. Ltd.	656,619	12,005,573
Impala Platinum Holdings Ltd.	1,062,971	15,216,899
Investec Ltd.	256,171	2,198,359
Kumba Iron Ore Ltd.	56,224	1,125,896
Momentum Metropolitan Holdings	1,266,436	2,808,898
Mr. Price Group Ltd.	295,509	2,851,430
MTN Group Ltd.	1,941,778	25,994,126
Naspers Ltd., Class N	898,213	47,260,853
Nedbank Group Ltd.	514,257	8,233,459
NEPI Rockcastle NV *	769,510	6,736,675
Northam Platinum Holdings Ltd.	420,128	8,186,933
Old Mutual Ltd.	5,905,258	4,707,404
OUTsurance Group Ltd.	1,020,338	4,463,754
Pepkor Holdings Ltd.	4,142,831	5,543,353
Reinet Investments SCA	169,693	5,135,709
Remgro Ltd.	596,274	7,013,862
Sanlam Ltd.	1,946,485	10,307,473
Santam Ltd.	46,333	1,070,502
Sasol Ltd. *	733,560	9,120,185
Shoprite Holdings Ltd.	550,535	9,700,506
Sibanye Stillwater Ltd.	3,348,763	10,090,684
Standard Bank Group Ltd.	1,532,250	29,745,997
Tiger Brands Ltd.	197,111	3,374,417
Valterra Platinum Ltd.	315,040	26,261,277
Vodacom Group Ltd.	557,878	5,243,917
Woolworths Holdings Ltd.	1,038,868	3,155,394
		491,419,785

Taiwan 32.7%
Accton Technology Corp.	587,000	45,535,107
Acer, Inc.	3,462,086	3,890,295
Advanced Energy Solution Holding Co. Ltd.	37,000	1,370,130
Advantech Co. Ltd.	551,911	8,721,200
Airtac International Group	168,920	7,549,377
Alchip Technologies Ltd.	94,000	13,248,312
ASE Technology Holding Co. Ltd.	3,882,120	75,720,270
Asia Cement Corp.	2,648,061	2,874,146
Asia Vital Components Co. Ltd.	384,000	32,668,593
ASMedia Technology, Inc.	48,445	2,265,628
ASPEED Technology, Inc.	35,800	21,656,797
Asustek Computer, Inc.	815,621	19,814,132
AUO Corp.	7,215,224	5,297,606
Bizlink Holding, Inc.	213,000	14,177,108
SECURITY	NUMBER OF SHARES	VALUE ($)
Caliway Biopharmaceuticals Co. Ltd., Class C *	1,172,000	3,760,068
Capital Securities Corp.	2,221,644	2,730,469
Catcher Technology Co. Ltd.	515,224	3,347,052
Cathay Financial Holding Co. Ltd.	11,131,905	30,454,558
Chailease Holding Co. Ltd.	1,783,005	6,118,754
Chang Hwa Commercial Bank Ltd.	9,018,765	5,830,074
Cheng Shin Rubber Industry Co. Ltd.	2,379,277	2,460,889
Chicony Electronics Co. Ltd.	719,984	3,114,326
China Airlines Ltd.	3,141,872	1,915,684
China Steel Corp.	12,650,956	7,713,628
Chroma ATE, Inc.	437,000	35,154,746
Chunghwa Telecom Co. Ltd.	4,487,310	19,624,953
Compal Electronics, Inc.	4,768,535	5,586,670
CTBC Financial Holding Co. Ltd.	20,992,792	40,544,091
Delta Electronics, Inc.	2,288,148	178,593,218
E Ink Holdings, Inc.	922,000	6,475,236
E.Sun Financial Holding Co. Ltd.	18,827,215	18,601,532
Eclat Textile Co. Ltd.	222,510	2,432,832
Elite Material Co. Ltd.	342,000	55,898,230
eMemory Technology, Inc.	80,000	8,708,560
Eternal Materials Co. Ltd.	996,352	2,582,681
Eva Airways Corp.	3,199,374	3,681,902
Evergreen Marine Corp. Taiwan Ltd.	1,259,088	8,561,260
Far Eastern International Bank	3,573,919	1,351,964
Far Eastern New Century Corp.	3,558,799	2,914,022
Far EasTone Telecommunications Co. Ltd.	2,165,509	6,539,629
Feng TAY Enterprise Co. Ltd.	571,694	1,281,158
First Financial Holding Co. Ltd.	13,049,540	11,435,089
Formosa Chemicals & Fibre Corp.	4,073,008	6,488,104
Formosa Petrochemical Corp.	1,392,660	2,285,126
Formosa Plastics Corp.	4,887,560	7,403,385
Formosa Sumco Technology Corp.	66,000	672,104
Fortune Electric Co. Ltd.	166,100	4,634,288
Foxconn Technology Co. Ltd.	1,108,355	2,154,756
Fubon Financial Holding Co. Ltd.	9,842,344	34,561,550
Genius Electronic Optical Co. Ltd.	95,000	1,828,702
Giant Manufacturing Co. Ltd.	382,096	845,294
Gigabyte Technology Co. Ltd.	629,000	7,429,411
Global Unichip Corp.	99,000	14,758,903
Globalwafers Co. Ltd.	311,451	10,091,547
Gold Circuit Electronics Ltd.	412,000	17,360,936
Hiwin Technologies Corp.	352,445	4,376,661
Hon Hai Precision Industry Co. Ltd.	14,394,092	132,795,728
Hotai Motor Co. Ltd.	335,600	5,174,532
HTC Corp. *	847,778	1,224,624
Hua Nan Financial Holdings Co. Ltd., Class C	11,289,696	10,992,186
Innolux Corp. *	8,689,381	14,146,891
International Games System Co. Ltd., Class C	258,000	6,210,021
Inventec Corp.	3,092,043	6,929,224
Jentech Precision Industrial Co. Ltd.	99,000	11,203,492
KGI Financial Holding Co. Ltd.	18,955,334	13,614,947
King Slide Works Co. Ltd.	68,000	10,994,876
King Yuan Electronics Co. Ltd.	1,311,000	13,748,017
Largan Precision Co. Ltd.	111,456	12,506,356
Lite-On Technology Corp., ADR	2,311,866	17,306,430
Lotes Co. Ltd.	98,000	8,290,370
MediaTek, Inc.	1,740,713	239,500,504
Mega Financial Holding Co. Ltd.	13,930,508	17,788,074
Micro-Star International Co. Ltd.	834,095	3,488,099
momo.com, Inc.	113,974	840,465
MPI Corp.	99,000	18,835,773
Nan Ya Plastics Corp.	5,890,816	18,447,880
Nan Ya Printed Circuit Board Corp.	258,000	6,984,214
Nanya Technology Corp. *	1,326,000	14,688,417
Nien Made Enterprise Co. Ltd.	184,752	1,872,556

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Novatek Microelectronics Corp.	679,608	10,348,534
Parade Technologies Ltd.	88,100	2,345,546
Pegatron Corp.	2,311,657	6,530,834
PharmaEssentia Corp.	333,906	9,913,093
Phison Electronics Corp.	201,000	16,522,482
Pou Chen Corp.	2,620,792	2,129,229
Powerchip Semiconductor Manufacturing Corp. *	3,878,000	10,980,786
Powertech Technology, Inc.	826,000	9,993,584
President Chain Store Corp.	573,400	3,917,179
Quanta Computer, Inc.	3,128,057	33,851,377
Realtek Semiconductor Corp.	573,336	10,615,469
Ruentex Development Co. Ltd.	1,835,350	1,365,139
Shanghai Commercial & Savings Bank Ltd.	4,493,151	5,701,513
Shihlin Electric & Engineering Corp.	290,000	2,027,422
Silergy Corp.	386,000	7,393,338
Sino-American Silicon Products, Inc.	647,000	3,552,505
SinoPac Financial Holdings Co. Ltd.	15,685,832	15,022,105
Synnex Technology International Corp.	1,455,956	3,992,486
Taiwan Business Bank	8,119,918	4,212,181
Taiwan Cooperative Financial Holding Co. Ltd.	12,589,594	9,183,324
Taiwan Fertilizer Co. Ltd.	907,508	1,350,014
Taiwan Glass Industry Corp. *	1,199,311	2,752,724
Taiwan High Speed Rail Corp.	2,652,000	2,103,788
Taiwan Mobile Co. Ltd.	1,668,524	5,938,945
Taiwan Secom Co. Ltd.	387,000	1,408,373
Taiwan Semiconductor Manufacturing Co. Ltd.	28,897,500	2,172,466,920
Tatung Co. Ltd.	1,279,550	1,217,238
TCC Group Holdings Co. Ltd. *	7,673,872	5,977,318
Teco Electric & Machinery Co. Ltd.	1,652,000	3,955,244
Transcend Information, Inc.	233,000	2,514,054
Tripod Technology Corp.	497,000	8,266,013
TS Financial Holding Co. Ltd.	27,138,475	20,228,995
U-Ming Marine Transport Corp.	572,000	1,259,932
Unimicron Technology Corp.	1,584,947	53,378,847
Uni-President Enterprises Corp.	5,631,676	12,908,153
United Integrated Services Co. Ltd.	187,000	6,894,862
United Microelectronics Corp.	13,841,850	63,850,452
Vanguard International Semiconductor Corp.	1,411,580	7,570,364
Voltronic Power Technology Corp.	77,000	1,742,766
Walsin Lihwa Corp.	3,457,521	4,276,993
Walsin Technology Corp.	380,000	4,779,493
Wan Hai Lines Ltd.	1,354,910	3,546,715
Win Semiconductors Corp.	445,000	7,486,393
Winbond Electronics Corp.	3,766,703	18,998,550
Wistron Corp.	3,583,080	18,129,581
Wiwynn Corp.	123,000	21,379,866
WPG Holdings Ltd.	1,788,000	6,706,677
WT Microelectronics Co. Ltd.	1,027,000	9,458,413
Yageo Corp.	1,858,764	43,790,772
Yang Ming Marine Transport Corp.	2,144,000	3,606,927
Yuanta Financial Holding Co. Ltd.	13,007,513	24,748,137
Yulon Motor Co. Ltd.	845,408	740,817
Zhen Ding Technology Holding Ltd.	843,000	13,859,156
		4,161,568,037

Thailand 1.5%
Advanced Info Service PCL NVDR	1,227,900	13,318,442
Airports of Thailand PCL NVDR	4,611,500	7,828,710
Asset World Corp. PCL NVDR	6,338,800	444,076
Bangkok Bank PCL NVDR	565,900	3,008,164
SECURITY	NUMBER OF SHARES	VALUE ($)
Bangkok Dusit Medical Services PCL NVDR	12,228,500	6,838,491
Bangkok Expressway & Metro PCL NVDR	9,563,290	1,528,011
Banpu PCL NVDR	12,343,133	2,161,802
Berli Jucker PCL NVDR	2,262,850	987,324
BTS Group Holdings PCL NVDR *	4,082,200	255,882
Bumrungrad Hospital PCL NVDR	592,100	3,265,692
Carabao Group PCL NVDR	694,900	859,417
Central Pattana PCL NVDR	3,139,900	6,222,878
Central Retail Corp. PCL NVDR	4,180,100	2,710,097
Charoen Pokphand Foods PCL NVDR	5,064,100	2,956,457
CP ALL PCL NVDR	6,042,700	8,773,009
CP Axtra PCL NVDR	631,610	294,991
Delta Electronics Thailand PCL NVDR	3,410,910	36,996,504
Digital Telecommunications Infrastructure Fund, Class F	7,512,400	2,296,770
Electricity Generating PCL NVDR	386,000	1,381,748
Global Power Synergy PCL NVDR	267,968	333,468
Gulf Development PCL NVDR	5,024,656	9,572,244
Home Product Center PCL NVDR	7,763,319	1,443,174
Indorama Ventures PCL NVDR	1,354,100	969,443
Kasikornbank PCL NVDR	2,150,369	13,280,816
Krung Thai Bank PCL NVDR	7,567,400	8,080,109
Krungthai Card PCL NVDR	1,969,300	1,815,302
Land & Houses PCL NVDR	13,771,800	1,523,383
Minor International PCL NVDR	3,526,380	2,437,964
Muangthai Capital PCL NVDR	1,428,115	1,261,586
Osotspa PCL NVDR	2,630,863	1,236,817
PTT Exploration & Production PCL NVDR	1,428,704	6,211,757
PTT Global Chemical PCL NVDR	2,211,414	2,276,306
PTT Oil & Retail Business PCL NVDR	2,331,700	888,403
PTT PCL NVDR	14,016,900	15,612,617
Ratch Group PCL NVDR	1,453,750	1,373,569
SCB X PCL NVDR	2,131,300	8,808,107
SCG Packaging PCL NVDR	544,500	394,844
Siam Cement PCL NVDR	706,100	4,925,018
Siam City Cement PCL NVDR	196,300	886,652
Thai Life Insurance PCL NVDR	3,447,200	1,175,724
Thai Oil PCL NVDR	1,133,726	1,611,149
Thai Union Group PCL NVDR	3,635,100	1,250,979
TMBThanachart Bank PCL NVDR	39,561,918	2,771,583
True Corp. PCL NVDR	13,157,770	5,579,267
		197,848,746

Turkey 1.0%
AG Anadolu Grubu Holding AS	1,366,073	1,000,181
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS *	952,608	683,344
Akbank TAS	3,665,536	5,111,906
Akcansa Cimento AS *	76,446	378,967
Akfen Yenilenebilir Enerji AS, Class A *	477,218	222,534
Aksa Akrilik Kimya Sanayii AS	1,842,197	418,282
Aksa Enerji Uretim AS *	276,150	481,394
Alarko Holding AS	174,357	364,924
Anadolu Anonim Turk Sigorta Sirketi	893,570	533,902
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,230,687	938,126
Anadolu Hayat Emeklilik AS	80,638	178,525
Arcelik AS *	309,887	700,241
Aselsan Elektronik Sanayi Ve Ticaret AS	1,421,194	11,775,733
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	514,333	3,505,154

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Aygaz AS	70,987	367,528
Baticim Bati Anadolu Cimento Sanayii AS *	3,098,637	411,200
BIM Birlesik Magazalar AS	1,026,990	8,347,192
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS *	25,914	276,127
Borusan Yatirim ve Pazarlama AS	11,683	492,607
Cimsa Cimento Sanayi VE Ticaret AS	500,568	552,469
Coca-Cola Icecek AS	893,440	1,558,447
CVK Maden Isletmeleri Sanayi VE Ticaret A/S *	426,439	438,967
CW Enerji Muhendislik Ticaret VE Sanayi AS *	223,762	192,207
DAP Gayrimenkul Gelistirme A/S, Class A *	943,419	195,296
Destek Finans Faktoring AS *	97,466	4,470,650
Dogan Sirketler Grubu Holding AS	918,969	470,981
Dogus Otomotiv Servis ve Ticaret AS	112,302	452,225
Efor Yatirim Sanayi Ticaret AS	561,000	138,503
EGE Endustri VE Ticaret AS *	1,579	193,884
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	222,473	430,967
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,438,249	1,014,791
Enerjisa Enerji AS	275,595	659,385
Enerya Enerji AS	3,172,738	609,082
Enka Insaat ve Sanayi AS	1,195,572	2,618,226
Eregli Demir ve Celik Fabrikalari TAS	4,493,253	3,836,107
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS *	169,994	281,893
Ford Otomotiv Sanayi AS	787,225	1,443,505
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	2,095,080	427,309
Girsim Elektrik Sanayi Taahut Ve Ticaret AS *	161,611	265,879
Grainturk Tarim AS	38,778	173,730
Gubre Fabrikalari TAS *	107,710	1,290,875
Haci Omer Sabanci Holding AS	1,567,164	3,141,721
Hektas Ticaret TAS *	4,117,450	358,884
Investco Holding AS *	53,263	713,783
Is Gayrimenkul Yatirim Ortakligi AS	587,010	261,708
Is Yatirim Menkul Degerler AS, Class A	684,082	567,637
Isiklar Enerji ve Yapi Holding A/S *	555,588	1,418,881
Iskenderun Demir ve Celik AS	175,547	220,716
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D *	1,063,988	921,361
Katilimevim Tasarruf Finansman A/S	700,018	1,925,014
Kiler Holding AS *	452,135	870,442
KOC Holding AS	1,289,216	5,312,300
Kocaer Celik Sanayi Ve Ticaret AS	322,114	91,317
Konya Cimento Sanayii AS *	1,163	97,188
Kuyumcukent Gayrimenkul Yatirimlari AS *	385,471	643,407
LDR Turizm AS	198,523	497,046
Lydia Holding AS *	147,926	645,318
Lydia Yesil Enerji Kaynaklari Anonimsirketi *	537	187,340
Margun Enerji Uretim Sanayi VE Ticaret AS *	725,969	966,551
Mavi Giyim Sanayi Ve Ticaret AS, Class B	648,150	582,169
MIA Teknoloji AS *	226,049	246,088
Migros Ticaret AS	108,780	1,562,068
MLP Saglik Hizmetleri AS *	93,464	922,588
Nuh Cimento Sanayi AS	74,299	364,276
SECURITY	NUMBER OF SHARES	VALUE ($)
Odine Solutions Teknoloji Ticaret VE Sanayi A/S *	24,936	686,814
Otokar Otomotiv Ve Savunma Sanayi AS *	47,748	383,925
Oyak Cimento Fabrikalari AS	1,282,017	581,621
Pasifik Eurasia Lojistik Dis Ticaret AS *	375,972	948,701
Pegasus Hava Tasimaciligi AS *	293,986	1,089,673
Peker Gayrimenkul Yatirim Ortakligi AS *	4,140,297	1,208,029
Petkim Petrokimya Holding AS *	1,683,483	810,712
Politeknik Metal Sanayi ve Ticaret AS *	633	69,863
Ral Yatirim Holding AS *	176,766	962,951
Reysas Gayrimenkul Yatirim Ortakligi AS *	411,999	282,616
Reysas Tasimacilik ve Lojistik Ticaret AS *	1,555,083	752,267
Sasa Polyester Sanayi AS *	12,786,281	735,552
Selcuk Ecza Deposu Ticaret ve Sanayi AS	196,789	443,391
Sok Marketler Ticaret AS *	343,771	358,365
TAB Gida Sanayi Ve Ticaret AS, Class A	30,098	175,111
TAV Havalimanlari Holding AS *	219,330	1,203,186
Tekfen Holding AS	231,881	711,432
Tera Yatirim Menkul Degerler AS *	225,436	1,032,083
Tera Yatirim Teknoloji Holding A/S *	1,850,572	1,143,609
Tofas Turk Otomobil Fabrikasi AS	164,399	1,060,367
Trust Anadolu Metal Madencilik Isletmeleri AS *	248,630	584,575
Turk Altin Isletmeleri AS *	847,788	804,343
Turk Hava Yollari AO	659,316	4,263,338
Turk Telekomunikasyon AS *	676,983	903,544
Turk Traktor ve Ziraat Makineleri AS *	57,810	565,922
Turkcell Iletisim Hizmetleri AS	1,431,433	3,150,343
Turkiye Garanti Bankasi AS	709,724	1,900,670
Turkiye Halk Bankasi AS *	823,349	755,321
Turkiye Is Bankasi AS, Class C	9,550,216	2,734,475
Turkiye Petrol Rafinerileri AS	1,105,167	5,688,178
Turkiye Sigorta AS	1,805,104	496,394
Turkiye Sinai Kalkinma Bankasi AS	1,656,401	399,918
Turkiye Sise ve Cam Fabrikalari AS *	1,720,636	1,717,196
Turkiye Vakiflar Bankasi TAO, Class D *	767,558	515,811
Ufuk Yatirim Yonetim ve Gayrimenkul AS *	23,405	706,356
Ulker Biskuvi Sanayi AS	189,132	477,242
Yapi ve Kredi Bankasi AS *	3,959,618	2,861,101
Ziraat Gayrimenkul Yatirim Ortakligi AS	1,199,931	428,549
Zorlu Enerji Elektrik Uretim AS *	6,244,895	420,484
		124,435,076

United Arab Emirates 1.5%
Abu Dhabi Commercial Bank PJSC	3,644,248	13,593,312
Abu Dhabi Islamic Bank PJSC	1,763,108	9,821,580
Abu Dhabi National Oil Co. for Distribution PJSC	3,069,898	3,284,833
Abu Dhabi Ports Co. PJSC *	1,047,182	1,294,419
ADNOC Drilling Co. PJSC	3,272,110	5,309,712
Adnoc Gas PLC	8,255,360	7,709,513
ADNOC Logistics & Services	1,984,554	3,236,582
Agility Global PLC	6,897,488	2,816,949
Air Arabia PJSC	2,408,550	3,200,164
Aldar Properties PJSC	4,526,628	9,613,161

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Americana Restaurants International PLC - Foreign Co.	3,601,826	1,931,905
Apex Investment Co. PSC *	899,327	832,517
Borouge PLC	3,707,973	2,554,194
Dubai Electricity & Water Authority PJSC	10,715,895	7,614,927
Dubai Financial Market PJSC	2,833,733	1,118,726
Dubai Investments PJSC	2,787,660	2,777,907
Dubai Islamic Bank PJSC	3,454,164	6,959,395
Emaar Development PJSC	1,059,682	4,166,195
Emaar Properties PJSC	7,538,117	24,177,143
Emirates Central Cooling Systems Corp.	3,149,138	1,363,282
Emirates NBD Bank PJSC	2,183,685	16,421,411
Emirates Telecommunications Group Co. PJSC	4,151,339	20,390,203
Fertiglobe PLC	1,513,294	1,380,273
First Abu Dhabi Bank PJSC	5,292,600	24,208,906
Lulu Retail Holdings PLC	3,198,546	863,895
Modon Holding PSC *	3,132,099	2,592,423
NMDC Group PJSC	239,027	1,283,366
Parkin Co. PJSC	800,645	1,253,443
Phoenix Group PLC *	2,977,897	544,038
Presight AI Holding PLC *	717,190	667,817
Salik Co. PJSC	2,051,309	2,988,007
Space42 PLC *	1,325,919	638,980
Talabat Holding PLC	5,068,747	1,518,064
Two Point Zero Group PJSC *	11,898,969	6,900,582
		195,027,824
Total Common Stocks (Cost $6,766,490,339)		12,501,091,602

PREFERRED STOCKS 1.5% OF NET ASSETS

Brazil 1.3%
Axia Energia SA, Class B	275,183	3,097,182
Axia Energia SA, Class C *	461,997	4,598,780
Banco Bradesco SA	6,146,676	21,508,870
Cia Energetica de Minas Gerais	1,844,746	3,924,215
Gerdau SA	1,477,040	6,649,045
Isa Energia Brasil SA	370,153	1,978,023
Itau Unibanco Holding SA	6,533,674	51,719,645
Itausa SA	7,089,806	18,109,267
Localiza Rent a Car SA	40,638	325,220
Metalurgica Gerdau SA	953,079	1,846,541
Petroleo Brasileiro SA - Petrobras	5,428,142	45,071,758
		158,828,546

Chile 0.1%
Embotelladora Andina SA, B Shares	487,609	2,465,591
Sociedad Quimica y Minera de Chile SA, B Shares	168,117	14,394,727
		16,860,318

Colombia 0.1%
Grupo Cibest SA	542,377	9,178,403
Grupo de Inversiones Suramericana SA	159,827	1,875,827
		11,054,230
Total Preferred Stocks (Cost $120,436,930)		186,743,094
SECURITY	NUMBER OF SHARES	VALUE ($)
WARRANTS 0.0% OF NET ASSETS

Malaysia 0.0%
YTL Corp. Bhd.
expires 06/02/28 *(b)	1,051,207	199,716
YTL Power International Bhd.
expires 06/02/28 *(b)	583,340	272,118
		471,834
Total Warrants (Cost $0)		471,834

SHORT-TERM INVESTMENTS 1.5% OF NET ASSETS

Money Market Funds 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (d)	128,816,543	128,816,543
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (d)(e)	65,749,529	65,749,529
		194,566,072
Total Short-Term Investments (Cost $194,566,072)		194,566,072
Total Investments in Securities (Cost $7,081,493,341)		12,882,872,602

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 06/19/26	547	47,821,475	3,732,934

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair valued using significant unobservable inputs.
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $59,959,687.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$6,959,922,356	$—	$—	$6,959,922,356
China	3,481,695,848	—	475,359	3,482,171,207
Greece	103,259,829	—	0 *	103,259,829
Hong Kong	—	—	0 *	0
India	1,945,909,059	—	9,829,151	1,955,738,210
Russia	—	—	0 *	0
Preferred Stocks[1]	186,743,094	—	—	186,743,094
Warrants
Malaysia	—	—	471,834	471,834
Short-Term Investments[1]	194,566,072	—	—	194,566,072
Futures Contracts[2]	3,732,934	—	—	3,732,934
Total	$12,875,829,192	$—	$10,776,344	$12,886,605,536

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab International Equity ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In the event that international securities whose foreign exchanges have halted or suspended trading prior to the normal exchange close, the Valuation Designee may fair value securities whose prices may have been affected by those events. The Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab International Equity ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
REG89451MAY26